UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Balanced Index Fund

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

Item 1: Reports to Shareholders

VANGUARD(R)  BALANCED  INDEX  FUND
JUNE  30,  2004

SEMIANNUAL REPORT

THE VANGUARD GROUP(R)

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, John J. Brennan, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

 1 LETTER FROM THE CHAIRMAN
 6 FUND PROFILE
 8 GLOSSARY OF INVESTMENT TERMS
10 PERFORMANCE SUMMARY
11 ABOUT YOUR FUND'S EXPENSES
13 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SUMMARY
* Vanguard Balanced Index Fund returned 2.4% for the first half of the year, matching its composite benchmark and modestly surpassing the average balanced fund.

* The stock market picked up modest gains while bonds were essentially flat during a period that saw inflation fears spike and interest rates rise.

* The chief gains in the stock market came from consumer discretionary and energy stocks, while financial services stocks lagged the broad market and technology stocks were slightly negative overall.

                          Want less clutter in your mailbox?  Just register with
                               Vanguard.com  and opt to get fund reports online.

LETTER FROM THE CHAIRMAN DEAR SHAREHOLDER,

During the six months ended June 30, 2004, Vanguard Balanced Index Fund returned 2.4%, reflecting moderate gains in the stock market and a virtually flat return from bonds. This gain helped the fund outpace its average balanced peer fund and stay even with the composite benchmark (a 60%/40% mix of the Dow Jones Wilshire 5000 Composite Index and the Lehman Brothers Aggregate Bond Index).

[PICTURES OF JOHN J. BRENNAN]

-----------------------------------------------
TOTAL RETURNS                  SIX MONTHS ENDED
                                  JUNE 30, 2004
-----------------------------------------------
VANGUARD BALANCED INDEX FUND
 Investor Shares                           2.4%
 Admiral Shares                            2.4
 Institutional Shares                      2.4
Balanced Composite Index*                  2.4
Average Balanced Fund**                    1.8
-----------------------------------------------
*Made up of unmanaged benchmarks weighted 60% in stocks and 40% in bonds. For stocks: the Dow Jones Wilshire 5000 Index; for bonds: the Lehman Aggregate Bond Index. (Returns for both component indexes appear in the table on page 2.) **Derived from data provided by Lipper Inc.

The adjacent table provides the total returns for your fund's three share classes and its comparative yardsticks. A more detailed look at your fund's total returns on a per-share basis appears on page 5.

STOCKS GAINED AS THE ECONOMY REBOUNDED

Stock markets worldwide showed moderate gains across the board as investors took heart from a generally positive economic environment. In the United States, corporate earnings were strong, and Wall Street boosted its earnings-growth forecasts as the economic expansion accelerated. Consumer confidence solidified during the half-year as job creation increased.

Gains were tempered, however, by a two-month period in which indicators of rising inflation rattled investors. Unrest in the Middle East and growing global demand pushed the price of oil past a level last seen

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

more than 20 years earlier, during the Iran-Iraq War. But good economic news was back in the headlines in May and June, prompting a snapback for stocks.

For the six months, the broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Index, returned 3.9%. The Russell 1000 Index of mid- to large-capitalization stocks produced a 3.3% gain, while the Russell 2000 Index, a proxy for small-cap stocks, jumped 6.8%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their book values and other fundamental measures) outdistanced growth stocks (those expected to produce above-average earnings growth).

European and Pacific markets produced local-currency returns topping those of U.S. stocks. However, international stock returns were dampened somewhat for U.S.-based investors as the rebounding domestic economy and rising interest rates caused the U.S. dollar to strengthen against many currencies. (A stronger U.S. currency means that foreign returns translate into fewer dollars.) Emerging-markets returns, in the aggregate, were negative for the six-month period.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2004
                                               ---------------------------------
                                                       SIX        ONE       FIVE
                                                    MONTHS       YEAR     YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                        3.3%      19.5%     -1.6%
Russell 2000 Index (Small-caps)                        6.8       33.4       6.6
Dow Jones Wilshire 5000 Index                          3.9       21.2      -1.0
 (Entire market)
MSCI All Country World Index
  ex USA (International)                               4.1       32.5       1.0
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                            0.2%       0.3%      6.9%
 (Broad taxable market)
Lehman Municipal Bond Index                           -0.7        0.8       5.9
Citigroup 3-Month Treasury Bill Index                  0.5        1.0       3.1
================================================================================
CPI
Consumer Price Index                                   2.9%       3.3%      2.7%
--------------------------------------------------------------------------------
*Annualized.

BONDS REACTED TO THE STRONGER ECONOMY

In the fixed income markets, interest rates rose across bond maturities, depressing prices. Rates stayed at historically low levels during the first half of the period, then rose sharply in April as the economy strengthened. For the six months, the yield of the benchmark 10-year U.S. Treasury note increased 33 basis points (0.33 percentage point), from 4.25% to 4.58%. At the short end of the maturity spectrum, rates climbed more sharply in anticipation of the Federal Reserve Board's increase in its target federal funds rate. The Fed acted on June 30, lifting its target by 25 basis points, the first increase in four years. The yield of the 3-month Treasury bill, a proxy for money market rates, climbed from 0.92% at year-end 2003 to 1.26% on June 30.

As earnings growth fortified corporate balance sheets, corporate bonds became more attractive, enhancing their performance relative to Treasuries. This trend particularly benefited lesser-quality bonds; the Lehman High Yield Bond Index, a benchmark of below-investment-grade bonds, posted a six-month return of 1.4%, compared with the 0.2% return of the broad market, as measured by the Lehman Aggregate Bond Index.

FINANCIAL AND TECH STOCKS MODERATED GAINS

The fund's largest stock weightings included financial services and technology companies, which faced challenges during the period. Financial firms suffered as investors feared rising interest rates would force banks to pay more for deposits, pressuring profit margins. Overall, the financial sector showed a positive return, but still trailed the broader market. Technology was the only sector that lost ground, cooling off after a sizzling 2003.

Consumer discretionary stocks, one of the fund's top three sectors in terms of holdings, had a very strong half-year, as an improving economic picture led to growth in consumer spending. The period's top performers were integrated oils and "other energy" companies, which typically focus on specialized aspects of oil and natural gas exploration, production, and related products and services.

As noted above, fixed income securities enjoyed solid price gains during the first quarter, but inflationary fears caused bond prices to fall in April and May. For the Lehman Aggregate Bond Index over the full six months, interest income barely offset the price declines. Within the index, marginally negative returns in U.S. Treasury securities and investment-grade corporate bonds were offset by modestly positive results from mortgage-backed securities, which made up 39% of the fund's fixed income portfolio on June 30, 2004.

In periods of modest returns, it is comforting to remember that the annualized expense ratio (operating costs expressed as a percentage of average net assets) of Vanguard Balanced Index Fund's Investor Shares was 0.21%, far below the average cost of competing funds. (For more information on the fund's expenses, see pages 11-12.) Our Admiral Shares and Institutional Shares have even lower expense ratios, reflecting the economies of scale generated by sizable and long-tenured accounts. Such thrift pays off over the long haul as investors sacrifice less of their gains to fund costs.

THE ENDURING BENEFITS OF INDEX INVESTING

In addition to its low costs, the fund is an appealing investment vehicle, providing broad exposure to the stock and bond markets. As stocks and bonds have taken turns leading the markets in recent years, your fund has provided fixed exposure to each of these asset classes. In fact, your fund's characteristics of diversification, low turnover, automatic rebalancing, and low costs are an ideal model for managing all your investments. We're more convinced than ever that your best plan for long-term success is to maintain a steady, diversified mix of low-cost stock, bond, and cash investments tailored to your situation.

We appreciate your continued confidence in Vanguard, and we look forward to reporting to you in early 2005.

Sincerely,

/S/JOHN J. BRENNAN
JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JULY 16, 2004

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE             DECEMBER 31, 2003--JUNE 30, 2004

                                                    DISTRIBUTIONS PER SHARE
                                                --------------------------------
                            STARTING      ENDING            INCOME       CAPITAL
                         SHARE PRICE SHARE PRICE         DIVIDENDS         GAINS
--------------------------------------------------------------------------------
Balanced Indexed Fund
 Investor Shares              $18.27      $18.50            $0.210        $0.000
 Admiral Shares                18.28       18.50             0.219         0.000
Institutional Shares           18.28       18.50             0.222         0.000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AS OF 6/30/2004
FUND PROFILE

This Profile provides a snapshot of the fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 8-9.
--------------------------------------------------------------------------------

BALANCED INDEX FUND
-------------------------------------
TOTAL FUND CHARACTERISTICS

Yield
 Investor Shares               2.50%
 Admiral Shares                2.60%
 Institutional Shares          2.60%
Turnover Rate                 26.00%*
Expense Ratio
 Investor Shares               0.21%*
 Admiral Shares                0.12%*
 Institutional Shares          0.08%*
Short-Term Reserves            1.00%
-------------------------------------


---------------------------------------
TEN LARGEST STOCKS (% OF EQUITIES)

General Electric Co.               2.5%
 (conglomerate)
Microsoft Corp.                    2.2
 (software)
ExxonMobil Corp.                   2.1
 (oil)
Pfizer Inc.                        1.9
 (pharmaceuticals)
Citigroup, Inc.                    1.8
 (banking)
Wal-Mart Stores, Inc.              1.6
 (retail)
American International Group, Inc. 1.4
 (insurance)
Intel Corp.                        1.3
 (electronics)
Bank of America Corp.              1.3
 (banking)
Johnson & Johnson                  1.2
 (pharmaceuticals)
---------------------------------------
Top Ten                           17.3%
---------------------------------------
Top Ten as % of Total Net Assets  10.3%
---------------------------------------
"Ten Largest Stocks" excludes any temporary cash investments and equity index products.

---------------------------------------------------------
TOTAL FUND VOLATILITY MEASURES
                            COMPOSITE               BROAD
                      FUND    INDEX**    FUND      INDEX+
---------------------------------------------------------
R-Squared             1.00       1.00    0.97        1.00
Beta                  0.99       1.00    0.55        1.00
---------------------------------------------------------

----------------------------------------------
SECTOR DIVERSIFICATION (% OF EQUITY PORTFOLIO)
                                         BROAD
                                   FUND INDEX+
----------------------------------------------
Auto & Transportation                3%     3%
Consumer Discretionary              16     15
Consumer Staples                     7      7
Financial Services                  22     23
Health Care                         13     13
Integrated Oils                      4      4
Other Energy                         3      3
Materials & Processing               4      4
Producer Durables                    4      4
Technology                          14     14
Utilities                            6      6
Other                                4      4
----------------------------------------------

-----------------------
FUND ASSET ALLOCATION

Bonds               39%
Short-Term Reserves  1%
Stocks              60%
-----------------------

*Annualized.
**Balanced Composite Index, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Aggregate Bond Index.
+Dow Jones Wilshire 5000 Index.

--------------------------------------------------
EQUITY CHARACTERISTICS
                                             BROAD
                                  FUND      INDEX*
--------------------------------------------------
Number of Stocks                 3,502       5,064
Median Market Cap               $27.2B      $27.1B
Price/Earnings Ratio             22.6x       22.5x
Price/Book Ratio                  2.8x        2.8x
Dividend Yield                    1.6%        1.6%
Return on Equity                 15.6%       15.7%
Earnings Growth Rate              6.8%        6.7%
Foreign Holdings                  0.9%        0.9%
--------------------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

MARKET CAP        Large
STYLE             Blend
-----------------------

--------------------------------------------------
FIXED INCOME CHARACTERISTICS
                                             BROAD
                                  FUND     INDEX**
--------------------------------------------------
Number of Bonds                  2,474       5,700
Yield to Maturity                4.7%+        4.7%
Average Coupon                    5.8%        5.4%
Average Effective Maturity   7.6 years   7.5 years
Average Quality++                  Aa1         Aa1
Average Duration             4.8 years   4.8 years
--------------------------------------------------

---------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY   Treasury/Agency
AVERAGE MATURITY          Medium
--------------------------------

--------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY++ (% OF FIXED INCOME PORTFOLIO)

Treasury/Agency/GSEs^              70%
Aaa                                 7
Aa                                  3
A                                  10
Baa                                10
--------------------------------------------------------------
Total                             100%
--------------------------------------------------------------


--------------------------------------
SECTOR DIVERSIFICATION
 (% OF FIXED INCOME PORTFOLIO)

Asset-Backed                        2%
Commercial Mortgage-Backed          3
Finance                             8
Foreign                             4
Government Mortgage-Backed         36
Industrial                         11
Treasury/Agency                    34
Utilities                           2
--------------------------------------
Total                             100%
--------------------------------------

*Dow Jones Wilshire 5000 Index.
**Lehman Aggregate Bond Index.
+Before expenses.
++Moody's Investors Service.
^Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

                                               Visit our website at Vanguard.com
                                         for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AS OF 6/30/2004
PERFORMANCE SUMMARY

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For the performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
--------------------------------------------------------------------------------

BALANCED INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-JUNE 30, 2004
--------------------------------------------------------------------------------
                                  BALANCED INDEX FUND                  COMPOSITE
                                   INVESTOR SHARES                        INDEX*
FISCAL               CAPITAL             INCOME          TOTAL             TOTAL
  YEAR                RETURN             RETURN         RETURN            RETURN
--------------------------------------------------------------------------------
  1994                  -5.2%               3.6%          -1.6%            -1.2%
  1995                  24.0                4.6           28.6             29.0
  1996                  10.0                3.9           13.9             14.0
  1997                  18.2                4.0           22.2             22.4
  1998                  14.3                3.6           17.9             18.1
  1999                  10.2                3.4           13.6             13.4
  2000                  -5.1                3.1           -2.0             -2.2
  2001                  -6.3                3.3           -3.0             -3.1
  2002                 -12.4                2.9           -9.5             -9.0
  2003                  16.7                3.2           19.9             20.1
  2004**                 1.3                1.1            2.4              2.4
--------------------------------------------------------------------------------
*60% Dow Jones Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
**Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 69-71 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2004
                                                              TEN YEARS
                                     ONE      FIVE  ----------------------------
                 INCEPTION DATE     YEAR     YEARS    CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------
Balanced Index Fund
 Investor Shares*     11/9/1992   12.29%     2.41%      6.53%     3.53%   10.06%
 Admiral Shares      11/13/2000   12.39     2.09**         --        --       --
 Institutional Shares 12/1/2000   12.43     2.69**         --        --       --
--------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

**Return since inception.

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

* BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

-------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004
           BEGINNING ENDING  EXPENSES
           ACCOUNT VALUE     ACCOUNT VALUE                PAID DURING
BALANCED INDEX FUND 12/31/2003                    6/30/2004      PERIOD*
-------------------------------------------------------------------------
Based on Actual Fund Return
Investor Shares                              $1,000      $1,024     $1.06
Admiral Shares                                1,000       1,024      0.60
Institutional Shares                          1,000       1,024      0.40

Based on Hypothetical 5% Return
Investor Shares                              $1,000      $1,049     $1.07
Admiral Shares                                1,000       1,049      0.61
Institutional Shares                          1,000       1,050      0.41
-------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.


* BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

-----------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS:
YOUR FUND COMPARED WITH ITS PEER GROUP
                                                          AVERAGE
                 INVESTOR    ADMIRAL    INSTITUTIONAL    BALANCED
                   SHARES     SHARES           SHARES        FUND
-----------------------------------------------------------------
BALANCED INDEX FUND 0.21%      0.12%            0.08%      1.35%*
-----------------------------------------------------------------
*Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2003.


Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund's low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

AS OF 6/30/2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-----------------------------------------------------------------------
                                                                 MARKET
                                                                 VALUE^
BALANCED INDEX FUND                                 SHARES        (000)
-----------------------------------------------------------------------
COMMON STOCKS (59.9%)(1)
-----------------------------------------------------------------------
Auto & Transportation (1.6%)
  United Parcel Service, Inc.                      313,693       23,580
  Ford Motor Co.                                   500,766        7,837
  General Motors Corp.                             160,612        7,483
  FedEx Corp.                                      84,919         6,937
  Harley-Davidson, Inc.                            83,923         5,198
  Union Pacific Corp.                              73,714         4,382
  Southwest Airlines Co.                           224,854        3,771
  Burlington Northern
  Santa Fe Corp.                                   105,501        3,700
  Norfolk Southern Corp.                           111,506        2,957
  PACCAR, Inc.                                      49,884        2,893
  CSX Corp.                                         61,025        2,000
  Genuine Parts Co.                                 50,006        1,984
  Delphi Corp.                                     159,387        1,702
  Expeditors International
   of Washington, Inc.                              30,141        1,489
  Lear Corp.                                        19,652        1,159
  C.H. Robinson Worldwide, Inc.                     24,315        1,115
  J.B. Hunt Transport Services, Inc.                22,934          885
  Gentex Corp.                                      22,064          876
* JetBlue Airways Corp.                             29,534          868
  Dana Corp.                                        42,695          837
* Navistar International Corp.                      19,859          770
  BorgWarner, Inc.                                  15,866          694
  CNF Inc.                                          14,432          600
  Polaris Industries, Inc.                          12,490          600
  Oshkosh Truck Corp.                                9,934          569
* AMR Corp.                                         46,376          562
  Thor Industries, Inc.                             16,482          551
* Yellow Roadway Corp.                              13,793          550
  American Axle &
   Manufacturing Holdings, Inc.                     15,100          549
* TRW Automotive Holdings Corp.                     28,000          528
  Overseas Shipholding Group Inc.                   11,359          501
  Cooper Tire & Rubber Co.                          21,293          490
  Tidewater Inc.                                    16,304          486
  Werner Enterprises, Inc.                          22,877          483
* The Goodyear Tire & Rubber Co.                    51,157          465
* Landstar System, Inc.                              8,600          455
  Visteon Corp.                                     38,152          445
* Swift Transportation Co., Inc.                    24,008          431
  Alexander & Baldwin, Inc.                         12,179          407
  Florida East Coast Industries,
   Inc. Class A                                     10,517          406
* General Maritime Corp.                            14,300          392
  ArvinMeritor, Inc.                                19,981          391
  Heartland Express, Inc.                           14,257          390
* Laidlaw International Inc.                        29,800          386
  OMI Corp.                                         30,700          365
  Winnebago Industries, Inc.                         9,726          363
* EGL, Inc.                                         13,466          358
* Knight Transportation, Inc.                       12,140          349

-----------------------------------------------------------------------
                                                                 MARKET
                                                                 VALUE^
BALANCED INDEX FUND                                 SHARES        (000)
-----------------------------------------------------------------------
* AirTran Holdings, Inc.                            24,200          342
  Modine Manufacturing Co.                           9,738          310
* Old Dominion Freight Line, Inc.                   10,200          301
  Skywest, Inc.                                     16,500          287
  USF Corp.                                          7,583          266
* Northwest Airlines Corp.
                   Class A                          23,773          264
* Kirby Corp.                                        6,700          261
* Delta Air Lines, Inc.                             34,882          248
* Kansas City Southern                              15,950          247
* Forward Air Corp.                                  6,600          247
  Superior Industries
                   International, Inc.               7,379          247
* Wabash National Corp.                              8,650          238
  Bandag, Inc.                                       5,329          237
  Monaco Coach Corp.                                 8,394          236
* Pacer International, Inc.                         12,600          233
  Wabtec Corp.                                      12,614          228
  Arkansas Best Corp.                                6,900          227
* Tenneco Automotive, Inc.                          16,360          216
  Overnite Corp.                                     7,309          215
* Continental Airlines, Inc. Class B                18,189          207
* ExpressJet Holdings, Inc.                         16,800          204
* Fleetwood Enterprises, Inc.                       13,500          196
  Marine Products Corp.                             10,200          189
* Aviall Inc.                                        9,775          186
* Offshore Logistics, Inc.                           6,600          186
* Alaska Air Group, Inc.                             7,378          176
* Stoneridge, Inc.                                   9,500          162
* RailAmerica, Inc.                                 10,596          155
* America West Holdings Corp.
                   Class B                          16,833          153
  Titan International, Inc.                         14,800          152
  Sauer-Danfoss, Inc.                                8,700          149
* TBC Corp.                                          6,200          148
* Strattec Security Corp.                            2,129          146
* AAR Corp.                                         12,300          140
* Aftermarket Technology Corp.                       7,929          131
* SCS Transportation, Inc.                           4,851          128
* Hayes Lemmerz International, Inc.                  8,300          125
* Quality Distribution Inc.                         11,291          125
  Coachmen Industries, Inc.                          7,604          122
* Keystone Automotive
                   Industries, Inc.                  4,326          121
* International Shipholding Corp.                    8,075          120
  Spartan Motors, Inc.                               9,200          113
  Arctic Cat, Inc.                                   3,900          107
* Gulfmark Offshore, Inc.                            6,400          101
* Mesa Air Group Inc.                               12,300          100
* Miller Industries, Inc.                           10,040           99
* MAIR Holdings, Inc.                               11,541           94
* Collins & Aikman Corp.                            16,540           92
* Genesee & Wyoming Inc.
                   Class A                           3,750           89
* Atlantic Coast Airlines
                   Holdings Inc.                    15,323           88
  Todd Shipyards Corp.                               4,865           85
* Quantum Fuel Systems
                   Technologies Worldwide, Inc.     13,800           84
* Covenant Transport, Inc.                           4,106           70
* Pinnacle Airlines Corp.                            6,200           70
  Standard Motor Products, Inc.                      4,700           69
* Allied Holdings, Inc.                             15,600           67
* Central Freight Lines, Inc.                        8,400           67
* P.A.M. Transportation
                   Services, Inc.                    3,200           61
* Petroleum Helicopters, Inc.                        3,100           60
* Frontier Airlines, Inc.                            5,500           60
* Dura Automotive Systems, Inc.                      6,393           58
* Tower Automotive, Inc.                            15,576           57
* Impco Technologies Inc.                            8,100           51
* Sports Resorts International, Inc.                12,900           49
  Maritrans Inc.                                     2,600           39
* A.S.V., Inc.                                         783           25
* Republic Airways Holdings Inc.                     1,664           24
* Raytech Corp.                                     13,100           22
* Conrad Industries, Inc.                            8,400           20
* Midwest Air Group Inc.                             4,100           17
* Trailer Bridge, Inc.                               2,500           13
* The Greenbrier Cos., Inc.                            500           10
  Quixote Corp.                                        400            8
* Seabulk International, Inc.                          500            4
* Accessity Corp.                                      120            1
                                                            -----------
                                                                105,434
                                                            -----------
CONSUMER DISCRETIONARY (9.4%)
  Wal-Mart Stores, Inc.                          1,220,267       64,381
  Home Depot, Inc.                                 637,846       22,452
* Time Warner, Inc.                              1,248,692       21,952
  Viacom Inc. Class B                              492,644       17,597
* eBay Inc.                                        187,051       17,199
  The Walt Disney Co.                              583,855       14,882
* Yahoo! Inc.                                      383,444       13,931
  Gillette Co.                                     285,569       12,108
  Lowe's Cos., Inc.                                223,034       11,720
  Target Corp.                                     259,885       11,037
  Kimberly-Clark Corp.                             142,665        9,399
  McDonald's Corp.                                 358,373        9,318
  Carnival Corp.                                   180,000        8,460
  Liberty Media Corp.                              830,608        7,467
  Cendant Corp.                                    290,209        7,104
* DirecTV Group, Inc.                              393,957        6,737
  Gannett Co., Inc.                                 77,483        6,574
  Clear Channel
                  Communications, Inc.             174,797        6,459

-----------------------------------------------------------------------
                                                                 MARKET
                                                                 VALUE^
                                                    SHARES        (000)
-----------------------------------------------------------------------
* Amazon.com, Inc.                                 115,178        6,266
  The Gap, Inc.                                    256,168        6,212
  Avon Products, Inc.                              134,594        6,210
* InterActiveCorp                                  199,356        6,009
  NIKE, Inc. Class B                                74,791        5,665
  Costco Wholesale Corp.                           130,586        5,363
  Waste Management, Inc.                           165,138        5,061
* Starbucks Corp.                                  112,811        4,905
  Best Buy Co., Inc.                                92,311        4,684
* Electronic Arts Inc.                              85,051        4,640
* Apollo Group, Inc. Class A                        50,114        4,425
  Tribune Co.                                       93,188        4,244
  Staples, Inc.                                    141,557        4,149
  The McGraw-Hill Cos., Inc.                        54,175        4,148
* Kohl's Corp.                                      96,745        4,090
  Omnicom Group Inc.                                53,720        4,077
  International Game Technology                     99,263        3,832
  TJX Cos., Inc.                                   141,360        3,412
* Bed Bath & Beyond, Inc.                           85,469        3,286
* Fox Entertainment Group,
                  Inc. Class A                     121,453        3,243
  Marriott International, Inc.
                  Class A                           64,372        3,211
* Yum! Brands, Inc.                                 82,268        3,062
  J.C. Penney Co., Inc.
                  (Holding Co.)                     79,184        2,990
* Univision Communications Inc.                     91,728        2,929
  Starwood Hotels &
                  Resorts Worldwide, Inc.           58,956        2,644
  Washington Post Co. Class B                        2,730        2,539
  Federated Department
                  Stores, Inc.                      51,361        2,522
  Limited Brands, Inc.                             134,048        2,507
  E.W. Scripps Co. Class A                          23,239        2,440
* Coach, Inc.                                       53,843        2,433
  Royal Caribbean Cruises, Ltd.                     55,900        2,427
  Cintas Corp.                                      48,690        2,321
  Sears, Roebuck & Co.                              60,506        2,285
  R.R. Donnelley & Sons Co.                         69,107        2,282
  May Department Stores Co.                         82,709        2,274
  Eastman Kodak Co.                                 81,527        2,200
  Mattel, Inc.                                     120,160        2,193
* EchoStar Communications
                  Corp. Class A                     67,193        2,066
  Hilton Hotels Corp.                              109,585        2,045
* AutoZone Inc.                                     24,000        1,922
* MGM Mirage, Inc.                                  40,470        1,900
  New York Times Co. Class A                        42,044        1,880
  Newell Rubbermaid, Inc.                           78,174        1,837
  Dollar General Corp.                              93,868        1,836
* Kmart Holding Corp.                               25,550        1,834
  Harrah's Entertainment, Inc.                      32,087        1,736
  Harman International
                  Industries, Inc.                  18,839        1,714
  Estee Lauder Cos. Class A                         34,710        1,693
  Nordstrom, Inc.                                   39,582        1,687
* Interpublic Group of Cos., Inc.                  119,846        1,645
  Knight Ridder                                     22,426        1,615
* Office Depot, Inc.                                89,678        1,606
  Tiffany & Co.                                     42,279        1,558
  VF Corp.                                          31,321        1,525
  CDW Corp.                                         23,856        1,521
  Family Dollar Stores, Inc.                        49,351        1,501
* XM Satellite Radio Holdings, Inc.                 54,706        1,493
  Robert Half International, Inc.                   49,443        1,472
  Leggett & Platt, Inc.                             54,581        1,458
* Liberty Media International Inc.
                  Class A                           38,860        1,442
  Jones Apparel Group, Inc.                         36,400        1,437
* VeriSign, Inc.                                    70,561        1,404
  Black & Decker Corp.                              22,594        1,404
* Mohawk Industries, Inc.                           19,105        1,401
  Whirlpool Corp.                                   19,943        1,368
  PETsMART, Inc.                                    41,103        1,334
* AutoNation, Inc.                                  77,266        1,321
  Mandalay Resort Group                             19,233        1,320
* Career Education Corp.                            28,869        1,315
* Caesars Entertainment, Inc.                       87,608        1,314
  RadioShack Corp.                                  45,796        1,311
  Manpower Inc.                                     25,595        1,299
  Alberto-Culver Co. Class B                        25,788        1,293
  Republic Services, Inc. Class A                   43,958        1,272
  Fastenal Co.                                      21,807        1,239
* Weight Watchers
                  International, Inc.               30,669        1,200
* Allied Waste Industries, Inc.                     90,575        1,194
* Iron Mountain, Inc.                               24,470        1,181
  Ross Stores, Inc.                                 43,315        1,159
* ChoicePoint Inc.                                  25,164        1,149
* Chico's FAS, Inc.                                 25,432        1,149
  Liz Claiborne, Inc.                               31,629        1,138
  Wendy's International, Inc.                       32,661        1,138
* Pixar, Inc.                                       16,069        1,117
  Sabre Holdings Corp.                              40,185        1,114
* Williams-Sonoma, Inc.                             33,648        1,109
* Sirius Satellite Radio, Inc.                     355,452        1,095
* Lamar Advertising Co. Class A                     25,146        1,090
  Michaels Stores, Inc.                             19,547        1,075
  The Stanley Works                                 23,285        1,061
* Fisher Scientific International Inc.              18,220        1,052
  Abercrombie & Fitch Co.                           26,944        1,044
  ServiceMaster Co.                                 82,821        1,020
  Foot Locker, Inc.                                 41,357        1,007

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
  International Flavors &
                  Fragrances, Inc.                  26,864    1,005
* Getty Images, Inc.                                16,677    1,001
  Polo Ralph Lauren Corp.                           28,631      986
* Toys R Us, Inc.                                   61,761      984
  Hasbro, Inc.                                      50,215      954
  Darden Restaurants Inc.                           46,001      945
* Brinker International, Inc.                       27,445      936
* Advance Auto Parts, Inc.                          21,190      936
  The McClatchy Co. Class A                         13,283      932
* Wynn Resorts Ltd.                                 23,300      900
  Belo Corp. Class A                                33,212      892
  Outback Steakhouse                                21,549      891
* Dollar Tree Stores, Inc.                          32,368      888
  Station Casinos, Inc.                             18,150      878
  Aramark Corp. Class B                             30,200      869
* Monster Worldwide Inc.                            32,103      826
  Metro-Goldwyn-Mayer Inc.                          68,174      825
  Meredith Corp.                                    14,399      791
  GTECH Holdings Corp.                              16,994      787
  International Speedway Corp.                      15,255      742
* Hewitt Associates, Inc.                           26,700      734
  Circuit City Stores, Inc.                         56,586      733
* O'Reilly Automotive, Inc.                         15,662      708
* Rent-A-Center, Inc.                               23,590      706
* Urban Outfitters, Inc.                            11,465      698
* Copart, Inc.                                      25,724      687
* Education Management Corp.                        20,883      686
  Viad Corp.                                        25,390      686
* Westwood One, Inc.                                28,568      680
* Barnes & Noble, Inc.                              19,693      669
* CarMax, Inc.                                      29,821      652
* Tech Data Corp.                                   16,579      649
* Timberland Co.                                    10,034      648
  The Neiman Marcus
                  Group, Inc. Class A               11,627      647
* Service Corp. International                       87,281      643
  Talbots Inc.                                      16,278      637
* Convergys Corp.                                   41,298      636
* Corinthian Colleges, Inc.                         25,692      636
* Ask Jeeves, Inc.                                  16,211      633
* Columbia Sportswear Co.                           11,517      629
  The Corporate Executive
                  Board Co.                         10,749      621
  Lee Enterprises, Inc.                             12,898      619
* Activision, Inc.                                  38,838      618
  Reebok International Ltd.                         17,088      615
  Harte-Hanks, Inc.                                 25,183      615
  Saks Inc.                                         40,751      611
* Marvel Enterprises Inc.                           31,170      608
* The Cheesecake Factory                            14,895      593
* American Eagle Outfitters, Inc.                   20,450      591
  Claire's Stores, Inc.                             26,853      583
* Gemstar-TV Guide
                  International, Inc.              121,211      582
  John Wiley & Sons Class A                         17,811      570
* AnnTaylor Stores Corp.                            19,628      569
  Regis Corp.                                       12,702      566
  Snap-On Inc.                                      16,735      561
  The Brink's Co.                                   16,222      556
* Entercom Communications Corp.                     14,843      554
  Maytag Corp.                                      22,495      551
* Fossil, Inc.                                      20,204      551
* DeVry, Inc.                                       20,068      550
  Applebee's International, Inc.                    23,801      548
* Citadel Broadcasting Corp.                        37,600      548
* NetFlix.com, Inc.                                 14,750      530
* PETCO Animal Supplies, Inc.                       16,400      528
  Borders Group, Inc.                               22,517      528
  Ruby Tuesday, Inc.                                19,134      525
  Nu Skin Enterprises, Inc.                         20,408      517
  Choice Hotel International, Inc.                  10,200      512
  Dillard's Inc.                                    22,895      511
* West Corp.                                        19,449      509
  Boyd Gaming Corp.                                 19,030      506
  The Toro Co.                                       7,200      505
* BJ's Wholesale Club, Inc.                         19,966      499
* ITT Educational Services, Inc.                    13,102      498
* Laureate Education Inc.                           12,866      492
  IKON Office Solutions, Inc.                       42,780      491
* Big Lots Inc.                                     33,642      486
* Earthlink, Inc.                                   46,253      479
* CNET Networks, Inc.                               41,577      460
* Valassis Communications, Inc.                     15,048      459
  SCP Pool Corp.                                    10,186      458
* Tractor Supply Co.                                10,949      458
* Sirva Inc.                                        19,900      458
  Reader's Digest Association, Inc.                 28,600      457
  Blyth, Inc.                                       13,054      450
  Pier 1 Imports Inc.                               25,354      449
  Strayer Education, Inc.                            4,000      446
  CBRL Group, Inc.                                  14,357      443
* Kroll Inc.                                        11,979      442
* Pacific Sunwear of California, Inc.               22,548      441
* Aeropostale, Inc.                                 16,200      436
  Media General, Inc. Class A                        6,657      428
* The Yankee Candle Co., Inc.                       14,550      426
* American Greetings Corp.
                  Class A                           18,244      423
  The Pep Boys
                  (Manny, Moe & Jack)               16,540      419
  Hollinger International, Inc.                     24,877      418
  Speedway Motorsports, Inc.                        12,285      411
  Journal Communications, Inc.                      21,700      409

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Zale Corp.                                        14,898      406
  United Auto Group, Inc.                           13,200      405
  Furniture Brands
                  International Inc.                16,073      403
* Corrections Corp. of America
                  REIT                              10,074      398
* Take-Two Interactive
                  Software, Inc.                    12,900      395
  Grey Global Group Inc.                               400      394
  MSC Industrial Direct Co., Inc.
                  Class A                           11,971      393
* R.H. Donnelley Corp.                               8,980      393
* United Stationers, Inc.                            9,819      390
* Sonic Corp.                                       17,094      389
* Tempur-Pedic International Inc.                   27,710      388
  Ethan Allen Interiors, Inc.                       10,759      386
  Hearst-Argyle Television Inc.                     14,811      382
* Penn National Gaming, Inc.                        11,488      381
* Linens 'n Things, Inc.                            13,000      381
* Quiksilver, Inc.                                  15,970      380
* Waste Connections, Inc.                           12,600      374
* MPS Group, Inc.                                   30,251      367
* Gaylord Entertainment Co.                         11,340      356
* Scientific Games Corp.                            18,100      346
* Shuffle Master, Inc.                               9,409      342
* Tuesday Morning Corp.                             11,773      341
  Kellwood Co.                                       7,800      340
* Charter Communications, Inc.                      86,232      338
* Scholastic Corp.                                  11,200      335
* Krispy Kreme Doughnuts, Inc.                      17,497      334
* Emmis Communications, Inc.                        15,865      333
* InfoSpace, Inc.                                    8,748      333
* Jack in the Box Inc.                              11,200      333
* Helen of Troy Ltd.                                 9,000      332
* WMS Industries, Inc.                              11,100      331
  Banta Corp.                                        7,400      329
* CEC Entertainment Inc.                            11,075      327
  Tupperware Corp.                                  16,790      326
* United Online, Inc.                               18,449      325
* Guitar Center, Inc.                                7,300      325
* Arbitron Inc.                                      8,883      324
* United Natural Foods, Inc.                        11,200      324
* Argosy Gaming Co.                                  8,496      319
* Wesco International, Inc.                         17,350      319
* 99 Cents Only Stores                              20,829      318
* Universal Technical Institute Inc.                 7,888      315
* DoubleClick Inc.                                  40,251      313
* Navigant Consulting, Inc.                         14,498      311
  Matthews International Corp.                       9,314      307
* P.F. Chang's China Bistro, Inc.                    7,400      305
  Rollins, Inc.                                     13,100      301
* Dick's Sporting Goods, Inc.                        9,018      301
  Wolverine World Wide, Inc.                        11,450      301
  Kelly Services, Inc. Class A                      10,000      298
* Aztar Corp.                                       10,600      297
* Payless ShoeSource, Inc.                          19,750      294
* Panera Bread Co.                                   8,200      294
* The Warnaco Group, Inc.                           13,800      294
* Catalina Marketing Corp.                          15,977      292
  ABM Industries Inc.                               15,000      292
* Priceline.com, Inc.                               10,622      286
* ValueClick, Inc.                                  23,790      285
* Hot Topic, Inc.                                   13,869      284
* Radio One, Inc. Class D                           17,700      283
* Charming Shoppes, Inc.                            31,356      280
* Men's Wearhouse, Inc.                             10,550      278
* Jarden Corp.                                       7,729      278
  Bob Evans Farms, Inc.                             10,133      277
  ADVO, Inc.                                         8,351      275
  La-Z-Boy Inc.                                     15,247      274
* RC2 Corp.                                          7,700      273
  Regal Entertainment Group
                  Class A                           15,100      273
  Oakley, Inc.                                      21,000      272
* Coldwater Creek Inc.                              10,050      266
* Select Comfort Corp.                               9,325      265
* Stage Stores, Inc.                                 6,975      263
  Brown Shoe Co., Inc.                               6,400      262
* Dollar Thrifty Automotive
                  Group, Inc.                        9,500      261
* Consolidated Graphics, Inc.                        5,900      260
* Cumulus Media Inc.                                15,430      259
* Stewart Enterprises, Inc. Class A                 31,600      257
* The Sports Authority, Inc.                         7,129      256
* Tetra Tech, Inc.                                  15,638      255
* Rare Hospitality International Inc.               10,200      254
* Alliance Gaming Corp.                             14,635      251
  Watson Wyatt & Co. Holdings                        9,400      251
  Liberty Corp.                                      5,328      250
* Multimedia Games Inc.                              9,300      249
  Callaway Golf Co.                                 21,904      248
  Ameristar Casinos, Inc.                            7,377      248
* Guess ?, Inc.                                     15,200      245
* Journal Register Co.                              12,175      243
* CKE Restaurants Inc.                              18,151      242
  Fred's, Inc.                                      10,950      242
* Boca Resorts, Inc. Class A                        12,200      242
* THQ Inc.                                          10,555      242
* bebe stores, inc.                                 12,000      240
  Burlington Coat Factory
                  Warehouse Corp.                   12,337      238
* MAXIMUS, Inc.                                      6,700      238
  K-Swiss, Inc.                                     11,600      234
* Jo-Ann Stores, Inc.                                7,935      233

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES     (000
-------------------------------------------------------------------
  G & K Services, Inc. Class A                       5,739      231
  Aaron Rents, Inc. Class B                          6,950      230
  World Fuel Services Corp.                          5,100      230
  Landry's Restaurants, Inc.                         7,684      230
* Insight Enterprises, Inc.                         12,911      229
* Hollywood Entertainment Corp.                     16,906      226
* CoStar Group, Inc.                                 4,917      226
* Bright Horizons Family Solutions, Inc.             4,200      225
  CDI Corp.                                          6,500      225
* Cost Plus, Inc.                                    6,900      224
  IHOP Corp.                                         6,200      222
* CSK Auto Corp.                                    12,910      221
  Oxford Industries, Inc.                            5,000      218
  The Nautilus Group, Inc.                          11,100      217
* ProQuest Co.                                       7,889      215
* Stein Mart, Inc.                                  13,200      215
* CMGI Inc.                                        109,943      214
* Playtex Products, Inc.                            27,300      213
* Navarre Corp.                                     14,714      212
  Kenneth Cole Productions, Inc.                     6,150      211
* Leapfrog Enterprises, Inc.                        10,484      209
  Handleman Co.                                      9,000      208
* Group 1 Automotive, Inc.                           6,251      208
* Labor Ready, Inc.                                 13,300      206
* PRIMEDIA Inc.                                     73,787      205
* School Specialty, Inc.                             5,627      204
* Ryan's Restaurant Group, Inc.                     12,750      201
* Cox Radio, Inc.                                   11,578      201
* Elizabeth Arden, Inc.                              9,538      201
* Radio One, Inc.                                   12,300      198
* Midway Games Inc.                                 17,147      198
  Sonic Automotive, Inc.                             8,900      197
* Hibbett Sporting Goods, Inc.                       7,179      196
* A.C. Moore Arts & Crafts, Inc.                     7,100      195
  Renaissance Learning, Inc.                         8,606      193
* infoUSA Inc.                                      18,984      192
* iVillage Inc.                                     30,185      192
* Resources Connection, Inc.                         4,900      192
* FTI Consulting, Inc.                              11,580      191
* Electronics Boutique Holdings Corp.                7,200      190
  Central Parking Corp.                             10,041      188
* Heidrick & Struggles
                  International, Inc.                6,300      187
* Six Flags, Inc.                                   25,718      187
  Christopher & Banks Corp.                         10,502      186
* Volt Information Sciences Inc.                     5,900      186
* Central Garden and Pet Co.                         5,122      183
* Teletech Holdings Inc.                            20,597      181
* The Children's Place
                  Retail Stores, Inc.                7,600      179
  The Buckle, Inc.                                   6,300      178
  Movie Gallery, Inc.                                9,018      176
  Phillips-Van Heusen Corp.                          9,100      175
* Crown Media Holdings, Inc.                        20,458      174
* Finish Line, Inc.                                  5,739      173
  Russell Corp.                                      9,600      172
* Papa John's International, Inc.                    5,800      171
  Lone Star Steakhouse
                  & Saloon, Inc.                     6,300      171
  The Marcus Corp.                                   9,900      171
* Wireless Facilities, Inc.                         17,316      170
* Ventiv Health, Inc.                               10,915      169
* Carter's, Inc.                                     5,800      169
* Orbitz, Inc.                                       7,800      169
* Spherion Corp.                                    16,599      168
  Startek, Inc.                                      4,700      168
* Lifeline Systems, Inc.                             7,100      168
* Genesco, Inc.                                      7,000      165
  Bowne & Co., Inc.                                 10,400      165
* The Gymboree Corp.                                10,700      164
* J. Jill Group, Inc.                                6,900      163
  Movado Group, Inc.                                 9,400      162
* Exult Inc.                                        30,022      162
  Chemed Corp.                                       3,300      160
* Blue Nile Inc.                                     4,255      160
  Gevity HR, Inc.                                    6,100      160
  Goody's Family Clothing                           15,347      159
  Churchill Downs, Inc.                              3,900      159
* Too Inc.                                           9,498      159
* Galyan's Trading Co.                               9,509      159
  World Wrestling
                  Entertainment, Inc.               12,400      158
* Pre-Paid Legal Services, Inc.                      6,600      157
* Lin TV Corp.                                       7,378      156
* Global Imaging Systems, Inc.                       4,200      154
* Steak n Shake Co.                                  8,382      153
* Century Business Services, Inc.                   35,023      153
* NetRatings, Inc.                                   9,366      153
  The Stride Rite Corp.                             13,800      152
* PDI, Inc.                                          5,000      152
* Retail Ventures, Inc.                             19,300      149
* LookSmart, Ltd.                                   68,800      149
* Steven Madden, Ltd.                                7,464      149
* K2 Inc.                                            9,464      149
* ShopKo Stores, Inc.                               10,500      148
* Hartmarx Corp.                                    23,500      148
* Information Holdings Inc.                          5,400      148
* Trans World Entertainment Corp.                   14,750      148
* Midas Inc.                                         8,483      148
* Vail Resorts Inc.                                  7,700      148
* Lakes Entertainment, Inc.                         12,724      147
  Thomas Nelson, Inc.                                6,450      147
* MarketWatch.com, Inc.                             12,430      146
* Cross Country Healthcare, Inc.                     8,000      145

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* JAKKS Pacific, Inc.                                6,961      145
* Water Pik Technologies, Inc.                       8,689      144
* Insight Communications
                  Co., Inc.                         15,500      144
  Pulitzer, Inc.                                     2,933      143
* SOURCECORP, Inc.                                   5,200      143
* Isle of Capri Casinos, Inc.                        8,197      143
* Entravision Communications
                  Corp.                             18,600      143
* Administaff, Inc.                                  8,600      143
* Cole National Corp. Class A                        6,100      142
* The Advisory Board Co.                             4,000      142
* Maxwell Shoe Co. Inc.                              6,100      142
* Sharper Image Corp.                                4,500      141
* The Dress Barn, Inc.                               8,096      139
* Friendly Ice Cream Corp.                          10,500      138
* Prime Hospitality Corp.                           12,800      136
  Blair Corp.                                        4,700      136
  Gray Television, Inc.                              9,700      135
* Luby's, Inc.                                      19,400      134
  Blockbuster Inc. Class A                           8,800      134
  Sinclair Broadcast Group, Inc.                    13,000      134
* Del Laboratories, Inc.                             4,290      133
  The Neiman Marcus Group, Inc.
                  Class B                            2,561      133
  Cato Corp. Class A                                 5,900      132
* Korn/Ferry International                           6,800      132
  American Woodmark Corp.                            2,200      132
* Dave & Busters, Inc.                               6,977      131
* ValueVision Media, Inc.                           10,040      131
  Stanley Furniture Co., Inc.                        3,100      131
  Libbey, Inc.                                       4,700      130
* Charles River Associates Inc.                      4,200      130
* Coinstar, Inc.                                     5,842      128
  Bassett Furniture Industries, Inc.                 5,800      126
* America's Car-Mart, Inc.                           4,200      126
* FindWhat.com                                       5,400      125
* California Pizza Kitchen, Inc.                     6,500      125
* Clark, Inc.                                        6,700      124
  Triarc Cos., Inc. Class B                         12,200      124
* Amerco, Inc.                                       5,150      122
* Young Broadcasting Inc.                            9,300      122
* Bally Total Fitness Holding Corp.                 24,327      122
* Skechers U.S.A., Inc.                              9,300      121
* AMN Healthcare Services, Inc.                      7,905      121
* SM&A Corp.                                        13,945      121
  Oshkosh B' Gosh, Inc. Class A                      4,800      120
  National Presto Industries, Inc.                   2,900      120
* Shoe Carnival, Inc.                                7,950      119
* Total Entertainment
                  Restaurant Corp.                   8,782      119
  Sturm, Ruger & Co., Inc.                           9,676      117
* Casella Waste Systems, Inc.                        8,900      117
* Syms Corp.                                        12,600      117
* Forrester Research, Inc.                           6,250      117
* Greg Manning Auctions, Inc.                        7,600      116
  The Topps Co., Inc.                               11,900      115
* 24/7 Real Media, Inc.                             20,560      115
* Big 5 Sporting Goods Corp.                         4,400      115
* aQuantive, Inc.                                   11,500      114
* Pinnacle Entertainment, Inc.                       9,000      113
* USANA Health Sciences, Inc.                        3,650      113
* Overstock.com, Inc.                                2,900      113
* Systemax Inc.                                     16,900      113
* Nexstar Broadcasting
                  Group, Inc.                       10,258      113
* Steinway Musical
                  Instruments Inc.                   3,200      112
* AMC Entertainment, Inc.                            7,300      112
* Geo Group Inc.                                     5,500      112
* LodgeNet Entertainment Corp.                       6,800      112
  Russ Berrie and Co., Inc.                          5,738      111
* Rentrak Corp.                                     11,800      111
* SITEL Corp.                                       26,100      110
* Navigant International, Inc.                       6,144      109
* EZCORP, Inc.                                      11,000      109
* Insurance Auto Auctions, Inc.                      6,400      109
  Angelica Corp.                                     4,300      108
* 4Kids Entertainment Inc.                           4,500      108
  Haverty Furniture Cos., Inc.                       6,148      107
* TiVo Inc.                                         14,850      105
* Universal Electronics, Inc.                        6,000      105
* iPass Inc.                                         9,900      105
* West Marine, Inc.                                  3,900      105
* Asbury Automotive Group, Inc.                      6,900      103
* Revlon, Inc. Class A                              35,028      103
* Neoforma, Inc.                                     8,470      103
* Brookstone, Inc.                                   5,114      103
  Advanced Marketing Services                        7,900      102
* GameStop Corp.                                     6,700      102
* Applica Inc.                                      11,400      101
* MemberWorks, Inc.                                  3,400      101
* Perry Ellis International Corp.                    3,932       99
  Lawson Products, Inc.                              2,600       99
  Lithia Motors, Inc.                                4,000       99
  UniFirst Corp.                                     3,400       99
* O'Charley's Inc.                                   5,739       99
* Pegasus Solutions Inc.                             7,400       97
  Dover Downs Gaming &
                  Entertainment, Inc.                8,470       95
* Spanish Broadcasting
                  System, Inc.                      10,100       94
  Superior Uniform Group, Inc.                       5,900       94
  Traffix, Inc.                                     14,200       93

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Central European
                  Distribution Corp.                 3,600       93
* Innotrac Corp.                                    10,500       93
* Beasley Broadcast Group, Inc.                      6,200       93
* Casual Male Retail Group, Inc.                    12,650       92
* Edgewater Technology, Inc.                        14,901       92
* PC Connection, Inc.                               14,000       92
* 1-800 CONTACTS, Inc.                               6,201       92
* 1-800-FLOWERS.COM, Inc.                           11,300       92
  Hancock Fabrics, Inc.                              7,200       92
* MTR Gaming Group Inc.                              8,378       92
* Learning Tree International, Inc.                  6,300       91
* Franklin Electronic Publishers, Inc.              19,500       91
* Salem Communications Corp.                         3,300       90
  Deb Shops, Inc.                                    3,685       89
* Autobytel Inc.                                     9,610       87
* Enesco Group, Inc.                                 9,600       86
* GSI Commerce, Inc.                                 8,927       86
* Fisher Communications, Inc.                        1,700       86
* Department 56 Inc.                                 5,505       85
* Mothers Work, Inc.                                 4,100       84
* Playboy Enterprises, Inc. Class B                  7,200       84
  Action Performance Cos., Inc.                      5,532       83
  Cadmus Communications                              5,600       83
  Mannatech, Inc.                                    8,550       82
* FreeMarkets, Inc.                                 12,458       81
* QRS Corp.                                         12,400       81
* DiamondCluster International, Inc.                 9,271       81
  Stamps.com Inc.                                    7,850       80
* Tweeter Home Entertainment
                  Group, Inc.                       14,100       76
* Candie's, Inc.                                    27,700       76
  Viacom Inc. Class A                                2,080       76
* Jos. A. Bank Clothiers, Inc.                       2,400       75
* NIC Inc.                                          10,500       75
  Allen Organ Co.                                    1,400       73
* Alderwoods Group, Inc.                             5,882       72
* Worldwide Restaurant
                  Concepts Inc.                     20,400       71
* The Boyds Collection, Ltd.                        21,100       70
  Fedders Corp.                                     16,090       70
* Pfsweb Inc.                                       41,864       70
* Jackson Hewitt Tax Service Inc.                   4,000        70
* Checkers Drive-In
                  Restaurants, Inc.                  5,950       69
* Regent Communications, Inc.                       10,800       67
* Kirkland's, Inc.                                   5,600       67
* Paxson Communications Corp.                       20,497       67
* Century Casinos, Inc.                             12,200       66
* Internap Network Services Corp.                   54,200       66
* The Pantry, Inc.                                   3,000       65
* Hudson Highland Group, Inc.                        2,133       65
* LECG Corp.                                         3,769       65
* Nashua Corp.                                       6,686       65
  L.S. Starrett Co. Class A                          4,000       65
* PLATO Learning, Inc.                               6,455       64
* Brightpoint, Inc.                                  4,594       63
  CSS Industries, Inc.                               1,800       63
  Triarc Cos., Inc. Class A                          6,100       63
* Benihana Inc. Class A                              4,165       62
* Kforce Inc.                                        6,559       62
* MarineMax, Inc.                                    2,100       60
* Cenveo Inc.                                       20,500       60
* Carmike Cinemas, Inc.                              1,500       59
* Alloy, Inc.                                        9,600       59
* Saga Communications, Inc.                          3,200       58
* Carriage Services, Inc.                           11,500       58
* Daily Journal Corp.                                1,700       58
  Inter Parfums, Inc.                                2,750       57
  CPI Corp.                                          3,700       54
* Lazare Kaplan International, Inc.                  6,400       54
* Harris Interactive Inc.                            8,000       54
* Charlotte Russe Holding Inc.                       2,500       53
* Martha Stewart Living
                  Omnimedia, Inc.                    5,930       53
* First Consulting Group, Inc.                       9,655       53
  Strategic Distribution, Inc.                       4,020       53
* Trump Hotels & Casino
                  Resorts, Inc.                     21,800       53
* Raindance Communications, Inc.                    25,200       52
* Digital Theater Systems Inc.                       2,000       52
* Red Robin Gourmet Burgers                          1,900       52
* Lightbridge, Inc.                                  9,200       52
* S&K Famous Brands Inc.                             3,100       51
  Courier Corp.                                      1,200       50
  Dover Motorsports, Inc.                           12,100       48
* COMFORCE Corp.                                    20,213       48
* Digital Generation Systems                        32,500       48
* On Assignment, Inc.                                8,100       48
* Big Dog Holdings, Inc.                             9,200       47
* The Wet Seal, Inc. Class A                         8,975       47
* Monro Muffler Brake, Inc.                          1,910       46
* Synagro Technologies Inc.                         16,700       46
* Drugstore.com, Inc.                               13,200       46
* LKQ Corp.                                          2,380       44
* Bombay Co.                                         7,100       44
* Wyndham International, Inc.
                  Class A                           43,326       43
* Atari, Inc.                                       17,920       43
* Correctional Services Corp.                       12,597       42
* Medialink Worldwide, Inc.                         11,300       41
  Rock of Ages Corp.                                 4,800       39
* Medical Staffing Network
                  Holdings, Inc.                     5,900       38

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* The Smith & Wollensky
                  Restaurant Group, Inc.             6,000       37
* SPEEDUS Corp.                                     15,700       37
* APAC Teleservices, Inc.                           21,234       37
  Haggar Corp.                                       1,800       36
* WCA Waste Corp.                                    4,000       36
* Party City Corp.                                   2,830       35
* Spherix Inc.                                       6,900       35
* Perficient, Inc.                                   8,800       35
* VCampus Corp.                                     11,360       35
  Schawk, Inc.                                       2,400       34
* Conn's, Inc.                                       2,100       33
* Rubio's Restaurants, Inc.                          4,100       33
* Interstate Hotels & Resorts, Inc.                  5,582       30
  ILX Resorts Inc.                                   3,100       29
* Gartner, Inc. Class B                              2,200       28
  Stephan Co.                                        5,900       28
* Pegasus Communications Corp.                       1,130       28
* Chicago Pizza & Brewery, Inc.                      1,800       27
* The Princeton Review, Inc.                         3,600       27
* eMerge Interactive, Inc.                          13,999       27
* Cellstar Corp.                                     3,400       25
* Empire Resorts Inc.                                1,700       24
* Management Network Group Inc.                      9,400       23
* Mossimo, Inc.                                      6,100       23
* Cabela's Inc.                                        800       22
* Rainmaker Systems, Inc.                           10,200       21
* Main Street & Main, Inc.                           9,900       21
* ParkerVision, Inc.                                 3,400       19
* Buca, Inc.                                         3,500       19
* Gander Mountain Co.                                  800       18
* Cache, Inc.                                        1,350       18
* Onvia.com, Inc.                                    2,700       16
* Digital Impact, Inc.                               8,400       16
* PriceSmart, Inc.                                   2,500       16
* Register.com, Inc.                                 2,541       15
* Protection One, Inc.                              51,200       15
* Verticalnet, Inc.                                  9,030       14
* Mayor's Jeweler's, Inc.                           17,400       13
  Saucony Inc.                                         600       13
* Clean Harbors Inc.                                 1,300       12
* Gadzooks, Inc.                                     4,700       12
* Metro One Telecommunications, Inc.                 8,100       12
* Concord Camera Corp.                               3,500       12
* Brillian Corp.                                     1,325       11
* Gallery of History, Inc.                           2,700       11
* Whitehall Jewellers, Inc.                          1,300       10
* Oneida Ltd.                                        5,800        9
* Acclaim Entertainment Inc.                        24,691        8
* Fresh Choice, Inc.                                 5,100        8
* ICT Group, Inc.                                      800        7
  Friedman's, Inc. Class A                           2,200        7
* Commerce One, Inc.                                 5,788        5
* Marchex, Inc.                                        466        5
* America Online Latin
                  America, Inc.                      7,200        5
* SportsLine.com, Inc.                               4,300        5
  Knape & Vogt
                  Manufacturing Co.                    300        4
* Interep National
                  Radio Sales, Inc.                  2,700        3
* Liquid Audio, Inc.                                 9,700        3
* Exponent, Inc.                                       100        3
* SciQuest, Inc.                                       400        2
* REX Stores Corp.                                     200        2
  Flexsteel Industries, Inc.                           100        2
* Visual Data Corp.                                    921        2
* Hanover Direct, Inc.                              12,400        2
* Emerson Radio Corp.                                  500        2
* EasyLink Services Corp.                              742        1
* Provo International Inc.                           6,400        1
* Geerlings & Wade Inc.                              1,200        1
* Major Automotive Cos., Inc.                          800        1
* Bush Industries, Inc.                              2,400        1
* Headway Corporate
                  Resources, Inc.                   17,800       --
* Championship Auto
                  Racing Teams, Inc.                 2,300       --
                                                          ---------
                                                            614,071
                                                          ---------
CONSUMER STAPLES (4.0%)
  The Procter & Gamble Co.                         735,435   40,037
  The Coca-Cola Co.                                693,049   34,985
  Altria Group, Inc.                               583,510   29,205
  PepsiCo, Inc.                                    485,700   26,170
  Anheuser-Busch Cos., Inc.                        228,801   12,355
  Walgreen Co.                                     291,514   10,556
  Colgate-Palmolive Co.                            151,387    8,849
  Sysco Corp.                                      181,898    6,525
  Sara Lee Corp.                                   224,885    5,170
  General Mills, Inc.                              107,527    5,111
  Kellogg Co.                                      116,825    4,889
  CVS Corp.                                        113,019    4,749
  ConAgra Foods, Inc.                              150,348    4,071
  Wm. Wrigley Jr. Co.                               63,850    4,026
  H.J. Heinz Co.                                   100,149    3,926
  Coca-Cola Enterprises, Inc.                      133,737    3,877
* The Kroger Co.                                   209,810    3,819
  Hershey Foods Corp.                               73,680    3,409
  The Clorox Co.                                    60,301    3,243
* Safeway, Inc.                                    126,963    3,217
  Campbell Soup Co.                                116,875    3,142
  Albertson's, Inc.                                104,640    2,777
  Kraft Foods Inc.                                  79,644    2,523

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
  The Pepsi Bottling Group, Inc.                    73,254    2,237
  Tyson Foods, Inc.                                100,345    2,102
  UST, Inc.                                         47,036    1,693
  Brown-Forman Corp. Class B                        34,808    1,680
  Whole Foods Market, Inc.                          17,600    1,680
* Dean Foods Co.                                    44,964    1,678
  R.J. Reynolds Tobacco
                    Holdings, Inc.                  24,398    1,649
  McCormick & Co., Inc.                             39,627    1,347
  Hormel Foods Corp.                                39,825    1,239
  SuperValu Inc.                                    38,586    1,181
* Constellation Brands, Inc.
                    Class A                         30,470    1,131
* Smithfield Foods, Inc.                            31,739      933
  J.M. Smucker Co.                                  19,338      888
  PepsiAmericas, Inc.                               39,164      832
* Rite Aid Corp.                                   149,238      779
  Adolph Coors Co. Class B                          10,243      741
* Del Monte Foods Co.                               60,220      612
* 7-Eleven, Inc.                                    32,085      573
* NBTY, Inc.                                        19,144      563
  Pilgrim's Pride Corp.                             19,244      557
  Church & Dwight, Inc.                             11,770      539
  Tootsie Roll Industries, Inc.                     15,149      492
  Fresh Del Monte Produce Inc.                      16,400      414
  Universal Corp. (VA)                               7,200      367
* Performance Food Group Co.                        13,306      353
  Flowers Foods, Inc.                               12,915      338
* Ralcorp Holdings, Inc.                             8,733      307
  Winn-Dixie Stores, Inc.                           40,689      293
  Ruddick Corp.                                     12,809      288
  Sensient Technologies Corp.                       12,912      277
  Weis Markets, Inc.                                 7,882      276
  Casey's General Stores, Inc.                      14,600      267
  Longs Drug Stores, Inc.                           10,350      247
* Chiquita Brands International, Inc.               11,636      243
  Sanderson Farms, Inc.                              4,150      223
* Wild Oats Markets Inc.                            14,255      201
* Hain Celestial Group, Inc.                        10,200      185
* Duane Reade Inc.                                  10,900      178
  Vector Group Ltd.                                 11,041      174
  Coca-Cola Bottling Co.                             3,000      174
  Farmer Brothers, Inc.                              6,000      161
* M&F Worldwide Corp.                               11,600      159
  Schweitzer-Mauduit
                    International, Inc.              4,950      152
  American Italian Pasta Co.                         4,920      150
  Seaboard Corp.                                       300      149
  Lance, Inc.                                        9,200      142
  Riviana Foods, Inc.                                5,400      141
* Smart & Final Inc.                                11,200      135
  Interstate Bakeries Corp.                         12,399      135
* Peet's Coffee & Tea Inc.                           5,234      131
* Pathmark Stores, Inc.                             16,344      125
* Lifeway Foods, Inc.                                8,200      124
* Provide Commerce Inc.                              5,598      110
  Nash-Finch Co.                                     4,100      103
  Standard Commercial
                    Tobacco Co.                      5,663      102
* J & J Snack Foods Corp.                            2,500      102
* Robert Mondavi Corp. Class A                       2,700      100
* Chalone Wine Group Ltd.                            9,210       99
  Dimon Inc.                                        16,900       97
* Todhunter International, Inc.                      6,700       93
* Boston Beer Co., Inc. Class A                      4,600       93
* The Great Atlantic &
                    Pacific Tea Co., Inc.           11,400       87
* Green Mountain Coffee
                    Roasters, Inc.                   4,484       83
  Nature's Sunshine Inc.                             4,767       68
  Rocky Mountain Chocolate
                    Factory, Inc.                    4,880       62
* Omega Protein Corp.                                6,000       58
  Arden Group Inc. Class A                             607       54
* Weider Nutritional
                    International, Inc.             11,300       53
  National Beverage Corp.                            5,200       52
* Redhook Ale Brewery, Inc.                          8,000       17
* Nutrition 21 Inc.                                 26,700       16
* Scheid Vineyards, Inc. Class A                     1,500        8
* Star Scientific, Inc.                                700        3
* The Penn Traffic Co.                               7,762        1
                                                          ---------
                                                            259,727
                                                          ---------
FINANCIAL SERVICES (13.2%)
  Citigroup, Inc.                                1,471,478   68,424
  American International
                   Group, Inc.                     742,120   52,898
  Bank of America Corp.                            580,069   49,085
  Wells Fargo & Co.                                480,202   27,482
  J.P. Morgan Chase & Co.                          592,545   22,973
  Fannie Mae                                       275,787   19,680
  American Express Co.                             363,601   18,682
  Wachovia Corp.                                   374,087   16,647
  Morgan Stanley                                   312,820   16,508
  Bank One Corp.                                   319,217   16,280
  U.S. Bancorp                                     539,224   14,861
  Merrill Lynch & Co., Inc.                        272,620   14,716
  The Goldman Sachs Group, Inc.                    137,261   12,924
  Freddie Mac                                      195,845   12,397
  First Data Corp.                                 248,300   11,054
  Washington Mutual, Inc.                          246,097    9,509
  MBNA Corp.                                       363,577    9,377
  Allstate Corp.                                   199,949    9,308
  Fifth Third Bancorp                              160,155    8,613

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
  Metropolitan Life Insurance Co.                  215,075    7,710
  St. Paul Travelers Cos., Inc.                    189,814    7,695
  Automatic Data Processing, Inc.                  167,992    7,036
  Prudential Financial, Inc.                       149,604    6,952
  Marsh & McLennan Cos., Inc.                      148,840    6,754
  The Bank of New York Co., Inc.                   221,276    6,523
  National City Corp.                              176,754    6,188
  Lehman Brothers Holdings, Inc.                   78,798     5,930
  AFLAC Inc.                                       144,672    5,904
  BB&T Corp.                                       157,920    5,838
  The Hartford Financial
                   Services Group Inc.              82,969    5,703
  Countrywide Financial Corp.                       79,422    5,579
  Progressive Corp. of Ohio                         61,842    5,275
  SunTrust Banks, Inc.                              80,356    5,222
  SLM Corp.                                        124,910    5,053
  State Street Corp.                                95,533    4,685
  Capital One Financial Corp.                       68,141    4,659
  Golden West Financial Corp.                       43,375    4,613
  PNC Financial Services Group                      80,251    4,260
  Charles Schwab Corp.                             388,403    3,733
  The Chubb Corp.                                   53,906    3,675
  Paychex, Inc.                                    107,482    3,641
  SouthTrust Corp.                                  93,800    3,640
  Franklin Resources Corp.                          71,142    3,563
  Mellon Financial Corp.                           120,720    3,541
  KeyCorp                                          116,768    3,490
* Genworth Financial Inc.                          138,704    3,183
  Loews Corp.                                       52,738    3,162
  The Principal Financial
                   Group, Inc.                      90,756    3,156
  Equity Office
                   Properties Trust REIT           114,801    3,123
  Simon Property
                   Group, Inc. REIT                 59,161    3,042
  M & T Bank Corp.                                  33,738    2,945
  Charter One Financial, Inc.                       63,641    2,812
  CIGNA Corp.                                       40,215    2,767
  Moody's Corp.                                     42,593    2,754
  Comerica, Inc.                                    49,230    2,702
  Northern Trust Corp.                              62,671    2,650
  AmSouth Bancorp                                  100,221    2,553
  Aon Corp.                                         89,585    2,550
  Bear Stearns Co., Inc.                            29,936    2,524
  Marshall & Ilsley Corp.                           63,164    2,469
  Lincoln National Corp.                            50,688    2,395
  UnionBanCal Corp.                                 42,169    2,378
  H & R Block, Inc.                                 49,838    2,376
  Equity Residential REIT                           79,725    2,370
  MBIA, Inc.                                        41,286    2,358
  CIT Group Inc.                                    60,268    2,308
  Regions Financial Corp.                           62,400    2,281
  Ambac Financial Group, Inc.                       30,913    2,270
  Synovus Financial Corp.                           87,285    2,210
* Fiserv, Inc.                                      55,419    2,155
* CNA Financial Corp.                               72,693    2,151
* SunGard Data Systems, Inc.                        82,518    2,145
  MGIC Investment Corp.                             28,228    2,141
  Vornado Realty Trust REIT                         35,769    2,043
  Jefferson-Pilot Corp.                             39,729    2,018
  Cincinnati Financial Corp.                        45,630    1,986
  Sovereign Bancorp, Inc.                           87,243    1,928
  National Commerce
                   Financial Corp.                  58,054    1,887
  North Fork Bancorp, Inc.                          48,854    1,859
  General Growth Properties
                   Inc. REIT                        62,134    1,837
  Fidelity National Financial, Inc.                 49,053    1,832
  Hudson City Bancorp, Inc.                         54,647    1,827
  T. Rowe Price Group Inc.                          36,193    1,824
  SAFECO Corp.                                      39,670    1,745
  Legg Mason Inc.                                   18,942    1,724
  ProLogis REIT                                     52,038    1,713
  Plum Creek Timber Co. Inc. REIT                   52,481    1,710
  Torchmark Corp.                                   31,656    1,703
  Public Storage, Inc. REIT                         36,591    1,684
  Popular, Inc.                                     38,187    1,633
  Archstone-Smith Trust REIT                        55,649    1,632
  Union Planters Corp.                              54,484    1,624
  Banknorth Group, Inc.                             49,603    1,611
  First Horizon National Corp.                      35,338    1,607
  Zions Bancorp                                     25,500    1,567
  Boston Properties, Inc. REIT                      30,354    1,520
  Huntington Bancshares Inc.                        66,128    1,514
  Compass Bancshares Inc.                           35,113    1,510
  Green Point Financial Corp.                       37,840    1,502
  New York Community Bancorp, Inc.                  75,387    1,480
  Kimco Realty Corp. REIT                           31,737    1,444
  Rouse Co. REIT                                    29,405    1,397
  The Chicago Mercantile Exchange                    9,500    1,372
  UnumProvident Corp.                               85,600    1,361
* Ameritrade Holding Corp.                         118,914    1,350
  White Mountains
                   Insurance Group Inc.              2,580    1,316
  Radian Group, Inc.                                26,947    1,291
  Duke Realty Corp. REIT                            40,458    1,287
  iStar Financial Inc. REIT                         31,362    1,254
  Total System Services, Inc.                       56,814    1,244
  Old Republic International Corp.                  52,447    1,244
* Providian Financial Corp.                         83,866    1,230
  Commerce Bancorp, Inc.                            22,270    1,225
  Transatlantic Holdings, Inc.                      15,000    1,215

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  The PMI Group Inc.                                27,234     1,185
* E*TRADE Financial Corp.                          105,914     1,181
  TCF Financial Corp.                               20,230     1,174
* DST Systems, Inc.                                 24,357     1,171
  Avalonbay Communities, Inc. REIT                  20,655     1,167
* Host Marriott Corp. REIT                          93,631     1,157
  Janus Capital Group Inc.                          69,507     1,146
* The Dun & Bradstreet Corp.                        20,335     1,096
  Hibernia Corp. Class A                            44,536     1,082
  Doral Financial Corp.                             31,020     1,070
  Mercantile Bankshares Corp.                       22,804     1,068
  Assurant, Inc.                                    40,400     1,066
  Dow Jones & Co., Inc.                             23,411     1,056
  W.R. Berkley Corp.                                24,032     1,032
  Developers Diversified Realty Corp. REIT          29,142     1,031
  Leucadia National Corp.                           20,263     1,007
  Equifax, Inc.                                     39,868       987
* WellChoice Inc.                                   23,834       987
  Liberty Property Trust REIT                       24,135       970
* Alliance Data Systems Corp.                       22,800       963
  Federated Investors, Inc.                         31,225       947
  Associated Banc-Corp.                             31,560       935
  City National Corp.                               14,027       922
  Health Care Properties Investors REIT             37,658       905
  Commerce Bancshares, Inc.                         19,517       897
  Allied Capital Corp.                              36,681       896
* AmeriCredit Corp.                                 45,445       888
  SEI Corp.                                         30,204       877
  Independence Community Bank Corp.                 23,741       864
  Erie Indemnity Co. Class A                        18,467       864
  Brown & Brown, Inc.                               19,658       847
  Apartment Investment &
    Management Co. Class A REIT                     26,989       840
  People's Bank                                     26,750       833
  Unitrin, Inc.                                     19,551       833
  Astoria Financial Corp.                           22,630       828
  Investors Financial
                   Services Corp.                   18,892       823
* Conseco, Inc.                                     41,350       823
  Chelsea Property Group REIT                       12,590       821
* CapitalSource Inc.                                33,400       817
  AMB Property Corp. REIT                           23,546       815
  Hospitality Properties Trust REIT                 19,145       810
  Friedman, Billings, Ramsey
                   Group, Inc. REIT                 40,612       804
  The Macerich Co. REIT                             16,685       799
  Arthur J. Gallagher & Co.                         25,901       789
* Markel Corp.                                       2,830       785
  A.G. Edwards & Sons, Inc.                         22,987       782
* CheckFree Corp.                                   25,944       778
  Student Loan Corp.                                 5,700       778
  Mercury General Corp.                             15,563       773
  Weingarten Realty
                   Investors REIT                   24,621       770
  Protective Life Corp.                             19,760       764
  Ryder System, Inc.                                18,700       749
  Eaton Vance Corp.                                 19,560       747
  Regency Centers Corp. REIT                        17,299       742
  Catellus Development Corp. REIT                   29,448       726
  Reinsurance Group of
                   America, Inc.                    17,853       726
  Fulton Financial Corp.                            35,896       723
  Webster Financial Corp.                           15,356       722
  United Dominion
                   Realty Trust REIT                36,447       721
  Certegy, Inc.                                     18,553       720
  Nuveen Investments, Inc.
                   Class A                          26,719       716
  Mills Corp. REIT                                  15,322       716
  Mack-Cali Realty Corp. REIT                       17,289       715
  Valley National Bancorp                           28,201       713
  Bank of Hawaii Corp.                              15,673       709
  Trizec Properties, Inc. REIT                      43,408       706
  Wilmington Trust Corp.                            18,941       705
  American National Insurance Co.                    7,546       697
* The First Marblehead Corp.                        16,875       679
  Westcorp, Inc.                                    14,870       676
  Fair, Isaac, Inc.                                 20,206       674
  Cullen/Frost Bankers, Inc.                        14,946       669
  New Plan Excel Realty
                   Trust REIT                       28,612       668
* BOK Financial Corp.                               16,887       663
  Colonial BancGroup, Inc.                          36,444       662
  Sky Financial Group, Inc.                         26,714       661
  First American Corp.                              25,507       660
  FirstMerit Corp.                                  24,360       642
  American Financial Group, Inc.                    20,887       639
  Capitol Federal Financial                         21,080       630
  Deluxe Corp.                                      14,437       628
  Rayonier Inc. REIT                                14,120       628
  Thornburg Mortgage, Inc. REIT                     23,181       625
* Alleghany Corp.                                    2,172       623
  HCC Insurance Holdings, Inc.                      18,426       616
  Federal Realty Investment
                   Trust REIT                       14,728       613
  Nationwide Financial
                   Services, Inc.                   16,175       608
  International Bancshares Corp.                    14,829       601

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  WFS Financial, Inc.                               11,876       588
  Pan Pacific Retail
                   Properties, Inc. REIT            11,609       586
  Annaly Mortgage
                   Management Inc. REIT             33,562       569
  StanCorp Financial Group, Inc.                     8,400       563
  Raymond James Financial, Inc.                     21,188       560
  Ventas, Inc. REIT                                 23,935       559
  Provident Financial Group, Inc.                   14,126       557
  American Capital
                   Strategies, Ltd.                 19,731       553
  Arden Realty Group, Inc. REIT                     18,729       551
  Washington Federal Inc.                           22,605       543
  Reckson Associates
                   Realty Corp. REIT                19,140       526
  W Holding Co., Inc.                               30,552       525
  IndyMac Bancorp, Inc. REIT                        16,571       524
  Camden Property Trust REIT                        11,400       522
  Waddell & Reed Financial, Inc.                    23,562       521
* Allmerica Financial Corp.                         15,343       519
  Jack Henry & Associates Inc.                      25,795       518
  Whitney Holdings Corp.                            11,572       517
  SL Green Realty Corp. REIT                        11,000       515
  CenterPoint Properties Corp. REIT                  6,700       514
  UCBH Holdings, Inc.                               12,901       510
  Park National Corp.                                3,980       508
  HRPT Properties Trust REIT                        50,653       507
  Jefferies Group, Inc.                             16,364       506
  BancorpSouth, Inc.                                22,421       505
  BRE Properties Inc. Class A REIT                  14,490       504
* Instinet Group Inc.                               95,300       503
  Westamerica Bancorporation                         9,518       499
  Shurgard Storage Centers, Inc.
                   Class A REIT                     13,105       490
  Global Payments Inc.                              10,849       488
* BISYS Group, Inc.                                 34,689       488
  CBL & Associates Properties,
                   Inc. REIT                         8,802       484
  The South Financial Group, Inc.                   17,063       484
  Trustmark Corp.                                   16,690       483
  Realty Income Corp. REIT                          11,453       478
  Hudson United Bancorp                             12,819       478
  Health Care Inc. REIT                             14,629       475
  New Century Financial Corp.                       10,150       475
  Old National Bancorp                              19,128       475
  Cathay General Bancorp                             7,107       474
  AmerUs Group Co.                                  11,384       471
  First Midwest Bancorp, Inc.                       13,354       470
  CarrAmerica Realty Corp. REIT                     15,551       470
  First BanCorp Puerto Rico                         11,500       469
  Healthcare Realty Trust Inc. REIT                 12,444       466
  Commerce Group, Inc.                               9,400       464
* Interactive Data Corp.                            26,633       464
  Cousins Properties, Inc. REIT                     14,026       462
  Crescent Real Estate, Inc. REIT                   28,563       460
  Susquehanna Bancshares, Inc.                      17,996       453
* NewAlliance Bancshares, Inc.                      32,400       452
* The MONY Group Inc.                               14,415       451
* La Quinta Corp. REIT                              53,620       450
  Odyssey Re Holdings Corp.                         18,700       449
  Essex Property Trust, Inc. REIT                    6,566       449
  American Financial Realty
                   Trust REIT                       31,100       444
  East West Bancorp, Inc.                           14,324       440
* National Processing, Inc.                         15,255       439
  Southwest Bancorporation
                   of Texas, Inc.                    9,928       438
  Greater Bay Bancorp                               15,107       437
  FactSet Research
                   Systems Inc.                      9,226       436
  First Industrial Realty
                   Trust REIT                       11,764       434
  Texas Regional
                   Bancshares, Inc.                  9,402       432
  Downey Financial Corp.                             8,086       431
  Prentiss Properties
                   Trust REIT                       12,781       428
* Affiliated Managers
                   Group, Inc.                       8,463       426
  Impac Mortgage Holdings,
                   Inc. REIT                        18,400       414
* UICI                                              17,309       412
  MAF Bancorp, Inc.                                  9,621       411
  United Bankshares, Inc.                           12,525       407
* Silicon Valley Bancshares                         10,124       401
* United Rentals, Inc.                              22,364       400
* CB Richard Ellis Group, Inc.                      20,901       399
  Delphi Financial Group, Inc.                       8,943       398
  Fremont General Corp.                             22,107       390
  GATX Corp.                                        14,200       386
  Citizens Banking Corp.                            12,372       384
* Arch Capital Group Ltd.                            9,600       383
* Philadelphia Consolidated
                   Holding Corp.                     6,369       383
* Kronos, Inc.                                       9,002       371
  Chittenden Corp.                                  10,542       371
  Pacific Capital Bancorp                           13,102       369
  Hilb, Rogal and Hamilton Co.                      10,300       368
  Home Properties, Inc. REIT                         9,406       367
  Equity One, Inc. REIT                             20,207       365

  First Citizens BancShares Class A                  2,993       365
  Heritage Property
                   Investment Trust REIT            13,408       363
  Highwood Properties, Inc. REIT                    15,355       361

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  Nationwide Health
                   Properties, Inc. REIT            19,037       360
  Brandywine Realty Trust REIT                      13,100       356
  TrustCo Bank NY                                   27,074       355
* Ohio Casualty Corp.                               17,507       352
  Pennsylvania REIT                                 10,283       352
  Washington REIT                                   11,977       352
  State Auto Financial Corp.                        11,300       347
  Community First Bankshares, Inc.                  10,751       346
  Flagstar Bancorp, Inc.                            17,354       345
  National Financial Partners Corp.                  9,700       342
  BlackRock, Inc.                                    5,300       338
  The Phoenix Cos., Inc.                            27,330       335
* Knight Trading Group, Inc.                        33,368       334
  Post Properties, Inc. REIT                        11,454       334
  Commercial Federal Corp.                          12,292       333
* Alexander's, Inc. REIT                             1,977       332
  Redwood Trust, Inc. REIT                           5,926       330
  Gables Residential Trust REIT                      9,700       330
  Corus Bankshares Inc.                              8,000       329
  Taubman Co. REIT                                  14,300       327
  Alfa Corp.                                        23,191       325
  UMB Financial Corp.                                6,252       323
  Waypoint Financial Corp.                          11,637       321
  21st Century Insurance Group                      24,470       317
  Northwest Bancorp, Inc.                           13,793       316
* Ocwen Financial Corp.                             26,200       315
  Alexandria Real Estate
                   Equities, Inc. REIT               5,528       314
  Selective Insurance Group                          7,781       310
  Senior Housing Properties
                   Trust REIT                       18,154       305
  Maguire Properties, Inc. REIT                     12,300       305
  Santander BanCorp                                 12,285       304
  CVB Financial Corp.                               13,856       302
  Colonial Properties Trust REIT                    7,800        301
  Seacoast Financial Services Corp.                 8,672        300
  American Home Mortgage
                   Investment Corp. REIT            11,453       297
  Kilroy Realty Corp. REIT                           8,700       297
  Capital Automotive REIT                           10,000       293
  First Niagara Financial Group, Inc.               24,411       293
* BankUnited Financial Corp.                        11,285       291
  Newcastle Investment Corp. REIT                    9,631       288
* ProAssurance Corp.                                 8,300       283
* Financial Federal Corp.                            8,000       282
  MB Financial, Inc.                                 7,550       278
  Wintrust Financial Corp.                           5,432       274
  Horace Mann Educators Corp.                       15,685       274
* Triad Guaranty, Inc.                               4,700       274
* Sotheby's Holdings Class A                        17,074       273
  Zenith National Insurance Corp.                    5,600       272
  BankAtlantic Bancorp, Inc.
                   Class A                          14,635       270
  R & G Financial Corp. Class B                      8,147       269
  F.N.B. Corp.                                      13,081       267
  Lexington Corporate
                   Properties Trust REIT            13,371       266
* Commercial Capital
                   Bancorp, Inc.                    15,202       264
  S & T Bancorp, Inc.                                8,076       258
  Novastar Financial, Inc. REIT                      6,800       258
  Chemical Financial Corp.                           6,973       257
  Provident Bankshares Corp.                         8,902       257
  R.L.I. Corp.                                       6,930       253
  Keystone Property Trust REIT                      10,400       250
  John H. Harland Co.                                8,500       249
  First National Bankshares
                   of Florida                       13,164       249
* Piper Jaffray Cos., Inc.                           5,510       249
  Republic Bancorp, Inc.                            17,615       245
  Hancock Holding Co.                                8,404       244
  Brookline Bancorp, Inc.                           16,319       239
  PS Business Parks, Inc. REIT                       5,944       239
  EastGroup Properties, Inc. REIT                    7,100       239
* First Federal Financial Corp.                      5,732       238
* eSPEED, Inc. Class A                              13,402       237
* Jones Lang Lasalle Inc.                            8,711       236
* CompuCredit Corp.                                 13,600       235
  United Community Banks, Inc.                       9,300       234
  First Financial Bancorp                           12,982       230
  PFF Bancorp, Inc.                                  6,160       229
* eFunds Corp.                                      13,075       229
  National Health
                   Investors REIT                    8,400       228
  First Sentinel Bancorp Inc.                       11,100       228
  FBL Financial Group, Inc.
                   Class A                           8,071       228
  Bank Mutual Corp.                                 20,911       228
  Advanta Corp. Class A                             10,363       227
  NDCHealth Corp.                                    9,735       226
  Harbor Florida Bancshares, Inc.                    8,200       226
  Summit Properties, Inc. REIT                       8,709       223
  Amcore Financial, Inc.                             7,400       223
  Commercial Net
                   Lease Realty REIT                12,809       220
* Sterling Financial Corp.                           6,847       218
  Glimcher Realty Trust REIT                         9,734       215
* National Western Life
                   Insurance Co. Class A             1,400       215
  First Commonwealth
                   Financial Corp.                  16,496       214
  NBT Bancorp, Inc.                                  9,553       213
  Dime Community Bancshares                         12,112       212

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  Mid-America Apartment
                   Communities, Inc. REIT            5,533       210
  Town & Country Trust REIT                          8,300       209
  National Penn Bancshares Inc.                      6,981       208
  Manufactured Home
                   Communities, Inc. REIT            6,250       207
  Charter Financial Corp.                            6,100       207
  Irwin Financial Corp.                              7,787       206
  Alabama National BanCorporation                    3,700       205
  Corporate Office
                   Properties Trust, Inc. REIT       8,197       204
  Anchor Bancorp Wisconsin Inc.                      7,700       204
  Tanger Factory Outlet
                   Centers, Inc. REIT                5,189       203
* NCO Group, Inc.                                    7,595       203
  First Republic Bank                                4,700       202
* S1 Corp.                                          20,284       202
  Oriental Financial Group Inc.                      7,438       201
  Koger Equity, Inc. REIT                            8,700       201
  Great American Financial
                   Resources, Inc.                  12,500       199
  LandAmerica Financial
                   Group, Inc.                       5,100       199
  First Charter Corp.                                9,100       198
* Digital Insight Corp.                              9,560       198
* FelCor Lodging Trust, Inc. REIT                   16,368       198
  Entertainment Properties
                   Trust REIT                        5,534       198
  Sun Communities, Inc. REIT                         5,226       197
  Omega Healthcare
                   Investors, Inc. REIT             19,366       194
  Riggs National Corp.                               9,200       194
  Harleysville National Corp.                        7,560       194
  CB Bancshares Inc. (HI)                            2,068       193
  United Fire & Casualty Co.                         3,300       191
  Community Trust Bancorp Inc.                       6,234       190
* Nelnet, Inc.                                      10,700       190
  Westbanco Inc.                                     6,500       189
  Anthracite Capital Inc. REIT                      15,200       182
  Hanmi Financial Corp.                              6,078       179
  Cash America International Inc.                    7,787       179
  Sterling Bancshares, Inc.                         12,600       179
  OceanFirst Financial Corp.                         7,450       178
  First Financial Bankshares, Inc.                   4,253       178
  First Federal Capital Corp.                        6,400       178
  Quaker City Bancorp, Inc.                          3,238       178
  Community Bank System, Inc.                        7,800       178
  Central Pacific Financial Co.                      6,400       176
  Infinity Property & Casualty Corp.                 5,300       175
  Mid-State Bancshares                               7,400       174
* USI Holdings Corp.                                11,000       174
  Glenborough Realty
                   Trust, Inc. REIT                  9,400       172
  Sovran Self Storage, Inc. REIT                     4,500       172
  Getty Realty Holding Corp. REIT                    6,800       171
* Argonaut Group, Inc.                               9,280       171
  Gold Banc Corp., Inc.                             11,000       170
* Credit Acceptance Corp.                           11,122       168
  Hudson River Bancorp. Inc.                         9,800       167
  Independent Bank Corp. (MI)                        6,583       167
  Cascade Bancorp                                    9,045       167
* World Acceptance Corp.                             9,100       167
  Simmons First National Corp.                       6,400       167
  Stewart Information
                   Services Corp.                    4,920       166
* Investment Technology
                   Group, Inc.                      12,937       165
* Advent Software, Inc.                              9,119       165
* Apollo Investment Corp.                           11,964       165
* Saxon Capital Inc.                                 7,200       164
  First Financial Holdings, Inc.                     5,700       164
  LaSalle Hotel Properties REIT                      6,660       163
  WSFS Financial Corp.                               3,300       161
  Main Street Banks, Inc.                            5,700       160
  Kansas City Life Insurance Co.                     3,800       160
  RAIT Investment Trust REIT                         6,455       159
  Net.Bank, Inc.                                    14,522       159
  Prosperity Bancshares, Inc.                        6,500       158
  City Holding Co.                                   4,995       158
  First Source Corp.                                 6,281       157
  Presidential Life Corp.                            8,700       157
  Boston Private Financial
                   Holdings, Inc.                    6,763       157
  Harleysville Group, Inc.                           8,300       156
  AMLI Residential
                   Properties Trust REIT             5,327       156
  Luminent Mortgage Capital, Inc.                   13,000       156
  Parkway Properties Inc. REIT                       3,500       156
  McGrath Rent Corp.                                 4,200       155
  Universal Health Realty
                   Income REIT                       5,400       155
  Arrow Financial Corp.                              5,072       154
  Frontier Financial Corp.                           4,400       154
  Independent Bank Corp. (MA)                        5,300       153
  First Financial Corp. (IN)                         4,800       153
  Sandy Spring Bancorp, Inc.                         4,400       153
  BSB Bancorp, Inc.                                  4,250       151
* Ace Cash Express, Inc.                             5,850       150
* Danielson Holdings Corp.                          21,560       149
  Capital Corp. of the West                          3,832       149
* Florida Banks, Inc.                                6,870       149
* Metris Cos., Inc.                                 17,077       148
  Midland Co.                                        4,918       146

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  Glacier Bancorp, Inc.                              5,175       146
  Umpqua Holdings Corp.                              6,940       146
  U.S.B. Holding Co., Inc.                           6,347       145
* ITLA Capital Corp.                                 3,561       144
  PrivateBancorp, Inc.                               5,256       144
  Flushing Financial Corp.                           8,152       144
  First Merchants Corp.                              5,502       143
* E-LOAN, Inc.                                      52,800       143
  Saul Centers, Inc. REIT                            4,406       141
* Central Coast Bancorp                              7,702       141
  Unizan Financial Corp.                             5,385       141
  Peoples Holding Co.                                4,050       140
  MCG Capital Corp.                                  9,100       140
  Cornerstone Realty Income
                   Trust, Inc. REIT                 15,941       140
  LaBranche & Co. Inc.                              16,599       140
* MeriStar Hospitality Corp. REIT                   20,309       139
  Southwest Bancorp, Inc.                            7,544       138
* CNA Surety Corp.                                  12,510       137
  Bryn Mawr Bank Corp.                               6,000       136
  Ramco-Gershenson
                   Properties Trust REIT             5,510       134
* HomeStore, Inc.                                   33,403       133
* United PanAm Financial Corp.                       7,800       133
  Innkeepers USA Trust REIT                         12,800       132
  Equity Inns, Inc. REIT                            14,200       132
  Capital City Bank Group, Inc.                      3,300       131
  Anworth Mortgage Asset Corp. REIT                 10,862       129
  Cross Timbers Royalty Trust                        4,654       129
  Great Southern Bancorp, Inc.                       4,400       129
  Sanders Morris Harris Group Inc.                   8,700       128
  Capital Trust Class A                              4,799       128
  First Place Financial Corp.                        6,880       128
* Navigators Group, Inc.                             4,400       127
  American Equity Investment
                   Life Holding Co.                 12,700       126
* Cardinal Financial Corp.                          13,935       126
* HealthExtras, Inc.                                 7,600       126
  BancFirst Corp.                                    2,100       125
* Carreker Corp.                                    12,500       125
* Euronet Worldwide, Inc.                            5,400       125
  Summit Bancshares, Inc.                            4,277       124
  West Coast Bancorp                                 5,800       124
* Criimi Mae, Inc. REIT                             10,320       124
* iPayment Holdings, Inc.                            3,000       123
  Correctional Properties Trust REIT                 4,200       123
* Tradestation Group Inc.                           17,060       123
  Horizon Financial Corp.                            6,140       122
  Ashford Hospitality Trust                         14,600       122
* Consumer Portfolio Services, Inc.                 27,000       121
  Suffolk Bancorp                                    3,700       121
  Columbia Bancorp                                   4,100       120
  HMN Financial, Inc.                                4,500       119
  Capstead Mortgage Corp. REIT                       8,812       119
  Medallion Financial Corp.                         14,784       118
  Interchange Financial
                   Services Corp.                    4,716       117
  Washington Trust Bancorp, Inc.                     4,500       117
  Kramont Realty Trust REIT                          7,300       117
  Affordable Residential Communities                 6,966       116
  First Community Bancorp                            3,000       115
  Sterling Bancorp                                   4,175       115
  Seacoast Banking Corp. of Florida                  5,498       115
  MFA Mortgage Investments, Inc. REIT               12,900       115
  Columbia Banking System, Inc.                      5,134       114
  Partners Trust Financial Group, Inc.               5,800       114
  First Bancorp (NC)                                 3,400       114
  Value Line, Inc.                                   3,200       114
* Amnet Mortgage INC                                10,800       111
* American Physicians Capital, Inc.                  4,800       111
  Merchants Bancshares, Inc.                         4,197       110
  Vesta Insurance Group, Inc.                       16,900       109
  Newmil Bancorp, Inc.                               3,700       109
  Investors Real Estate Trust REIT                  10,400       108
  Wainwright Bank & Trust Co.                        8,931       108
  American Land Lease, Inc. REIT                     5,700       108
* Universal American Financial Corp.                 9,757       107
  Omega Financial Corp.                              3,100       107
* American Independence Corp.                        6,454       107
  Midwest Banc Holdings, Inc.                        4,750       106
  Provident Financial Holdings, Inc.                 4,443       105
  Integra Bank Corp.                                 4,758       105
  Massbank Corp.                                     2,971       103
* CCC Information Services Group                     6,104       102
* Republic First Bancorp, Inc.                       7,900       102
  Heritage Financial Corp.                           5,452       102
  First Indiana Corp.                                5,322       101
* Franklin Bank Corp.                                6,400       101
  Warwick Community Bancorp, Inc.                    3,113       100
  CoBiz Inc.                                         7,182        99
  Fidelity Bankshares, Inc.                          2,800        99
* Banc Corp.                                        15,200        99
  Security Bank Corp.                                2,822        98
  FNB Financial Services Corp.                       5,750        98
* First Mariner Bancorp, Inc.                        5,679        97
  Bedford Property Investors, Inc. REIT              3,300        96
* Ceres Group, Inc.                                 15,688        96
  Winston Hotels, Inc. REIT                          9,300        96

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                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
* Accredited Home Lenders Holding Co.                3,400        96
* InterCept, Inc.                                    5,800        95
  U.S. Restaurant Properties, Inc. REIT              6,250        95
  Sizeler Property Investors, Inc. REIT             10,200        94
  American National Bankshares Inc.                  4,306        94
* PRG-Schultz International, Inc.                   17,111        94
  MutualFirst Financial Inc.                         4,313        93
* Signature Bank                                     3,918        93
* DutchFork Bancshares, Inc.                         2,400        93
* Stifel Financial Corp.                             3,400        92
  Humboldt Bancorp                                   4,398        92
  Bristol West Holdings, Inc.                        5,000        91
  Mission West Properties Inc. REIT                  7,500        91
  Second Bancorp, Inc.                               2,900        91
  Pulaski Financial Corp.                            5,180        91
  Unity Bancorp, Inc.                                6,736        90
  Banner Corp.                                       3,100        90
  TF Financial Corp.                                 3,000        90
* TNS Inc.                                           4,100        89
  Farmers Capital Bank Corp.                         2,500        89
  BNP Residential Properties, Inc. REIT              6,800        89
  First South Bancorp, Inc.                          3,975        89
  PMA Capital Corp. Class A                          9,900        89
  Century Bancorp, Inc. Class A                      2,700        89
* Ameriserv Financial Inc.                          16,000        89
  Oak Hill Financial, Inc.                           2,816        89
  Price Legacy Corp. REIT                            4,775        88
  Jefferson Bancshares, Inc.                         6,800        88
  Capital Title Group, Inc.                         20,400        88
  Sterling Financial Corp. (PA)                      3,375        88
  Crawford & Co. Class B                            17,750        88
  Rainier Pacific Financial Group Inc.               5,320        86
* PICO Holdings, Inc.                                4,502        86
  Safety Insurance Group, Inc.                       4,000        86
  Bay View Capital Corp.                            40,925        84
  Acadia Realty Trust REIT                           6,100        84
* Encore Capital Group, Inc.                         6,218        82
  LSB Corp.                                          5,100        82
  LTC Properties, Inc. REIT                          4,900        81
  Gabelli Asset Management Inc.                      1,900        81
  Chester Valley Bancorp                             3,687        79
  North Valley Bancorp                               4,950        78
  Associated Estates Realty Corp. REIT               9,700        78
* The Bancorp Bank                                   4,400        78
  Bank of Granite Corp.                              3,700        77
* Pacific Premier Bancorp, Inc.                      7,160        76
  Investors Title Co.                                2,400        76
  Urstadt Biddle Properties
                   Class A REIT                      5,100        76
  KNBT Bancorp Inc.                                  4,517        75
  First Federal Bancshares of
                   Arkansas, Inc.                    3,800        74
  United Community Financial Corp.                   5,693        74
  Community Banks, Inc.                              2,492        73
  SWS Group, Inc.                                    4,714        72
  CFS Bancorp, Inc.                                  5,400        72
  Codorus Valley Bancorp, Inc.                       3,898        71
  First Midwest Financial, Inc.                      3,000        71
  Team Financial, Inc.                               6,000        71
  Maxcor Financial Group Inc.                        6,500        70
* Portfolio Recovery
                   Associates, Inc.                  2,500        69
  Greater Community Bancorp                          4,816        69
  NYMAGIC, Inc.                                      2,600        69
  Tompkins Trustco, Inc.                             1,430        68
* SVB Financial Services                             3,638        67
  First Busey Corp.                                  2,281        67
* Federal Agricultural
                   Mortgage Corp. Class A            3,500        66
  FNB Corp. (VA)                                     2,258        65
  HopFed Bancorp, Inc.                               4,000        65
  Greater Delaware Valley
                   Savings Bank                      2,275        64
  Foothill Independent Bancorp.                      3,061        64
  Old Second Bancorp, Inc.                           1,200        63
  Donegal Group Inc.                                 3,100        62
  Peapack Gladstone Financial Corp.                  1,920        62
  Government Properties Trust, Inc.                  5,900        62
  Baldwin & Lyons, Inc. Class B                      2,288        61
* Greenhill & Co., Inc.                              2,900        61
  Sound Federal Bancorp Inc.                         4,500        60
  Provident Bancorp, Inc.                            5,230        60
  Willow Grove Bancorp, Inc.                         3,735        59
  IBERIABANK Corp.                                   1,000        59
* Willis Lease Finance Corp.                         7,100        59
  AmeriVest Properties, Inc. REIT                    9,800        58
  Comm Bancorp, Inc.                                 1,400        58
* Prime Group Realty Trust REIT                     10,900        58
  State Bancorp, Inc.                                2,353        57
* Hypercom Corp.                                     6,700        57
* Ampal-American Israel Corp.                       17,494        55
  Mainsource Financial Group, Inc.                   2,705        55
  Ziegler Cos., Inc.                                 3,000        54
  State Financial Services Corp.
                   Class A                           1,800        53
  Pennfed Financial Services, Inc.                   1,524        52
  BancTrust Financial Group, Inc.                    2,957        52

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  German American Bancorp                            3,080        52
  NASB Financial Inc.                                1,210        51
  Union Bankshares Corp.                             1,600        51
  Wayne Savings Bancshares, Inc.                     3,200        50
  EMC Insurance Group, Inc.                          2,142        50
* First Union Real Estate REIT                      15,706        50
  Highland Hospitality Corp.                         4,900        49
* Marlin Business Services Inc.                      3,200        48
* TheStreet.com, Inc.                               12,750        47
  Bank of the Ozarks, Inc.                           2,000        47
  BCSB Bankcorp, Inc.                                3,500        46
  Citizens 1st Bancorp, Inc.                         1,948        46
  Windrose Medical Properties Trust                  4,200        46
  Independence Holding Co.                           1,300        44
  National Health Realty Inc. REIT                   2,600        44
  Capital Bank Corp.                                 2,600        43
  S.Y. Bancorp, Inc.                                 1,800        42
  First Potomac REIT                                 2,136        41
  Coastal Financial Corp.                            2,730        41
  Landmark Bancorp Inc.                              1,284        40
* Texas Capital Bancshares, Inc.                     2,400        40
  United Mobile Homes, Inc. REIT                     3,000        39
  Ameriana Bancorp                                   2,600        39
  Capitol Bancorp Ltd.                               1,490        39
  Electro Rent Corp.                                 3,600        38
* Intersections Inc.                                 1,570        38
* Citizens, Inc.                                     4,538        37
  Financial Institutions, Inc.                       1,500        37
* Boykin Lodging Co. REIT                            4,816        37
  Pennrock Financial Services Corp.                  1,210        37
* Asset Acceptance Capital Corp.                     2,148        37
  CityBank Lynnwood WA                               1,136        36
  Webster City Federal Bancorp                       2,400        35
  Nara Bancorp, Inc.                                 2,000        34
  Peoples Bancorp, Inc.                              1,287        34
  Track Data Corp.                                  30,200        32
  Humphrey Hospitality Trust,
                   Inc. REIT                         7,300        32
  First Oak Brook Bancshares, Inc.                   1,050        32
  TriCo Bancshares                                   1,677        32
  First Keystone Financial, Inc.                     1,301        32
  TIB Financial Corp.                                1,500        30
  Camden National Corp.                                900        30
  Republic Bancorp, Inc. Class A                     1,470        30
* United National Group Ltd. Class A                 1,960        30
* Sun Bancorp, Inc. (NJ)                             1,387        29
* Falcon Financial
                   Investment Trust REIT             3,600        28
  Royal Bancshares of
                   Pennsylvania, Inc.                1,122        28
* CyberSource Corp.                                  3,300        28
  Berkshire Hills Bancorp, Inc.                        741        27
* Portal Software, Inc.                              7,120        26
  Yardville National Bancorp                         1,000        25
  Belmont Bancorp                                    3,900        24
  HF Financial Corp.                                 1,540        24
* International Assets Holding Corp.                 2,395        24
* First Cash Financial Services, Inc.                1,050        22
  First State Bancorporation                           600        18
* Rewards Network Inc.                               1,900        17
* Intelidata Technologies Corp.                     23,644        16
  Westfield Financial, Inc.                            700        14
* InsWeb Corp.                                       3,108        14
  Eastern Virginia Bankshares, Inc.                   600         12
  Lakeland Financial Corp.                             349        12
  FirstBank Corp.                                      396        11
  Community West Bancshares                          1,200        10
* Bankrate, Inc.                                     1,200        10
  Clifton Savings Bancorp, Inc.                        792         9
  Citizens South Banking Corp.                         700         9
  Camco Financial Corp.                                505         7
* Arbor Realty Trust, Inc.                             300         6
* Capital Lease Funding, Inc.                          500         5
  United Financial Corp.                               150         4
* Corillian Corp.                                      700         4
  Pittsburgh & West Virginia
                   Railroad REIT                       300         3
  Habersham Bancorp                                    100         2
  Burnham Pacific
                   Properties, Inc. REIT            19,000         2
  Abigail Adams National
                   Bancorp., Inc.                      110         2
* Horizon Group Properties, Inc.
                   REIT                                270         1
  Hoenig Group, Inc.
                   Rights Exp. 9/1/2006              6,100         1
* EBS Litigation LLC                                 6,856        --
  First M&F Corp.                                        5        --
* Pinnacle Warrants Exp. 11/13/2007                     30        --
                                                          ----------
                                                             859,889
                                                          ----------
HEALTH CARE (7.8%)
  Pfizer Inc.                                    2,171,218    74,429
  Johnson & Johnson                                844,690    47,049
  Merck & Co., Inc.                                632,252    30,032
  Eli Lilly & Co.                                  321,385    22,468
* Amgen, Inc.                                      361,898    19,749
  Abbott Laboratories                              443,792    18,089
  Medtronic, Inc.                                  344,934    16,805
  Wyeth                                            379,441    13,721
  Bristol-Myers Squibb Co.                         553,184    13,553
  UnitedHealth Group Inc.                          175,172    10,904
* Boston Scientific Corp.                          237,565    10,168
  Cardinal Health, Inc.                            122,390     8,573

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------




* Genentech, Inc.                                  151,280     8,502
  Schering-Plough Corp.                            418,810     7,740
  Stryker Corp.                                    113,864     6,263
* Zimmer Holdings, Inc.                             69,444     6,125
* Biogen Idec Inc.                                  96,657     6,114
  Baxter International, Inc.                       174,382     6,018
* Forest Laboratories, Inc.                        104,641     5,926
  HCA Inc.                                         132,167     5,497
  Guidant Corp.                                     89,216     4,985
* WellPoint Health Networks Inc.
                  Class A                           44,264     4,958
* Caremark Rx, Inc.                                131,936     4,346
* Gilead Sciences, Inc.                             60,968     4,085
* St. Jude Medical, Inc.                            50,036     3,785
  Becton, Dickinson & Co.                           72,027     3,731
  Aetna Inc.                                        43,368     3,686
* Anthem, Inc.                                      39,424     3,531
  Allergan, Inc.                                    37,371     3,345
  Biomet, Inc.                                      72,357     3,216
* Genzyme Corp.-General Division                    64,453     3,051
* Medco Health Solutions, Inc.                      77,119     2,892
  McKesson Corp.                                    82,794     2,842
  Quest Diagnostics, Inc.                           29,479     2,504
* Chiron Corp.                                      53,774     2,400
  AmerisourceBergen Corp.                           32,179     1,924
* ImClone Systems, Inc.                             21,785     1,869
* Express Scripts Inc.                              22,824     1,808
* Tenet Healthcare Corp.                           132,426     1,776
  C.R. Bard, Inc.                                   29,692     1,682
* MedImmune Inc.                                    70,859     1,658
* Laboratory Corp. of
                  America Holdings                  40,303     1,600
  IMS Health, Inc.                                  67,018     1,571
* Varian Medical Systems, Inc.                      19,554     1,552
  Health Management
                  Associates Class A                69,171     1,551
  Mylan Laboratories, Inc.                          76,282     1,545
* Patterson Dental Co.                              19,556     1,496
* IVAX Corp.                                        56,448     1,354
* Celgene Corp.                                     23,442     1,342
  Oxford Health Plans, Inc.                         23,541     1,296
* Sepracor Inc.                                     24,467     1,294
  Omnicare, Inc.                                    29,584     1,266
* Coventry Health Care Inc.                         25,869     1,265
* Hospira, Inc.                                     44,879     1,239
* Millennium
                  Pharmaceuticals, Inc.             87,025     1,201
  DENTSPLY International Inc.                       22,928     1,195
* Kinetic Concepts, Inc.                            23,765     1,186
  Beckman Coulter, Inc.                             17,776     1,084
* Eon Labs, Inc.                                    26,300     1,076
* Invitrogen Corp.                                  14,952     1,076
* Barr Pharmaceuticals Inc.                         29,693     1,001
  Bausch & Lomb, Inc.                               15,050       979
* PacifiCare Health Systems, Inc.                   24,518       948
* Lincare Holdings, Inc.                            28,357       932
* Endo Pharmaceuticals
                  Holdings, Inc.                    37,780       886
* DaVita, Inc.                                      28,337       874
* Cephalon, Inc.                                    16,072       868
* Health Net Inc.                                   32,599       864
* Watson Pharmaceuticals, Inc.                      31,176       839
  Manor Care, Inc.                                  25,595       836
* WebMD Corp.                                       89,149       831
* Apogent Technologies Inc.                         25,512       816
* Triad Hospitals, Inc.                             21,743       809
* Cytyc Corp.                                       31,632       803
* OSI Pharmaceuticals, Inc.                         11,382       802
* Henry Schein, Inc.                                12,626       797
* Millipore Corp.                                   14,126       796
* King Pharmaceuticals, Inc.                        69,339       794
* Humana Inc.                                       46,208       781
* Community Health Systems, Inc.                    28,258       756
  Universal Health Services
                  Class B                           15,687       720
* Covance, Inc.                                     17,939       692
* Charles River Laboratories, Inc.                  13,306       650
* Gen-Probe Inc.                                    13,620       644
* Stericycle, Inc.                                  12,381       641
  Medicis Pharmaceutical Corp.                      15,992       639
* INAMED Corp.                                      10,134       637
* Renal Care Group, Inc.                            19,087       632
* IDEXX Laboratories Corp.                          10,039       632
* Amylin Pharmaceuticals, Inc.                      26,924       614
* American Pharmaceuticals
                  Partners, Inc.                    20,000       608
  Cooper Cos., Inc.                                  9,500       600
* Edwards Lifesciences Corp.                        17,017       593
* Respironics, Inc.                                  9,965       585
* Andrx Group                                       20,784       580
* Dade Behring Holdings Inc.                        12,200       580
* Affymetrix, Inc.                                  17,294       566
* MGI Pharma, Inc.                                  20,222       546
* Neurocrine Biosciences, Inc.                      10,435       541
* ICOS Corp.                                        18,120       541
* Accredo Health, Inc.                              13,842       539
* VCA Antech, Inc.                                  11,700       524
* Protein Design Labs, Inc.                         26,926       515
* Pharmaceutical Product
                  Development, Inc.                 16,174       514
* Techne Corp.                                      11,774       512
* Pediatrix Medical Group, Inc.                      7,057       493
* ResMed Inc.                                        9,627       491
* Tularik, Inc.                                     19,358       480

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
  Valeant Pharmaceuticals
                  International                     23,948      479
* Nektar Therapeutics                               23,875      477
* Martek Biosciences Corp.                           8,384      471
* Cerner Corp.                                      10,237      456
* STERIS Corp.                                      20,071      453
* Human Genome Sciences, Inc.                       37,763      439
* Bio-Rad Laboratories, Inc.
                  Class A                            7,400      436
  Mentor Corp.                                      12,616      433
* Apria Healthcare Group Inc.                       14,741      423
* First Health Group Corp.                          27,030      422
* Onyx Pharmaceuticals, Inc.                         9,848      417
* The Medicines Co.                                 13,616      415
* eResearch Technology, Inc.                        14,750      413
* LifePoint Hospitals, Inc.                         10,966      408
  Select Medical Corp.                              29,347      394
* NeighborCare Inc.                                 12,565      394
  Invacare Corp.                                     8,607      385
  Perrigo Co.                                       20,266      384
  Arrow International, Inc.                         12,600      377
* VISX Inc.                                         14,039      375
* Ligand Pharmaceuticals Inc.
                  Class B                           21,188      368
* US Oncology, Inc.                                 24,812      365
  Diagnostic Products Corp.                          8,300      365
* Kyphon Inc.                                       12,902      364
* Pharmion Corp.                                     7,400      362
* Advanced Medical Optics, Inc.                      8,407      358
* AMERIGROUP Corp.                                   7,163      352
* Sierra Health Services, Inc.                       7,884      352
* Kos Pharmaceuticals, Inc.                         10,644      351
* Alkermes, Inc.                                    25,514      347
* PAR Pharmaceutical Cos. Inc.                      9,827       346
* Magellan Health Services, Inc.                    10,215      342
* Wright Medical Group, Inc.                         9,500      338
* Inveresk Research Group Inc.                      10,900      336
* Sybron Dental Specialties, Inc.                   11,136      332
* K-V Pharmaceutical Co. Class A                    14,136      326
* American Medical Systems
                  Holdings, Inc.                     9,621      324
* Align Technology, Inc.                            17,061      324
* Impax Laboratories, Inc.                          16,674      323
* United Surgical Partners
                  International, Inc.                8,025      317
* IDX Systems Corp.                                  9,600      306
* Zymogenetics, Inc.                                16,075      305
  Alpharma, Inc. Class A                            14,747      302
* Abgenix, Inc.                                     25,489      299
* Telik, Inc.                                       12,383      296
* Cyberonics, Inc.                                   8,700      290
  Owens & Minor, Inc. Holding Co.                   10,760      279
* Priority Healthcare Corp.
                  Class B                           11,918      274
* Kindred Healthcare, Inc.                          10,332      272
* Integra LifeSciences Holdings                      7,700      272
* ILEX Oncology, Inc.                               10,860      271
* Genencor International Inc.                       16,391      268
* Ocular Sciences, Inc.                              6,900      262
* Ventana Medical Systems, Inc.                      5,500      261
* Immucor Inc.                                       7,846      255
* Sunrise Senior Living, Inc.                        6,500      254
* Atrix Laboratories, Inc.                           7,200      247
* Possis Medical Inc.                                7,200      246
* Applera Corp.-Celera
                  Genomics Group                    20,757      239
* American Healthways Inc.                           8,813      235
* PSS World Medical, Inc.                           20,850      234
* Vertex Pharmaceuticals, Inc.                      21,521      233
* Tanox, Inc.                                       12,217      233
* Province Healthcare Co.                           13,550      232
* Nabi Biopharmaceuticals                           16,271      231
* CONMED Corp.                                       8,359      229
* Beverly Enterprises, Inc.                         26,500      228
* AmSurg Corp.                                       9,000      226
* Eclipsys Corp.                                    14,700      224
* NPS Pharmaceuticals Inc.                          10,646      224
* Biosite Inc.                                       4,900      220
  PolyMedica Corp.                                   7,071      219
* CTI Molecular Imaging, Inc.                       15,300      217
* Molina Healthcare Inc.                             5,600      214
* Salix Pharmaceuticals, Ltd.                        6,446      212
* AtheroGenics, Inc.                                10,945      208
* United Therapeutics Corp.                          7,900      203
* Haemonetics Corp.                                  6,762      200
* Exelixis, Inc.                                    19,705      199
* Connetics Corp.                                    9,803      198
* Bone Care International, Inc.                      8,400      197
* Centene Corp.                                      5,100      197
* Cypress Bioscience, Inc.                          14,277      196
* Viasys Healthcare Inc.                             9,374      196
* Vicuron Pharmaceuticals Inc.                      15,541      195
* ArthroCare Corp.                                   6,638      193
* PAREXEL International Corp.                        9,700      192
* Advanced Neuromodulation
                  Systems, Inc.                      5,850      192
* LCA-Vision Inc.                                    6,584      192
* Digene Corp.                                       5,225      191
* Hologic, Inc.                                      8,200      191
* SurModics, Inc.                                    7,600      187
* Medarex, Inc.                                     25,651      187
* Odyssey Healthcare, Inc.                           9,900      186
* Omnicell, Inc.                                    12,700      186
* Cepheid, Inc.                                     16,000      185

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Aspect Medical Systems, Inc.                       9,915      183
* Noven Pharmaceuticals, Inc.                        8,300      183
* Discovery Laboratories, Inc.                      18,976      182
* First Horizon
                  Pharmaceutical Corp.               9,600      181
  Analogic Corp.                                     4,200      178
* Dyax Corp.                                        15,097      177
* VaxGen, Inc.                                      12,500      177
* Intuitive Surgical, Inc.                           9,174      174
* EPIX Medical, Inc.                                 8,151      172
* TriPath Imaging, Inc.                             18,000      169
* Thoratec Corp.                                    15,562      167
* American Medical
                  Security Group, Inc.               6,100      166
* Wilson Greatbatch
                  Technologies, Inc.                 5,941      166
* Kensey Nash Corp.                                  4,800      166
  Landauer, Inc.                                     3,700      165
* RehabCare Group, Inc.                              6,200      165
  West Pharmaceutical
                  Services, Inc.                     3,900      165
* DJ Orthopedics Inc.                                7,100      163
* Regeneron Pharmaceuticals, Inc.                   15,369      162
* Genesis Healthcare Corp.                           5,532      161
* Gentiva Health Services, Inc.                      9,831      160
  Datascope Corp.                                    3,994      159
* Per-Se Technologies, Inc.                         10,884      158
* Enzon Pharmaceuticals, Inc.                       12,091      154
* InterMune Inc.                                    10,000      154
* Chattem, Inc.                                      5,305      153
* Incyte Corp.                                      19,982      153
* Quality Systems, Inc.                              3,100      152
* Dendreon Corp.                                    12,400      152
* Sola International Inc.                            8,800      152
* ICU Medical, Inc.                                  4,500      151
* OraSure Technologies, Inc.                        15,300      149
* Closure Medical Corp.                              5,898      148
* Inspire Pharmaceuticals, Inc.                      8,813      147
* Regeneration Technologies, Inc.                   13,700      147
* Matria Healthcare, Inc.                            5,825      146
* Transkaryotic Therapies, Inc.                      9,733      146
* Myriad Genetics, Inc.                              9,681      144
  Option Care, Inc.                                  9,319      142
* Serologicals Corp.                                 6,856      137
* Bradley Pharmaceuticals, Inc.                      4,905      137
* Lexicon Genetics Inc.                             17,419      137
* CV Therapeutics, Inc.                              8,094      136
* Microvision, Inc.                                 16,100      135
* CardioDynamics
                  International Corp.               26,500      134
* Enzo Biochem, Inc.                                 8,891      133
* Candela Corp.                                     13,548      133
* CYTOGEN Corp.                                      8,300      132
* Adolor Corp.                                      10,400      132
* CIMA Labs Inc.                                     3,900      132
* SonoSite, Inc.                                     5,400      129
* Molecular Devices Corp.                            7,200      128
* Encysive Pharmaceuticals, Inc.                    14,700      125
* MedCath Corp.                                      6,200      124
* Diversa Corp.                                     12,161      123
* Cubist Pharmaceuticals, Inc.                      11,067      123
* Advanced Magnetics, Inc.                           8,100      123
* ImmunoGen, Inc.                                   20,000      122
* Medical Action Industries Inc.                     6,600      121
* GenVec, Inc.                                      38,697      119
* Genaissance
                  Pharmaceuticals, Inc.             28,300      118
* US Physical Therapy, Inc.                          8,500      117
* Bruker BioSciences Corp.                          23,854      116
* Aksys, Ltd.                                       19,800      115
* Orthodontic Centers of
                  America, Inc.                     13,935      114
* HMS Holdings Corp.                                19,153      114
* Cell Genesys, Inc.                                10,965      114
* Albany Molecular Research, Inc.                    8,811      114
* Collagenex Pharmaceuticals, Inc.                  12,000      113
* Alexion Pharmaceuticals, Inc.                      6,046      112
* Spectranetics Corp.                               20,000      112
* ABIOMED, Inc.                                      8,900      112
  Hooper Holmes, Inc.                               19,400      111
* Illumina, Inc.                                    17,536      111
* LabOne, Inc.                                       3,480      111
  Vital Signs, Inc.                                  3,800      110
* MedQuist, Inc.                                     9,151      110
* InKine Pharmaceutical Co., Inc.                   28,300      110
* Virologic, Inc.                                   44,500      109
* Zoll Medical Corp.                                 3,100      109
  Meridian Bioscience Inc.                           9,748      108
* SuperGen, Inc.                                    16,300      105
* America Service Group Inc.                         3,000      104
* Ista Pharmaceuticals Inc.                          9,890      103
* Maxim Pharmaceuticals, Inc.                       10,600      102
* Maxygen Inc.                                       9,677      102
* CorVel Corp.                                       3,550      101
* BioMarin Pharmaceutical Inc.                      16,700      100
* VitalWorks Inc.                                   28,876      100
* Aclara Biosciences, Inc.                          22,046       99
* Psychiatric Solutions, Inc.                        3,954       99
* Oscient Pharmaceuticals                           19,290       99
* Antigenics, Inc.                                  11,512       99
* Inverness Medical
                  Innovations, Inc.                  4,466       98
* Vivus, Inc.                                       26,800       98
* ARIAD Pharmaceuticals, Inc.                       13,012       97

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Accelrys Inc.                                      9,800       97
* Oxigene, Inc.                                     15,248       96
* Theragenics Corp.                                 20,616       95
* Eyetech Pharmaceuticals Inc.                       2,188       94
* Laserscope                                         3,400       94
* Able Laboratories, Inc.                            4,510       93
* Insmed Inc.                                       41,150       92
* Luminex Corp.                                      9,148       92
* Hollis-Eden Pharmaceuticals, Inc.                  7,600       92
* SciClone Pharmaceuticals, Inc.                    17,800       91
* Isis Pharmaceuticals, Inc.                        15,600       90
* Pharmacyclics, Inc.                                8,700       88
* Geron Corp.                                       10,861       88
* SONUS Pharmaceuticals, Inc.                       18,700       87
* Trimeris, Inc.                                     5,944       86
* XOMA Ltd.                                         19,100       86
* Guilford Pharmaceuticals, Inc.                    18,006       86
* Quidel Corp.                                      14,500       85
* IVAX Diagnostics, Inc.                            13,300       85
* Neose Technologies, Inc.                          10,200       85
* BioLase Technology, Inc.                           6,300       85
* National Dentex Corp.                              2,900       84
* Iridex Corp.                                      11,400       83
* Axonyx Inc.                                       15,900       83
* CuraGen Corp.                                     13,732       83
* Allscripts Healthcare
                  Solutions, Inc.                   10,500       82
* Immunomedics Inc.                                 16,900       82
* Specialty Laboratories, Inc.                       9,100       82
* Penwest Pharmaceuticals Co.                        6,350       81
* NeoPharm, Inc.                                     7,854       81
* Titan Pharmaceuticals, Inc.                       30,035       81
* Neogen Corp.                                       4,625       80
* Carrington Labs Inc.                              17,700       79
* Abaxis, Inc.                                       4,100       78
* Indevus Pharmaceuticals, Inc.                     12,400       76
* CryoLife Inc.                                     14,300       75
* Nuvelo, Inc.                                       7,652       74
* MedSource Technologies, Inc.                      10,300       73
* Peregrine Pharmaceuticals, Inc.                   48,932       72
* Corixa Corp.                                      15,369       72
* Alliance Imaging, Inc.                            15,500       71
* Hanger Orthopedic Group, Inc.                      6,035       71
* Pozen Inc.                                        10,300       70
* Cell Therapeutics, Inc.                            9,427       69
* Nanogen, Inc.                                     10,300       69
* Conceptus, Inc.                                    6,100       69
* AP Pharma Inc.                                    20,400       68
* Harvard Bioscience, Inc.                          15,161       68
* Lipid Sciences, Inc.                              15,377       67
* Novavax, Inc.                                     11,810       64
  Young Innovations, Inc.                            2,500       63
* Res-Care, Inc.                                     5,000       63
* EntreMed, Inc.                                    31,300       63
* Merit Medical Systems, Inc.                        3,889       62
* Osteotech, Inc.                                    9,455       61
* Progenics Pharmaceuticals, Inc.                    3,600       61
* DOV Pharmaceutical, Inc.                           4,200       59
* Ciphergen Biosystems, Inc.                         7,991       58
* PRAECIS Pharmaceuticals Inc.                      15,274       58
* Columbia Laboratories Inc.                        16,765       58
* VistaCare, Inc.                                    3,100       58
* SIGA Technologies, Inc.                           40,900       57
* Genta Inc.                                        22,806       57
* Emisphere Technologies, Inc.                      13,700       56
* Targeted Genetics Corp.                           34,851       55
  E-Z-EM, Inc.                                       3,000       55
* Continucare Corp.                                 28,000       54
* Gene Logic Inc.                                   13,200       53
* Seattle Genetics, Inc.                             7,600       53
* GTC Biotherapeutics, Inc.                         33,400       52
* La Jolla Pharmaceutical Co.                       21,500       52
* Nastech Pharmaceutical Co., Inc.                   5,000       51
* Trover Solutions, Inc.                             7,300       51
* Alcide Corp.                                       2,400       50
* Savient Pharmaceuticals Inc.                      19,800       49
* Interpharm Holdings, Inc.                         12,200       48
* Durect Corp.                                      13,700       48
* SFBC International, Inc.                           1,500       47
* Air Methods Corp.                                  5,400       47
* Orchid Biosciences, Inc.                           6,000       46
* Kosan Biosciences, Inc.                            5,800       46
  D&K Healthcare Resources, Inc.                     3,800       46
  Computer Programs and
                  Systems, Inc.                      2,200       45
* Applied Imaging Corp.                             46,562       44
* Arena Pharmaceuticals, Inc.                        7,708       42
* Sonic Innovations, Inc.                            7,400       42
* Embrex, Inc.                                       3,100       42
* Epimmune Inc.                                     24,550       42
* MacroChem Corp.                                   27,000       40
* Neurogen Corp.                                     5,380       40
* Curis, Inc.                                        9,070       40
* Rochester Medical Corp.                            4,800       40
* Exact Sciences Corp.                               6,400       39
  National Healthcare Corp.                          1,400       39
* Stratagene Holding Corp.                           4,741       39
* Curative Health Services, Inc.                     4,500       39
* Lifecore Biomedical Inc.                           6,200       38
  Psychemedics Corp.                                 3,600       38
* Bioject Medical Technologies Inc.                 19,700       38
* Hi-Tech Pharmacal Co., Inc.                        2,300       38

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Sangamo BioSciences, Inc.                          6,200       37
* Allied Healthcare
                  International Inc.                 7,574       37
* Superior Consultant
                  Holdings Corp.                     6,200       37
* Pharmacopeia Drug
                  Discovery Inc.                     6,304       36
* Avigen, Inc.                                      10,600       36
* Cytokinetics, Inc.                                 2,400       36
* Five Star Quality Care, Inc.                       8,086       36
* Third Wave Technologies                            7,800       35
* Cortex Pharmaceuticals, Inc.                      12,900       34
* Orphan Medical, Inc.                               3,352       34
* Symbion, Inc.                                      1,900       33
* Aphton Corp.                                       8,200       33
* Bentley Pharmaceuticals, Inc.                      2,300       32
* Tapestry Pharmaceuticals Inc.                     17,300       31
* SRI/Surgical Express, Inc.                         4,600       31
* Immtech International, Inc.                        2,500       31
* NMT Medical, Inc.                                  8,100       30
* Vical, Inc.                                        5,200       30
* Compex Technologies Inc.                           4,880       30
* V.I. Technologies, Inc.                           27,172       30
* Caliper Life Sciences, Inc.                        6,380       30
* aaiPharma Inc.                                     5,150       28
* Pharmos Corp.                                      6,600       27
* Corgentech Inc.                                    1,600       26
* MIM Corp.                                          2,800       24
* Cardima, Inc.                                     46,700       24
* Kendle International Inc.                          3,100       24
* Tercica, Inc.                                      2,800       23
* Aastrom Biosciences, Inc.                         25,400       23
* Proxymed Pharmacy, Inc.                            1,346       23
* Animas Corp.                                       1,210       23
* Novoste Corp.                                      8,200       22
* ViroPharma Inc.                                   12,500       22
* Curon Medical Inc.                                13,000       22
* Encore Medical Corp.                               3,461       22
* Matritech Inc.                                    16,400       21
* Rigel Pharmaceuticals, Inc.                        1,386       20
* Lynx Therapeutics, Inc.                            8,456       19
* Santarus Inc.                                      1,300       19
* Cerus Corp.                                        7,764       19
* The Immune Response Corp.                         15,226       19
* Northfield Laboratories, Inc.                      1,300       19
* Cardiac Science, Inc.                              7,497       18
* Rita Medical Systems, Inc.                         4,300       18
* IGI, Inc.                                          6,710       16
  Healthcare Services Group, Inc.                    1,050       16
* Array BioPharma Inc.                               1,985       16
* Large Scale Biology Corp.                         10,800       15
* Neurobiological Technologies, Inc.                 3,900       15
* Sequenom, Inc.                                     9,620       14
* GTx, Inc.                                          1,300       14
* Barrier Therapeutics Inc.                            900       13
* Myogen, Inc.                                       1,600       12
* Transgenomic, Inc.                                 9,000       12
* Renovis, Inc.                                      1,300       12
* BioSphere Medical Inc.                             3,600       12
* Valentis, Inc.                                     1,646       11
* NeoRx Corp.                                        4,100       10
* Quinton Cardiology Systems, Inc.                   1,000       10
* IntraBiotics Pharmaceuticals, Inc.                 2,533       10
* Alteon, Inc.                                       8,300       10
* Pain Therapeutics, Inc.                            1,200       10
* Orthologic Corp.                                   1,100       10
* eXegenics Inc.                                    11,400        8
* Radiologix Inc.                                    1,800        8
* SpectRx, Inc.                                      4,874        8
* Paradigm Genetics, Inc.                            9,400        7
* Wellcare Group Inc.                                  400        7
* Exactech, Inc.                                       300        7
* Lanvision Systems, Inc.                            2,300        6
* Biopure Corp.                                      8,700        6
* Cytrx Corp.                                        5,000        6
* Synovis Life Technologies, Inc.                      500        5
* Aradigm Corp.                                      5,700        5
* Chronimed Inc.                                       600        5
* Prime Medical Services, Inc.                         600        5
* I-Flow Corp.                                         400        5
* HealthAxis, Inc.                                   1,960        5
* Dynacq Healthcare, Inc.                              600        4
* Corcept Therapeutics Inc.                            427        3
* Microtek Medical Holdings, Inc.                      500        3
* Enpath Medical, Inc.                                 200        2
* Precision Optics Corp., Inc.                       1,550        2
* Corautus Genetics Inc.                               300        2
* Physiometrix, Inc.                                   923        2
  Precision Optics Corp., Inc.
                  Rights Exp. 7/14/2004              4,650        1
* A.D.A.M., Inc.                                       300        1
* PharmaNetics, Inc.                                   600       --
                                                          ---------
                                                            509,493
                                                          ---------
INTEGRATED OILS (2.2%)
  ExxonMobil Corp.                               1,860,845   82,640
  ChevronTexaco Corp.                              304,443   28,651
  ConocoPhillips Co.                               195,110   14,885
  Occidental Petroleum Corp.                       111,309    5,388
  Marathon Oil Corp.                                98,418    3,724
  Unocal Corp.                                      75,005    2,850
  Amerada Hess Corp.                                25,757    2,040
  Murphy Oil Corp.                                  26,213    1,932
  Hugoton Royalty Trust                             15,200      347
* KCS Energy, Inc.                                  20,700      276

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
* Giant Industries, Inc.                             7,900       174
* GMX Resources Inc.                                12,960       102
* NewMarket Corp.                                    3,340        72
                                                          ----------
                                                             143,081
                                                          ----------
OTHER ENERGY (1.6%)
  Schlumberger Ltd.                                167,592    10,644
  Devon Energy Corp.                                67,956     4,485
  Anadarko Petroleum Corp.                          71,606    4,196
  Burlington Resources, Inc.                       112,552     4,072
  Apache Corp.                                      92,536     4,030
  Halliburton Co.                                  125,218     3,789
  Baker Hughes, Inc.                                94,769     3,568
  Valero Energy Corp.                               36,679     2,705
* Transocean Inc.                                   91,291     2,642
  Kerr-McGee Corp.                                  42,812     2,302
  XTO Energy, Inc.                                  72,700     2,166
* BJ Services Co.                                   45,957     2,107
  EOG Resources, Inc.                               33,168     1,980
* Nabors Industries, Inc.                           42,300     1,913
  GlobalSantaFe Corp.                               67,485     1,788
  Williams Cos., Inc.                              149,720     1,782
* Weatherford International Ltd.                    37,866     1,703
* Smith International, Inc.                         29,768     1,660
  El Paso Corp.                                    185,096     1,459
* Noble Corp.                                       37,925     1,437
  Sunoco, Inc.                                      21,522     1,369
  ENSCO International, Inc.                         43,067     1,253
  Pioneer Natural Resources Co.                     34,288     1,203
  Peabody Energy Corp.                              18,237     1,021
  Chesapeake Energy Corp.                           68,981     1,015
  Texas Genco Holdings, Inc.                        22,083       996
* Premcor, Inc.                                     25,400       952
  CONSOL Energy, Inc.                               25,800       929
* Reliant Energy, Inc.                              85,116       922
  Equitable Resources, Inc.                         17,816       921
  Pogo Producing Co.                                18,326       905
* Newfield Exploration Co.                          16,076       896
  Diamond Offshore Drilling, Inc.                   37,270       888
  Noble Energy, Inc.                                16,579       846
* Ultra Petroleum Corp.                             21,400       799
  Patterson-UTI Energy, Inc.                        23,740       793
* National-Oilwell, Inc.                            24,468       770
* Cooper Cameron Corp.                              15,560       758
* Rowan Cos., Inc.                                  30,295       737
* NRG Energy                                        28,764       713
* Pride International, Inc.                         39,006       667
* Grant Prideco, Inc.                               34,904       644
  Massey Energy Co.                                 21,703       612
* Varco International, Inc.                         27,944       612
  Patina Oil & Gas Corp.                            20,100       600
  Arch Coal, Inc.                                   15,588       570
* FMC Technologies Inc.                             19,185       553
* Calpine Corp.                                    120,511       521
* Tesoro Petroleum Corp.                            18,700       516
* Evergreen Resources, Inc.                         12,485       504
* Quicksilver Resources, Inc.                        7,100       476
* Dynegy, Inc.                                     109,681       467
* Forest Oil Corp.                                  16,546       452
* Unit Corp.                                        13,200       415
* Plains Exploration &
                     Production Co.                 22,085       405
* Houston Exploration Co.                            7,809       405
  Cabot Oil & Gas Corp.                              9,500       402
  Helmerich & Payne, Inc.                           14,534       380
* Spinnaker Exploration Co.                          9,600       378
  St. Mary Land & Exploration Co.                   10,544       376
* Cimarex Energy Co.                                11,937       361
* Key Energy Services, Inc.                         37,800       357
* Stone Energy Corp.                                 7,660       350
  Vintage Petroleum, Inc.                           20,100       341
  Range Resources Corp.                             23,000       336
* Cal Dive International, Inc.                      10,928       331
* Denbury Resources, Inc.                           15,700       329
* Encore Acquisition Co.                            11,700       326
  CARBO Ceramics Inc.                                4,500       307
* Magnum Hunter Resources Inc.                      27,712       288
  Penn Virginia Corp.                                7,800       282
* Hanover Compressor Co.                            23,400       278
* Remington Oil & Gas Corp.                         11,600       274
* Universal Compression
                     Holdings, Inc.                  8,900       273
* Comstock Resources, Inc.                          13,800       269
* Swift Energy Co.                                  12,000       265
  Berry Petroleum Class A                            9,000       265
* Harvest Natural Resources, Inc.                   17,100       255
  Frontier Oil Corp.                                11,800       250
* Oceaneering International, Inc.                    6,910       237
* Energy Partners, Ltd.                             15,300       234
* Prima Energy Corp.                                 5,900       233
  Holly Corp.                                        6,200       232
* Seacor Holdings Inc.                               5,200       228
* Whiting Petroleum Corp.                            8,985       226
* Veritas DGC Inc.                                   9,325       216
* Grey Wolf, Inc.                                   50,310       213
  Resource America, Inc.                             8,886       210
* Superior Energy Services, Inc.                    20,495       206
* TETRA Technologies, Inc.                           7,650       205
* Enbridge Energy
                     Management LLC                  4,760       203
* Plains Resources Inc.                             11,717       199
* Atwood Oceanics, Inc.                              4,566       191
* Todco                                             12,100       187
  RPC Inc.                                          11,800       187
* FuelCell Energy, Inc.                             15,218       178

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
* Hydrill Co.                                        5,600       176
* McMoRan Exploration Co.                           10,997       171
* Oil States International, Inc.                    10,700       164
* Global Industries Ltd.                            27,974       160
* ATP Oil & Gas Corp.                               19,950       153
* Plug Power, Inc.                                  20,188       151
* W-H Energy Services, Inc.                          7,600       149
* Callon Petroleum Co.                              10,400       148
* TransMontaigne Inc.                               26,600       143
* Clayton Williams Energy, Inc.                      5,895       141
* Newpark Resources, Inc.                           22,441       139
* Toreador Resources Corp.                          18,480       136
* Goodrich Petroleum Corp.                          16,200       134
* Dril-Quip, Inc.                                    7,100       133
* Input/Output, Inc.                                15,900       132
* Parallel Petroleum Corp.                          25,759       131
* Parker Drilling Co.                               32,500       124
* Double Eagle Petroleum Co.                         8,450       116
* Royale Energy, Inc.                                6,963       102
  Gulf Island Fabrication, Inc.                      4,700       102
* Syntroleum Corp.                                  14,900        99
* The Meridian Resource Corp.                       12,700        88
* Abraxas Petroleum Corp.                           52,700        87
* Petroleum Development Corp.                        2,991        82
* The Exploration Co. of Delaware, Inc.             20,950        79
* Beta Oil & Gas Inc.                               12,100        79
* Harken Energy Corp.                              120,290        63
* Capstone Turbine Corp.                            26,376        57
* Global Power Equipment
                     Group Inc.                      6,400        51
* KFX, Inc.                                          4,700        36
* Millennium Cell Inc.                              16,588        31
* Infinity, Inc.                                     7,800        30
* Prime Energy Corp.                                 1,600        29
* Torch Offshore, Inc.                               7,500        22
* Wilshire Enterprises, Inc.                         3,000        15
* Evergreen Solar, Inc.                              4,100        13
* U.S. Energy Systems, Inc.                         10,900        12
  Lufkin Industries                                    300        10
* Horizon Offshore, Inc.                             8,300         8
* ICO, Inc.                                          2,900         7
                                                          ----------
                                                             102,094
                                                          ----------
MATERIALS & PROCESSING (2.4%)
  E.I. du Pont de Nemours & Co.                    284,631    12,643
  Dow Chemical Co.                                 266,395    10,842
  Alcoa Inc.                                       247,373     8,171
  International Paper Co.                          138,120     6,174
  Newmont Mining Corp.
                    (Holding Co.)                  114,444     4,436
  Weyerhaeuser Co.                                  63,362     3,999
  Masco Corp.                                      124,645     3,886
  Praxair, Inc.                                     92,443     3,689
  Air Products & Chemicals, Inc.                    64,589     3,388
  Archer-Daniels-Midland Co.                       184,974     3,104
  PPG Industries, Inc.                              48,734     3,045
  Monsanto Co.                                      75,566     2,909
  Georgia Pacific Group                             72,524     2,682
  Rohm & Haas Co.                                   63,734     2,650
* American Standard Cos., Inc.                      61,158     2,465
  Ecolab, Inc.                                      73,108     2,318
* Phelps Dodge Corp.                                26,606     2,062
  Avery Dennison Corp.                              31,424     2,011
  Nucor Corp.                                       22,564     1,732
  MeadWestvaco Corp.                                58,075     1,707
  Sherwin-Williams Co.                              40,841     1,697
  Freeport-McMoRan
                    Copper & Gold, Inc. Class B     50,305     1,668
  Smurfit-Stone Container Corp.                     72,070     1,438
  Vulcan Materials Co.                              29,279     1,392
* Sealed Air Corp.                                  24,086     1,283
  Bunge Ltd.                                        30,900     1,203
  Sigma-Aldrich Corp.                               19,766     1,178
  Ball Corp.                                        16,176     1,165
  Engelhard Corp.                                   35,438     1,145
  United States Steel Corp.                         32,289     1,134
  Fluor Corp.                                       23,648     1,127
  Temple-Inland Inc.                                15,762     1,092
* Pactiv Corp.                                      43,650     1,089
  Ashland, Inc.                                     20,038     1,058
* Energizer Holdings, Inc.                          23,356     1,051
  Eastman Chemical Co.                              22,167     1,025
  Precision Castparts Corp.                         18,655     1,020
  Boise Cascade Corp.                               25,057       943
  Southern Peru Copper Corp.                        22,800       942
  Lyondell Chemical Co.                             51,081       888
  The St. Joe Co.                                   21,909       870
  Lafarge North America Inc.                        19,962       864
  Bemis Co., Inc.                                   30,510       862
* International Steel Group, Inc.                   27,700       824
  Forest City Enterprise Class A                    14,333       760
  Valspar Corp.                                     14,638       738
  Louisiana-Pacific Corp.                           31,056       734
  Cabot Corp.                                       17,812       725
  Packaging Corp. of America                        30,300       724
* Owens-Illinois, Inc.                              42,759       717
  Sonoco Products Co.                               27,918       712
  The Timken Co.                                    25,695       681
  Bowater Inc.                                      15,970       664
* Glamis Gold, Ltd.                                 37,300       654
* Jacobs Engineering Group Inc.                     16,170       637
  Martin Marietta Materials, Inc.                   14,138       627
* Scotts Co.                                         9,315       595
  Harsco Corp.                                      11,873       558
  Lubrizol Corp.                                    14,944       547

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  Florida Rock Industries, Inc.                     12,337       520
  Hughes Supply, Inc.                                8,800       519
  Cytec Industries, Inc.                            11,342       515
  Corn Products International, Inc.                 10,950       510
  Worthington Industries, Inc.                      24,750       508
  RPM International, Inc.                           33,277       506
  Airgas, Inc.                                      21,000       502
  York International Corp.                          11,768       483
* Crown Holdings, Inc.                              48,222       481
  AptarGroup Inc.                                   10,500       459
* FMC Corp.                                         10,409       449
  IMC Global Inc.                                   33,257       446
  Allegheny Technologies Inc.                       23,328       421
* Steel Dynamics, Inc.                              14,121       404
  Great Lakes Chemical Corp.                        14,538       393
  Simpson Manufacturing Co.                          7,000       393
* Hercules, Inc.                                    32,215       393
  Valhi, Inc.                                       34,302       390
* Stillwater Mining Co.                             25,795       387
* Dycom Industries, Inc.                            13,822       387
  Albemarle Corp.                                   12,045       381
  Reliance Steel & Aluminum Co.                      9,314       376
* Meridian Gold Co.                                 28,600       371
  Mueller Industries Inc.                           10,129       363
  Olin Corp.                                        20,058       353
* Rogers Corp.                                       5,000       349
  Potlatch Corp.                                     8,392       349
  Minerals Technologies, Inc.                        5,900       342
  Georgia Gulf Corp.                                 9,517       341
  Clarcor Inc.                                       7,400       339
* Armor Holdings, Inc.                               9,700       330
  Acuity Brands, Inc.                               12,212       330
* URS Corp.                                         12,021       329
* GrafTech International Ltd.                       31,298       327
  Lennox International Inc.                         17,840       323
* Millennium Chemicals, Inc.                        18,500       320
  Ferro Corp.                                       11,976       320
* Graphic Packaging Corp.                           36,800       318
* Maverick Tube Corp.                               12,100       318
  Albany International Corp.                         9,422       316
  LNR Property Corp.                                 5,700       309
  Brady Corp. Class A                                6,456       298
  MacDermid, Inc.                                    8,600       291
* WCI Communities, Inc.                             12,550       280
* DHB Industries, Inc.                              18,200       276
  Greif Inc. Class A                                 6,500       275
* OM Group, Inc.                                     8,289       274
  Commercial Metals Co.                              8,400       273
  Carpenter Technology Corp.                         7,900       269
* Symyx Technologies, Inc.                          11,058       267
  Kronos Worldwide, Inc.                             7,791       266
  Wausau-Mosinee Paper Corp.                        15,326       265
* Oregon Steel Mills, Inc.                          17,900       264
  Texas Industries, Inc.                             6,400       263
* Lone Star Technologies, Inc.                       9,400       259
* Coeur d'Alene Mines Corp.                         62,100       253
  Watsco, Inc.                                       9,000       253
* Cabot Microelectronics Corp.                       8,107       248
* USG Corp.                                         14,000       246
* Griffon Corp.                                     10,900       243
  Kaydon Corp.                                       7,788       241
* Longview Fibre Co.                                15,900       234
* Hexcel Corp.                                      20,100       233
  Delta & Pine Land Co.                             10,575       232
* AK Steel Corp.                                    42,617       225
* W.R. Grace & Co.                                  35,900       223
* NCI Building Systems, Inc.                         6,800       221
  Quanex Corp.                                       4,507       219
  Spartech Corp.                                     8,400       218
* Hecla Mining Co.                                  37,900       216
* Century Aluminum Co.                               8,600       213
  Silgan Holdings, Inc.                              5,200       210
  Granite Construction Co.                          11,477       209
  Eagle Materials, Inc.                              2,935       208
  H.B. Fuller Co.                                    7,300       207
  USEC Inc.                                         23,200       203
* Quanta Services, Inc.                             32,328       201
  Crompton Corp.                                    30,880       195
  Arch Chemicals, Inc.                               6,750       195
  NL Industries, Inc.                               13,219       192
* Encore Wire Corp.                                  6,900       190
* Avatar Holding, Inc.                               4,500       187
* EMCOR Group, Inc.                                  4,200       185
  Barnes Group, Inc.                                 6,352       184
  Chesapeake Corp. of Virginia                       6,800       181
  Cambrex Corp.                                      7,172       181
* Cleveland-Cliffs Inc.                              3,200       180
  AMCOL International Corp.                          9,500       180
  Glatfelter                                        12,500       176
* Titanium Metals Corp.                              1,880       174
* Ceradyne, Inc.                                     4,800       172
* Shaw Group, Inc.                                  16,906       171
  Eagle Materials, Inc. B Shares                     2,473       171
  Tredegar Corp.                                    10,555       170
* Jacuzzi Brands, Inc.                              20,791       168
* PolyOne Corp.                                     22,500       167
  Rock-Tenn Co.                                      9,633       163
* Tejon Ranch Co.                                    4,610       160
* Mobile Mini, Inc.                                  5,600       159
  Universal Forest Products, Inc.                    4,919       159
* Interface, Inc.                                   18,100       158
  Brookfield Homes Corp.                             6,000       157
  ElkCorp                                            6,500       156
* NS Group Inc.                                      9,300       153

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  Ryerson Tull, Inc.                                 9,591       152
  Consolidated-Tomoka Land Co.                       4,000       151
* Trex Co., Inc.                                     4,000       151
  Valmont Industries, Inc.                           6,559       150
* Trammell Crow Co.                                 10,600       149
* Caraustar Industries, Inc.                        10,400       147
* AAON, Inc.                                         7,200       145
  Schnitzer Steel Industries, Inc.
                    Class A                          4,200       143
  WD-40 Co.                                          4,712       141
* Maxxam Inc.                                        5,200       138
* Buckeye Technology, Inc.                          11,700       135
* Material Sciences Corp.                           12,600       134
* Insituform Technologies Inc.
                    Class A                          8,200       133
* Brush Engineered Materials Inc.                    7,000       132
  A. Schulman Inc.                                   6,100       131
  Ameron International Corp.                         3,800       130
* Terra Industries, Inc.                            22,500       127
* Layne Christensen Co.                              7,200       119
  Myers Industries, Inc.                             8,329       117
  Oil-Dri Corp. of America                           6,800       114
* Huttig Building Products, Inc.                    14,722       113
  Alico, Inc.                                        2,800       112
* Comfort Systems USA, Inc.                         17,500       112
* Zoltek Cos., Inc.                                 15,000       107
* Synalloy Corp.                                    10,400       106
  CIRCOR International, Inc.                         5,200       106
  Gibraltar Steel                                    3,200       105
* Valence Technology Inc.                           30,500       105
  Penford Corp.                                      5,900       104
* Juno Lighting, Inc.                                2,893       103
  Penn Engineering &
                    Manufacturing Corp.              4,816       103
* Commonwealth Industries Inc.                       9,951       103
  Quaker Chemical Corp.                              3,700       102
  Apogee Enterprises, Inc.                           9,400        98
* Lydall, Inc.                                       9,700        95
  The Standard Register Co.                          7,890        94
* RTI International Metals, Inc.                     5,739        92
  LSI Industries Inc.                                7,808        90
  Compass Minerals International                     4,600        89
* Acmat Corp. Class A                                7,000        89
  Ennis Business Forms, Inc.                         4,509        88
* Energy Conversion Devices, Inc.                    7,800        88
  Calgon Carbon Corp.                               12,800        86
  Pope & Talbot, Inc.                                4,304        85
* Integrated Electrical Services, Inc.              10,555        85
* Stratus Properties Inc.                            6,497        84
  Ampco-Pittsburgh Corp.                             6,500        84
* Omnova Solutions Inc.                             13,700        84
* Griffin Land & Nurseries, Inc.                     3,200        81
  Royal Gold, Inc.                                   5,739        81
* U.S. Energy Corp.                                 31,771        77
  Wellman, Inc.                                      9,300        76
  Deltic Timber Corp.                                1,900        73
* TransPro Inc.                                     12,400        71
* Foamex International, Inc.                        14,300        70
* Wellsford Real Properties Inc.                     4,456        69
  Building Materials
                    Holding Corp.                    3,600        68
* Northwest Pipe Co.                                 3,700        65
* A.M. Castle & Co.                                  5,900        63
* Liquidmetal Technologies Inc.                     43,527        62
  NN, Inc.                                           4,768        61
  Steel Technologies, Inc.                           2,700        60
* Infrasource Services Inc.                          4,800        59
* Bluegreen Corp.                                    4,000        55
* CompX International Inc.                           3,300        49
* Drew Industries, Inc.                              1,200        49
* Unifi, Inc.                                       16,500        48
* Reading International Inc. Class A                 5,100        44
* Medis Technology Ltd.                              2,500        41
* Webco Industries, Inc.                             8,600        32
* Eden Bioscience Corp.                             37,494        32
* Zapata Corp.                                         500        31
  Stepan Co.                                         1,100        29
  Intermet Corp.                                     6,000        26
  Anchor Glass Container Corp.                       1,800        24
* Badger Paper Mills, Inc.                           3,200        16
* Impreso, Inc.                                      5,300        13
* Ultralife Batteries, Inc.                            600        12
* American Real Estate
                    Partners, LP                       500        11
* Mestek, Inc.                                         600        10
* Perini Corp.                                         900        10
* Anthony & Sylvan Pools Corp.                       1,882         8
* WHX Corp.                                          4,565         7
* EarthShell Corp.                                   3,198         6
  Calavo Growers, Inc.                                 300         4
  Aceto Corp.                                          150         3
* Constar International Inc.                           500         2
* U.S. Concrete, Inc.                                  112         1
* BMC Industries, Inc.                              29,237        --
* Cone Mills Corp.                                  18,400        --
                                                          ----------
                                                             157,624
                                                          ----------
PRODUCER DURABLES (2.7%)
  United Technologies Corp.                        146,227    13,377
  The Boeing Co.                                   239,878    12,255
* Applied Materials, Inc.                          479,773     9,413
  Illinois Tool Works, Inc.                         88,067     8,445
  Caterpillar, Inc.                                 97,252     7,726
  Emerson Electric Co.                             120,010     7,627
  Lockheed Martin Corp.                            127,657     6,648

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
  Northrop Grumman Corp.                           102,286    5,493
  Deere & Co.                                       70,843    4,969
  Danaher Corp.                                     87,550    4,539
* Agilent Technologies, Inc.                       136,861    4,007
* Lexmark International, Inc.                       37,058    3,577
  Ingersoll-Rand Co.                                49,300    3,368
* Xerox Corp.                                      227,670    3,301
  Pitney Bowes, Inc.                                65,728    2,908
* KLA-Tencor Corp.                                  55,900    2,760
  Dover Corp.                                       57,768    2,432
  Parker Hannifin Corp.                             34,096    2,027
  D. R. Horton, Inc.                                66,641    1,893
  Pulte Homes, Inc.                                 36,047    1,876
  Lennar Corp. Class A                              41,196    1,842
  Molex, Inc.                                       54,304    1,742
  Rockwell Collins, Inc.                            50,465    1,681
* Waters Corp.                                      34,011    1,625
  Centex Corp.                                      35,130    1,607
  Cooper Industries, Inc. Class A                   26,404    1,569
  W.W. Grainger, Inc.                               26,048    1,498
* Thermo Electron Corp.                             47,235    1,452
* Novellus Systems, Inc.                            42,008    1,321
* Teradyne, Inc.                                    55,319    1,256
  American Power
                   Conversion Corp.                 57,349    1,127
  Diebold, Inc.                                     20,985    1,109
  Goodrich Corp.                                    33,825    1,094
* LAM Research Corp.                                38,251    1,025
* American Tower Corp. Class A                      63,896      971
  Pentair, Inc.                                     28,560      961
  Pall Corp.                                        36,100      945
* Crown Castle
                   International Corp.              63,818      941
  KB HOME                                           13,409      920
* Andrew Corp.                                      45,759      916
* Toll Brothers, Inc.                               21,188      897
* NVR, Inc.                                          1,850      896
  Tektronix, Inc.                                   24,264      825
  Hubbell Inc. Class B                              17,449      815
  Cummins Inc.                                      12,274      767
  Donaldson Co., Inc.                               24,780      726
  HNI Corp.                                         16,689      706
* Alliant Techsystems, Inc.                         10,620      673
* Polycom, Inc.                                     28,439      637
  Graco, Inc.                                       19,791      615
* Hovnanian Enterprises Inc.
                   Class A                          17,500      607
  Herman Miller, Inc.                               20,887      604
  Roper Industries Inc.                             10,511      598
  Ametek, Inc.                                      19,246      595
  MDC Holdings, Inc.                                 9,292      591
* Plantronics, Inc.                                 13,697      577
  Briggs & Stratton Corp.                            6,448      570
  Ryland Group, Inc.                                 7,165      560
  Crane Co.                                         17,047      535
* AGCO Corp.                                        25,803      526
* United Defense Industries Inc.                    15,000      525
  Cognex Corp.                                      12,892      496
  IDEX Corp.                                        14,205      488
  Kennametal, Inc.                                  10,541      483
* Terex Corp.                                       14,100      481
  Standard Pacific Corp.                             9,719      479
  Thomas & Betts Corp.                              16,890      460
  Nordson Corp.                                     10,126      439
  Engineered Support
                   Systems, Inc.                     7,475      437
  Joy Global Inc.                                   14,600      437
  Lincoln Electric Holdings, Inc.                   11,700      399
* Varian Semiconductor
                   Equipment Associates, Inc.       10,339      399
  Flowserve Corp.                                   15,940      398
* Cymer, Inc.                                       10,541      395
  Beazer Homes USA, Inc.                             3,900      391
  Mine Safety Appliances Co.                        10,800      364
* Axcelis Technologies, Inc.                        28,983      361
* MKS Instruments, Inc.                             15,253      348
* Taser International Inc.                           8,000      347
* Dionex Corp.                                       6,100      337
* Headwaters Inc.                                   12,800      332
  Curtiss-Wright Corp.                               5,200      292
* Interdigital Communications
                   Corp.                            15,467      291
* Credence Systems Corp.                            20,904      288
* Littelfuse, Inc.                                   6,800      288
* Actuant Corp.                                      7,280      284
* Rayovac Corp.                                      9,900      278
* Orbital Sciences Corp.                            20,000      276
* Meritage Corp.                                     4,000      275
* CUNO Inc.                                          5,000      267
  A.O. Smith Corp.                                   8,145      259
* Power-One, Inc.                                   23,456      258
  The Manitowoc Co., Inc.                            7,377      250
  Franklin Electric, Inc.                            6,600      249
  Federal Signal Corp.                              13,353      248
* Technitrol, Inc.                                  11,169      245
* Brooks Automation, Inc.                           11,981      241
* ATMI, Inc.                                         8,800      240
* Entegris Inc.                                     20,700      239
  Woodward Governor Co.                              3,300      238
* Paxar Corp.                                       12,100      236
* Imagistics International Inc.                      6,657      236
  Watts Water Technologies, Inc.                     8,711      235
* Genlyte Group, Inc.                                3,700      233
* Electro Scientific Industries, Inc.                8,200      232

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Teledyne Technologies, Inc.                       11,111      222
* William Lyon Homes, Inc.                           2,400      221
* Esterline Technologies Corp.                       7,400      219
  Baldor Electric Co.                                9,119      213
* Vicor Corp.                                       11,579      212
  Technical Olympic USA, Inc.                        9,328      208
* Veeco Instruments, Inc.                            8,000      206
* Moog Inc.                                          5,550      206
* Mykrolis Corp.                                    11,397      199
  MTS Systems Corp.                                  8,220      193
* Blount International, Inc.                        15,137      193
* FEI Co.                                            8,000      191
* Itron, Inc.                                        8,300      190
* Champion Enterprises, Inc.                        20,700      190
* ESCO Technologies Inc.                             3,500      187
  JLG Industries, Inc.                              13,200      183
* Levitt Corp. Class A                               7,084      182
* Photon Dynamics, Inc.                              5,200      182
* General Cable Corp.                               21,150      181
* Powerwave Technologies, Inc.                      23,421      180
* Audiovox Corp.                                    10,600      179
* LTX Corp.                                         16,497      178
* Ionics, Inc.                                       6,250      177
* Gardner Denver Inc.                                6,296      176
  Kimball International, Inc. Class B               11,700      173
* FARO Technologies, Inc.                            6,700      172
  Regal-Beloit Corp.                                 7,700      171
* Photronics Inc.                                    9,000      170
  Tecumseh Products Co. Class A                      4,123      170
* Metrologic Instruments, Inc.                       8,500      169
  Helix Technology Corp.                             7,900      169
  Belden, Inc.                                       7,700      165
* Triumph Group, Inc.                                5,106      163
  Stewart & Stevenson
                   Services, Inc.                    9,000      161
  NACCO Industries, Inc. Class A                     1,691      161
  Applied Industrial
                   Technology, Inc.                  5,329      161
  Thomas Industries, Inc.                            4,815      160
  M/I Homes, Inc.                                    3,900      158
* Kulicke & Soffa Industries, Inc.                  13,834      152
  Steelcase Inc.                                    10,800      151
* Advanced Energy Industries, Inc.                   9,600      151
* Mattson Technology, Inc.                          12,502      150
* Therma-Wave Inc.                                  30,059      148
  C & D Technologies, Inc.                           8,100      144
  Lennar Corp. Class B                               3,364      139
* Kadant Inc.                                        6,010      139
* Cable Design Technologies Corp.                   13,050      138
  CTS Corp.                                         11,300      136
* Presstek, Inc.                                    12,931      136
* Ultratech, Inc.                                    8,300      135
* Park-Ohio Holdings Corp.                          11,200      132
* Asyst Technologies, Inc.                          12,718      132
* Palm Harbor Homes, Inc.                            7,300      129
  X-Rite Inc.                                        8,700      126
* Rudolph Technologies, Inc.                         6,900      126
* Symmetricom Inc.                                  14,050      125
* Arris Group Inc.                                  20,800      124
* Baldwin Technology Class A                        33,700      121
* General Binding Corp.                              7,728      120
  Lindsay Manufacturing Co.                          4,950      119
  Cohu, Inc.                                         5,913      113
* Applied Films Corp.                                3,800      110
* Summa Industries                                   9,700      105
  Gorman-Rupp Co.                                    3,800      103
* Astec Industries, Inc.                             5,432      102
* DuPont Photomasks, Inc.                            5,021      102
* Sonic Solutions, Inc.                              4,800      102
* Aetrium, Inc.                                     13,800      101
  Tennant Co.                                        2,400       99
  Keithley Instruments Inc.                          4,303       95
* Genus, Inc.                                       27,600       94
* Team, Inc.                                         5,800       94
* Artesyn Technologies, Inc.                        10,400       94
  Standex International Corp.                        3,300       90
* C-COR Electronics, Inc.                            8,700       90
* Semitool, Inc.                                     7,849       89
* Arotech Corp.                                     41,900       88
  Robbins & Myers, Inc.                              3,900       88
  Curtiss-Wright Corp. Class B                       1,622       87
  United Industrial Corp.                            3,700       86
* BE Aerospace, Inc.                                11,300       86
* MTC Technologies, Inc.                             3,300       85
  HEICO Corp.                                        4,500       82
  Alamo Group, Inc.                                  5,100       81
* Cavalier Homes, Inc.                              14,840       79
  SpectraLink Corp.                                  5,225       78
* Zygo Corp.                                         6,919       77
  HEICO Corp. Class A                                5,519       77
* Mastec Inc.                                       13,575       74
  Met-Pro Corp.                                      4,799       72
  The Middleby Corp.                                 1,300       71
* EnPro Industries, Inc.                             3,068       71
  Paul Mueller Co.                                   2,200       70
  Koss Corp.                                         3,200       68
* California Amplifier, Inc.                         9,300       66
* Fairchild Corp.                                   14,841       64
* Paragon Technologies, Inc.                         6,400       63
* SatCon Technology Corp.                           24,607       62
* FSI International, Inc.                            7,908       62
* Orleans Homebuilders, Inc.                         3,200       62
* EMCORE Corp.                                      17,277       56
* Versar Inc.                                       11,100       55

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Magnatek, Inc.                                     6,400       53
* RF Monolithics, Inc.                               6,500       51
* Perceptron, Inc.                                   7,000       50
* Virco Manufacturing Corp.                          7,115       49
* Katy Industries, Inc.                             10,100       49
* Applied Innovation Inc.                           12,200       49
* Terayon Communications
                   Systems, Inc.                    20,720       48
* Active Power, Inc.                                14,946       48
* Strategic Diagnostics Inc.                        11,253       47
* Lancer Corp.                                       7,502       47
* Tollgrade Communications, Inc.                     4,300       46
* Milacron Inc.                                     11,200       45
  Skyline Corp.                                      1,100       45
* American Superconductor Corp.                      3,400       44
* Capital Pacific Holdings, Inc.                    11,100       44
  Tecumseh Products Co. Class B                      1,000       42
* Catalytica Energy Systems, Inc.                   14,926       42
* SBA Communications Corp.                           9,100       40
* Electroglas, Inc.                                  7,200       39
* Darling International, Inc.                        8,900       37
* BTU International, Inc.                            7,100       37
* Proxim Corp. Class A                              30,512       36
  Tech/Ops Sevcon, Inc.                              5,700       34
* Cavco Industries, Inc.                               805       32
* DDi Corp.                                          3,800       31
  Cascade Corp.                                        900       28
* Rofin-Sinar Technologies Inc.                      1,100       28
* Global Payment Tech Inc.                           6,500       24
* Tut Systems, Inc.                                  7,600       24
* Dominion Homes, Inc.                               1,000       23
* Distributed Energy Systems Corp.                   8,000       22
* TRC Cos., Inc.                                     1,300       22
* Somera Communications, Inc.                       12,900       21
* Aerosonic Corp.                                    3,400       20
* Optical Cable Corp.                                3,687       20
* ADE Corp.                                            900       19
* August Technology Corp.                            1,500       19
* Copper Mountain Networks, Inc.                     1,450       18
* Bell Industries, Inc.                              5,800       17
* Powell Industries, Inc.                            1,000       17
* American Access
                   Technologies Inc.                10,000       16
* Teleglobe International
                   Holdings Ltd.                     2,650       13
* Airnet Communications Corp.                       19,180       13
* Allied Motion Technologies, Inc.                   2,650       13
* SL Industries, Inc.                                1,000       11
* LMI Aerospace, Inc.                                8,300       11
  Woodhead Industries, Inc.                            600        9
* The Allied Defense Group, Inc.                       500        9
  Applied Signal Technology, Inc.                      200        7
* Peco II, Inc.                                      7,204        6
* Beacon Power Corp.                                11,800        5
* Serrento Networks Corp.                              910        3
* Andrea Radio Corp.                                16,700        2
* Optical Cable Corp.
                   Warrants Exp. 10/24/2007            729       --
* DT Industries, Inc.                                7,000       --
                                                          ---------
                                                            177,519
                                                          ---------
TECHNOLOGY (8.5%)
   Microsoft Corp.                               3,071,314   87,717
  Intel Corp.                                    1,840,292   50,792
* Cisco Systems, Inc.                            1,923,842   45,595
  International Business
                  Machines Corp.                   479,615   42,278
* Dell Inc.                                        720,081   25,793
  Hewlett-Packard Co.                              868,333   18,322
* Oracle Corp.                                   1,478,163   17,634
  QUALCOMM Inc.                                    230,561   16,826
  Motorola, Inc.                                   666,953   12,172
  Texas Instruments, Inc.                          492,601   11,911
* EMC Corp.                                        688,581    7,850
  General Dynamics Corp.                            56,552    5,616
* Corning, Inc.                                    390,431    5,099
  Analog Devices, Inc.                             106,884    5,032
  Maxim Integrated Products, Inc.                   91,690    4,806
  Computer Associates
                International, Inc.                165,586    4,646
* Lucent Technologies, Inc.                      1,219,383    4,609
  Raytheon Co.                                     119,624    4,279
* Broadcom Corp.                                    89,422    4,182
* Sun Microsystems, Inc.                           946,389    4,107
* Symantec Corp.                                    88,557    3,877
* Juniper Networks, Inc.                           150,573    3,700
* Apple Computer, Inc.                             108,072    3,517
  Linear Technology Corp.                           88,035   3,475
* Veritas Software Corp.                           121,631    3,369
  Xilinx, Inc.                                      98,685    3,287
  Adobe Systems, Inc.                               67,862    3,156
* Micron Technology, Inc.                          173,704    2,659
  Electronic Data Systems Corp.                    137,807    2,639
* Computer Sciences Corp.                           53,285   2,474
* Altera Corp.                                     106,529    2,367
* National Semiconductor Corp.                     102,892    2,263
* Intuit, Inc.                                      56,035    2,162
* Network Appliance, Inc.                           99,703    2,147
  L-3 Communications
                  Holdings, Inc.                    30,246    2,020
* Avaya Inc.                                       126,672    2,000
  Rockwell Automation, Inc.                         52,828    1,982
* Affiliated Computer
                  Services, Inc. Class A            37,096    1,964
* PeopleSoft, Inc.                                 103,807    1,920

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
  Seagate Technology                               130,330    1,881
  Microchip Technology, Inc.                        58,797    1,854
* Solectron Corp.                                  266,187    1,722
* Advanced Micro Devices, Inc.                     100,677    1,601
* JDS Uniphase Corp.                               414,669    1,572
* Siebel Systems, Inc.                             143,894    1,537
  Scientific-Atlanta, Inc.                          43,802    1,511
* Jabil Circuit, Inc.                               57,833    1,456
  Autodesk, Inc.                                    32,585    1,395
* Sanmina-SCI Corp.                                149,822    1,363
* NCR Corp.                                         27,213    1,349
* Unisys Corp.                                      95,806    1,330
* Mercury Interactive Corp.                         26,301    1,311
* Synopsys, Inc.                                    44,387    1,262
  Applera Corp.-Applied
                  Biosystems Group                  57,589    1,253
* BMC Software, Inc.                                65,040    1,203
* Red Hat, Inc.                                     52,095    1,197
* Zebra Technologies Corp. Class A                  13,671    1,189
* Cadence Design Systems, Inc.                      78,093    1,142
* Comverse Technology, Inc.                         55,758    1,112
* Tellabs, Inc.                                    120,721    1,055
* PanAmSat Corp.                                    43,007      999
* SanDisk Corp.                                     45,958      997
* Citrix Systems, Inc.                              48,496      987
  Symbol Technologies, Inc.                         66,848      985
* UTStarcom, Inc.                                   32,430      981
  Harris Corp.                                      19,145      972
* NVIDIA Corp.                                      47,383      971
* BEA Systems, Inc.                                117,208      963
* Ceridian Corp.                                    42,397      954
* Cognizant Technology
                  Solutions Corp.                   36,654      931
* Novell, Inc.                                     110,827      930
* Storage Technology Corp.                          32,031      929
* Arrow Electronics, Inc.                           32,847      881
  Intersil Corp.                                    39,978      866
* Vishay Intertechnology, Inc.                      46,381      862
* Network Associates, Inc.                          47,116      854
* Amphenol Corp.                                    25,184      839
* LSI Logic Corp.                                  109,546      835
* Atmel Corp.                                      136,147      806
* International Rectifier Corp.                     18,929      784
* Avnet, Inc.                                       34,476      783
  ADTRAN Inc.                                       22,728      758
* Compuware Corp.                                  111,064      733
  PerkinElmer, Inc.                                 36,410      730
* QLogic Corp.                                      27,180      723
  AVX Corp.                                         49,759      719
* 3Com Corp.                                       111,715      698
  National Instruments Corp.                        22,528      690
* Silicon Laboratories Inc.                         14,732      683
* ADC Telecommunications, Inc.                     233,475      663
* Agere Systems Inc. Class A                       288,143      663
* Ingram Micro, Inc. Class A                        44,261      640
* Akamai Technologies, Inc.                         35,137      631
* CIENA Corp.                                      167,158      622
  Acxiom Corp.                                      24,567      610
* SpectraSite, Inc.                                 13,800      596
* MEMC Electronic Materials, Inc.                   59,882      592
* Conexant Systems, Inc.                           132,570      574
* Integrated Circuit Systems, Inc.                  20,782      564
* Fairchild Semiconductor
                  International, Inc.               34,086      558
* Foundry Networks, Inc.                            39,171      551
* FLIR Systems, Inc.                                 9,600      527
* Western Digital Corp.                             60,075      520
* Rambus Inc.                                       29,153      518
* Avocent Corp.                                     14,025      515
* Advanced Fibre
                  Communications, Inc.              25,180      509
* Semtech Corp.                                     21,593      508
* BearingPoint, Inc.                                56,698      503
* Cypress Semiconductor Corp.                       35,203      500
* Sybase, Inc.                                      27,692      498
* Avid Technology, Inc.                              9,091      496
* Cree, Inc.                                        21,303      496
* Gateway, Inc.                                    109,222      491
* Hyperion Solutions Corp.                          11,235      491
* Macromedia, Inc.                                  19,751      485
* TIBCO Software Inc.                               57,084      482
* Applied Micro Circuits Corp.                      90,361      481
* Gartner, Inc. Class A                             36,000      476
* Maxtor Corp.                                      71,542      474
* PalmOne, Inc.                                     13,251      461
* Brocade Communications
                  Systems, Inc.                     75,427      451
  Reynolds & Reynolds Class A                       18,947      438
  Imation Corp.                                     10,278      438
* Electronics for Imaging, Inc.                     15,460      437
* Siliconix, Inc.                                    8,600      427
* Perot Systems Corp.                               32,100      426
* Varian, Inc.                                      10,031      423
* Integrated Device
                  Technology Inc.                   30,400      421
* Agere Systems Inc. Class B                       194,106      417
* Amkor Technology, Inc.                            50,661      414
* RF Micro Devices, Inc.                            54,038      405
* Trimble Navigation Ltd.                           14,450      402
* AMIS Holdings Inc.                                23,685      401
* Parametric Technology Corp.                       77,971      390
* CommScope, Inc.                                   17,696      380
* Skyworks Solutions, Inc.                          43,082      376
* ON Semiconductor Corp.                            73,631      370

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* RSA Security Inc.                                 17,652      361
* Macrovision Corp.                                 14,200      355
  Anixter International Inc.                        10,442      355
* Quest Software, Inc.                              27,222      351
* FileNET Corp.                                     11,100      350
* UNOVA, Inc.                                       17,297      350
* CACI International, Inc.                           8,500      344
* Benchmark Electronics, Inc.                       11,772      343
* Sonus Networks, Inc.                              71,432      341
* Anteon International Corp.                        10,300      336
* Emulex Corp.                                      23,453      336
* Sycamore Networks, Inc.                           79,118      335
* RealNetworks, Inc.                                48,079      329
* Intergraph Corp.                                  12,674      328
* Micrel, Inc.                                      26,635      324
* CSG Systems International, Inc.                   15,549      322
* Tekelec                                           17,611      320
* The Titan Corp.                                   24,144      313
* KEMET Corp.                                       25,277      309
* Vitesse Semiconductor Corp.                       62,815      307
* Mentor Graphics Corp.                             19,555      303
* Aeroflex, Inc.                                    20,930      300
* Aspect Communications Corp.                       20,900      297
* Digital River, Inc.                                9,008      294
  Black Box Corp.                                    6,000      284
* Silicon Storage Technology, Inc.                  27,235      281
* MICROS Systems, Inc.                               5,800      278
* Wind River Systems Inc.                           23,314      274
* Ascential Software Corp.                          17,088      273
* Verint Systems Inc.                                7,900      270
* ANSYS, Inc.                                        5,700      268
* WebEx Communications, Inc.                        12,200      265
* F5 Networks, Inc.                                  9,720      257
* Silicon Image, Inc.                               19,571      257
* Manhattan Associates, Inc.                         8,300      256
* Adaptec, Inc.                                     30,126      255
* OmniVision Technologies, Inc.                     15,900      254
* Transaction Systems
                  Architects, Inc.                  11,700      252
* Epicor Software Corp.                             17,874      251
* Coherent, Inc.                                     8,299      248
* Ditech Communications Corp.                       10,600      247
* Keane, Inc.                                       17,728      243
* SERENA Software, Inc.                             12,550      240
* DRS Technologies, Inc.                             7,435      237
* InVision Technologies, Inc.                        4,713      235
* Websense, Inc.                                     6,300      235
* DSP Group Inc.                                     8,500      232
* SRA International, Inc.                            5,400      229
* Microsemi Corp.                                   15,986      227
* Novatel Wireless, Inc.                             8,527      226
* Dendrite International, Inc.                      12,000      223
* Lattice Semiconductor Corp.                       31,553      221
* Openwave Systems Inc.                             17,276      219
* Zoran Corp.                                       11,922      219
* Progress Software Corp.                            9,900      215
* Silicon Graphics, Inc.                            97,513      215
* FormFactor Inc.                                    9,500      213
* Internet Security Systems, Inc.                   13,832      212
* SigmaTel Inc.                                      7,300      212
* TTM Technologies, Inc.                            17,900      212
* Power Integrations, Inc.                           8,500      212
* NetIQ Corp.                                       15,952      211
* Altiris, Inc.                                      7,600      210
* TriQuint Semiconductor, Inc.                      37,741      206
* Advanced Digital
                  Information Corp.                 21,100      205
* Sapient Corp.                                     33,813      203
* SafeNet, Inc.                                      7,322      203
* PLX Technology, Inc.                              11,550      199
* Jupitermedia Corp.                                14,000      198
* Hutchinson Technology, Inc.                        8,000      197
* ScanSource, Inc.                                   3,300      196
* Intermagnetics General Corp.                       5,632      192
  Syntel, Inc.                                      11,550      191
* Borland Software Corp.                            22,440      191
* Pixelworks, Inc.                                  12,400      190
* Digitas Inc.                                      17,071      188
* Checkpoint Systems, Inc.                          10,500      188
* Corvis Corp.                                     131,749      186
* Tessera Technologies, Inc.                        10,221      184
* Xybernaut Corp.                                  109,400      183
  Cubic Corp.                                        8,700      182
* ViaSat, Inc.                                       7,275      182
* Extreme Networks, Inc.                            32,790      181
  Inter-Tel, Inc.                                    7,200      180
* Informatica Corp.                                 23,362      178
* j2 Global Communications, Inc.                     6,404      178
* Group 1 Software, Inc.                             7,673      176
* Inet Technologies, Inc.                           14,100      176
* Newport Corp.                                     10,860      176
* Magma Design Automation, Inc.                      9,100      175
* Mercury Computer Systems, Inc.                     7,000      174
* McDATA Corp. Class A                              31,970      172
* Carrier Access Corp.                              14,400      172
* Infonet Services Corp.                            96,314      169
* Exar Corp.                                        11,271      165
* Harmonic, Inc.                                    19,388      165
* Opsware, Inc.                                     20,600      163
* SonicWALL, Inc.                                   18,956      163
  Methode Electronics, Inc. Class A                 12,349      160
* Plexus Corp.                                      11,804      159
* RadiSys Corp.                                      8,578      159
* Standard Microsystem Corp.                         6,600      154

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Ariba, Inc.                                       76,276      151
  EDO Corp.                                          6,200      150
* Cray Inc.                                         22,083      146
* Lexar Media, Inc.                                 21,878      146
* Micromuse Inc.                                    21,824      146
* Ciber, Inc.                                       17,726      146
* Packeteer, Inc.                                    8,914      144
  Bel Fuse, Inc. Class A                             4,000      144
* Keynote Systems Inc.                              10,405      143
* ESS Technology, Inc.                              13,300      142
  Agilysys, Inc.                                    10,300      142
* Tyler Technologies, Inc.                          15,000      142
* Verity, Inc.                                      10,451      141
* Actuate Software Corp.                            35,700      141
* MicroStrategy Inc.                                 3,300      141
* Cirrus Logic                                      23,261      140
* FalconStor Software, Inc.                         17,940      138
* Avanex Corp.                                      35,539      138
  Park Electrochemical Corp.                         5,432      137
* Ulticom, Inc.                                     11,649      136
* Actel Corp.                                        7,300      135
* Dot Hill Systems Corp.                            11,989      134
* Daktronics, Inc.                                   5,359      134
* Remec, Inc.                                       21,150      134
* Kopin Corp.                                       26,000      133
* Lawson Software Inc.                              18,700      132
* Pinnacle Systems, Inc.                            18,443      132
* Ixia                                              13,350      131
* Mindspeed Technologies, Inc.                      26,477      131
* Secure Computing Corp.                            11,200      130
* Safeguard Scientifics, Inc.                       56,518      130
* Bell Microproducts Inc.                           16,000      129
* Virage Logic Corp.                                14,200      129
* ANADIGICS, Inc.                                   24,900      128
* SeaChange International, Inc.                      7,582      128
* Mapics Inc.                                       12,052      127
* Mechanical Technology Inc.                        21,115      126
* Agile Software Corp.                              14,396      126
* Identix, Inc.                                     16,800      125
* Echelon Corp.                                     11,200      125
* InterVoice, Inc.                                  10,888      125
* American Power Technology, Inc.                    9,972      124
* webMethods, Inc.                                  14,477      124
* Xicor, Inc.                                        8,100      123
* Quantum Corp.                                     39,500      122
* Pegasystems Inc.                                  13,900      122
* Finisar Corp.                                     61,275      121
* Enterasys Networks, Inc.                          57,494      121
* Synaptics Inc.                                     6,327      121
* Anaren, Inc.                                       7,400      121
  Lowrance Electronics, Inc.                         3,857      119
* Hifn, Inc.                                         9,967      119
* eCollege.com Inc.                                  7,400      118
* MIPS Technologies, Inc.                           19,346      118
* IPIX Corp.                                         8,424      118
* Vignette Corp.                                    70,698      117
* QAD Inc.                                          11,020      117
* MRV Communications Inc.                           42,388      116
* PDF Solutions, Inc.                               13,700      116
* Stellent Inc.                                     13,512      115
* Pericom Semiconductor Corp.                       10,700      115
* SBS Technologies, Inc.                             7,090      114
* I.D. Systems, Inc.                                 7,500      113
* Zix Corp.                                         14,200      113
* ManTech International Corp.                        6,000      113
* Interwoven, Inc.                                  11,047      112
* Dynamics Research Corp.                            6,200      112
* AuthentiDate Holding Corp.                        10,198      111
* BindView Development Corp.                        31,800      111
* Sykes Enterprises, Inc.                           14,700      111
* ChipPAC, Inc.                                     17,700      111
* Sirenza Microdevices, Inc.                        26,400      111
* InterVideo Inc.                                    8,550      111
* Drexler Technology Corp.                           8,100      108
* Integrated Silicon Solution, Inc.                  8,800      107
* Excel Technology, Inc.                             3,200      106
* Online Resources Corp.                            15,596      106
* JDA Software Group, Inc.                           7,994      105
* Concurrent Computer Corp.                         52,400      104
* MatrixOne, Inc.                                   14,978      103
* SiRF Technology Holdings, Inc.                     7,900      103
* Captiva Software Corp.                            10,600      103
* Gerber Scientific, Inc.                           14,500      102
* Tumbleweed
                  Communications Corp.              23,663      101
* Ceva, Inc.                                        12,734      101
* E.piphany Inc.                                    20,647      100
* Datastream Systems, Inc.                          15,270       99
* MRO Software Inc.                                  7,250       99
* EMS Technologies, Inc.                             5,000       97
* InFocus Corp.                                     11,300       96
* Interlink Electronics Inc.                         9,801       96
* Genesis Microchip Inc.                             6,930       95
* Equinix, Inc.                                      2,758       94
* Retek Inc.                                        15,112       93
* Alliance Semiconductor Corp.                      15,500       92
* Covansys Corp.                                     8,900       92
* Embarcadero Technologies, Inc.                     7,378       91
* Intraware, Inc.                                   50,648       91
* ScanSoft, Inc.                                    18,360       91
* LCC International, Inc. Class A                   18,500       91
* PEC Solutions, Inc.                                7,582       90
  Talx Corp.                                         3,700       90
* Fargo Electronics                                  8,136       90

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Concur Technologies, Inc.                          8,400       90
* Planar Systems, Inc.                               6,700       90
* Visual Networks, Inc.                             29,500       89
* Zhone Technologies                                22,704       89
* Overland Storage, Inc.                             6,644       88
* QuickLogic Corp.                                  25,100       88
* SPSS, Inc.                                         4,860       87
* SeeBeyond Technology Corp.                        23,158       87
* Zomax Inc.                                        23,085       87
* The TriZetto Group, Inc.                          12,912       87
* Aspen Technologies, Inc.                          11,900       86
* Transmeta Corp.                                   39,185       86
* Comtech Telecommunications
                  Corp.                              3,800       86
* Corio, Inc.                                       39,400       85
* Artisan Components, Inc.                           3,300       85
* Westell Technologies, Inc.                        16,500       84
  Iomega Corp.                                      14,980       84
* Herley Industries Inc.                             4,261       83
* IXYS Corp.                                        10,513       83
* Universal Display Corp.                            7,700       83
* Blue Coat Systems, Inc.                            2,467       83
* Computer Horizons Corp.                           20,700       83
* Netegrity, Inc.                                    9,750       82
* Oplink Communications, Inc.                       42,485       82
* White Electronic Designs Corp.                    15,500       81
* Bioveris Corp.                                     9,700       81
* TranSwitch Corp.                                  45,400       80
* Entrust, Inc.                                     17,624       79
* VA Software Corp.                                 32,369       79
* Captaris Inc.                                     12,100       78
* Immersion Corp.                                   16,359       78
* At Road, Inc.                                     10,200       78
* OSI Systems Inc.                                   3,900       78
* Docucorp International, Inc.                       8,861       78
* SupportSoft, Inc.                                  8,940       78
* NMS Communications Corp.                          10,400       77
* NETGEAR, Inc.                                      7,100       76
* Ramtron International Corp.                       16,820       76
* Answerthink Consulting
                  Group, Inc.                       13,200       76
* MSC Software Corp.                                 8,403       75
* Mobius Management
                  Systems, Inc.                     12,175       75
* Telular Corp.                                     10,375       75
* Witness Systems, Inc.                              6,000       73
* EPIQ Systems, Inc.                                 4,969       72
* OPNET Technologies, Inc.                           5,500       72
* Glenayre Technologies, Inc.                       31,000       71
* Vyyo Inc.                                         10,800       70
* PC-Tel, Inc.                                       5,900       70
* Manugistics Group, Inc.                           21,005       69
* Applix, Inc.                                      15,800       68
* iGATE Corp.                                       17,107       68
* II-VI, Inc.                                        2,200       67
* TippingPoint Technologies Inc.                     2,654       67
* Chordiant Software, Inc.                          14,700       67
* Stratasys, Inc.                                    2,700       67
* Superconductor Technologies Inc.                  54,154       67
* Merix Corp.                                        5,700       65
* WJ Communications, Inc.                           18,200       64
* Merge Technologies, Inc.                           4,400       64
* Bottomline Technologies, Inc.                      6,100       64
* Extended Systems Inc.                             12,700       63
* WatchGuard Technologies, Inc.                      8,700       63
* Atheros Communications                             5,955       63
* Paradyne Networks, Inc.                           11,200       62
* Stratex Networks, Inc.                            20,700       61
* Micro Linear Corp.                                10,500       60
* Alanco Technologies, Inc.                         38,786       60
* Komag, Inc.                                        4,273       60
* Wave Systems Corp.                                45,900       60
* Digi International, Inc.                           5,500       59
* Concord Communications, Inc.                       5,100       58
* Art Technology Group, Inc.                        48,350       58
* Supertex, Inc.                                     3,456       56
* ePlus Inc.                                         5,300       56
* Phoenix Technologies Ltd.                          8,070       56
  SS&C Technologies, Inc.                            3,000       56
* Verso Technologies, Inc.                          31,494       55
* NYFIX, Inc.                                       11,250       55
* The SCO Group, Inc.                                9,275       54
* Sumtotal Systems Inc.                              8,237       54
* PalmSource, Inc.                                   3,098       53
* ActivCard Corp.                                    7,200       52
* Clarus Corp.                                       4,500       52
* Computer Task Group, Inc.                         12,800       51
* SYNNEX Corp.                                       3,200       50
* 3D Systems Corp.                                   4,304       49
* Marimba, Inc.                                      5,807       47
* All American Semiconductor, Inc.                   5,000       47
* Lionbridge Technologies, Inc.                      5,991       46
* Net2Phone, Inc.                                   10,100       46
* Computer Network
                  Technology Corp.                   7,582       45
* Nu Horizons Electronics Corp.                      5,022       45
* Intellisync Corp.                                 15,500       44
* Avici Systems Inc.                                 3,390       44
* Optical Communication
                  Products, Inc.                    17,900       44
* Norstan, Inc.                                     14,700       44
* WorldGate Communications, Inc.                    20,700       43
  Integral Systems, Inc.                             2,660       43
* Open Solutions Inc.                                1,700       42

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* NASSDA Corp.                                      10,000       41
* Click Commerce, Inc.                               7,320       41
* Tripath Technology Inc.                           12,700       41
* Aether Systems, Inc.                              11,886       41
  TSR, Inc.                                          6,187       40
* Sipex Corp.                                        7,000       40
* Nuance Communications Inc.                         8,700       40
  BEI Technologies, Inc.                             1,400       40
* On2 Technologies, Inc.                            57,400       40
* Selectica, Inc.                                    8,300       39
* COMARCO, Inc.                                      5,500       39
* Niku Corp.                                         3,380       38
* Netopia, Inc.                                      5,800       38
* KVH Industries, Inc.                               3,000       38
* SimpleTech, Inc.                                  11,100       38
* Radiant Systems, Inc.                              8,050       38
* Monolithic System
                  Technology, Inc.                   5,000       38
* Kana Software, Inc.                               15,655       37
* Neoware Systems, Inc.                              4,405       36
* Technology Solutions Co.                          31,750       34
  Sunrise Telecom Inc.                              13,100       34
* Cherokee International Corp.                       2,969       34
* Mobility Electronics, Inc.                         4,000       34
* MTI Technology Corp.                              18,000       33
* Numerex Corp.                                      7,100       33
* Interactive Intelligence Inc.                      5,300       32
* Versant Corp.                                     24,000       31
* BroadVision, Inc.                                  7,299       31
* Verisity Ltd.                                      5,000       30
* SteelCloud Inc.                                   10,800       29
* Roxio, Inc.                                        5,796       28
* Centillium Communications, Inc.                    7,420       28
* SCM Microsystems, Inc.                             4,300       28
* Aware, Inc.                                        7,000       28
* OpenTV Corp.                                      13,070       27
* Three-Five Systems, Inc.                           5,300       27
* ONYX Software Corp.                                6,329       26
* Forgent Networks, Inc.                            19,200       26
* Crossroads Systems, Inc.                          14,500       25
* Digimarc Corp.                                     1,900       25
* Trident Microsystems, Inc.                         2,250       25
* Redback Networks Inc.                              3,921       25
  Sypris Solutions, Inc.                             1,300       25
  Celeritek, Inc.                                    6,300       24
* Loudeye Corp.                                     15,312       24
* Plumtree Software, Inc.                            6,400       24
* Centra Software, Inc.                             10,588       24
* MetaSolv, Inc.                                     8,300       24
* Inforte Corp.                                      2,284       23
* Vitria Technology, Inc.                            7,325       22
* SAVVIS Communications Corp.                       16,280       22
* Internet Capital Group Inc.                        2,850       22
* Ebix, Inc.                                         1,575       22
* Argonaut Technologies Inc.                        16,400       22
* DigitalNet Holdings, Inc.                          1,000       20
* Analysts International Corp.                       6,500       20
* Viewpoint Corp.                                    9,997       20
* CompuCom Systems, Inc.                             4,300       20
* Primus Knowledge
                  Solutions, Inc.                   10,400       19
* AXT, Inc.                                          9,500       19
* NetManage, Inc.                                    2,378       19
* Tier Technologies, Inc.                            1,900       19
* Network Engines, Inc.                              6,700       18
* Lantronix, Inc.                                   14,000       18
* Braun Consulting, Inc.                             9,700       17
* Omtool, Ltd.                                       1,714       17
* VIA NET.WORKS, Inc.                               20,572       16
* LightPath Technologies, Inc.
                  Class A                            2,625       16
* Applied Digital Solutions, Inc.                    6,030       15
* Vastera, Inc.                                      4,900       15
* Staktek Holdings Inc.                              2,721       14
* Astea International, Inc.                          1,600       14
* Critical Path, Inc.                               10,225       14
* NaviSite, Inc.                                     3,542       14
* Leadis Technology Inc.                             1,000       13
* Digital Lightwave, Inc.                            7,700       13
* Larscom Inc.                                       2,715       12
* PowerDsine Ltd.                                    1,000       12
* Catapult Communications Corp.                        521       12
* Diodes Inc.                                          500       12
* ACT Teleconferencing, Inc.                         4,600       12
* eLoyalty Corp.                                     1,835       12
* Interland, Inc.                                    4,020       11
* Stratos International Inc.                         2,034       11
* BSQUARE Corp.                                     11,000       11
* Ezenia!, Inc.                                     16,700       11
* The A Consulting Team, Inc.                        1,500       11
* Blue Martini Software, Inc.                        2,433       11
* Quovadx, Inc.                                      8,862       11
* Cosine Communications, Inc.                        2,446       10
* Saba Software, Inc.                                2,714       10
* Terremark Worldwide, Inc.                         11,600       10
* I-many, Inc.                                       8,200       10
  Net Perceptions, Inc.                             12,800        9
* Insightful Corp.                                   3,800        8
* Network Equipment
                  Technologies, Inc.                 1,000        8
* ACE Corp.                                          3,252        8
* Callidus Software Inc.                             1,500        8
* NetSolve, Inc.                                       700        7
* TechTeam Global, Inc.                                700        6

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE^
BALANCED INDEX FUND                                 SHARES    (000)
-------------------------------------------------------------------
* Apropos Technology, Inc.                           1,500        6
* ImageWare Systems, Inc.                            2,100        6
* Datalink Corp.                                     1,605        5
* GraphOn Corp.                                     10,000        5
* Axeda Systems Inc.                                 4,700        5
* Storage Computer Corp.                            16,000        5
* M-WAVE, Inc.                                       3,800        5
  Dynabazaar, Inc.                                  14,640        4
* Merisel, Inc.                                        880        4
* NetScout Systems, Inc.                               600        4
* Artisoft, Inc.                                     1,550        3
* Salesforce.com, Inc.                                 200        3
* Versata, Inc.                                      1,576        3
* Ampex Corp. Class A                                1,535        3
* DSL.Net, Inc.                                      8,700        3
* Channell Commercial Corp.                            600        3
* ePresence, Inc.                                   16,900        2
* Network-1 Security Solutions, Inc.                 4,400        2
* Navidec, Inc.                                        956        1
* GoAmerica, Inc.                                    1,450        1
* Pemstar Inc.                                         500        1
* Universal Access Global
                  Holdings Inc.                        972        1
* Cogent Communications
                  Group, Inc.                        3,647        1
* eGain Communications Corp.                         1,010        1
* Convera Corp.                                        400        1
* Covad Communications
                  Group, Inc.                          317        1
* Amtech Systems, Inc.                                 100       --
* NexPrise, Inc.                                       366       --
* Segue Software, Inc.                                 100       --
* MicroStrategy Inc.
                  Warrants Exp. 6/24/2007            1,297       --
* Media 100 Inc.                                     6,149       --
* ProcureNet, Inc.                                   6,800       --
                                                          ---------
                                                            553,789
                                                          ---------
UTILITIES (3.8%)
  Verizon Communications Inc.                      788,264   28,527
  SBC Communications Inc.                          942,378   22,853
* Comcast Corp. Class A                            575,919   16,143
  BellSouth Corp.                                  521,943   13,685
* AT&T Wireless Services Inc.                      776,099   11,114
* Nextel Communications, Inc.                      305,697    8,150
  Sprint Corp.                                     379,609    6,681
  Exelon Corp.                                     188,112    6,262
  Southern Co.                                     209,888    6,118
  Dominion Resources, Inc.                          92,851    5,857
  Duke Energy Corp.                                260,283    5,281
* Cox Communications, Inc.
                     Class A                       168,727    4,689
  ALLTEL Corp.                                      87,659    4,437
  TXU Corp.                                         92,072    3,730
  Entergy Corp.                                     65,515    3,669
  American Electric
                     Power Co., Inc.               112,530    3,601
  FirstEnergy Corp.                                 93,812    3,510
  FPL Group, Inc.                                   52,528    3,359
  AT&T Corp.                                       225,894    3,305
* PG&E Corp.                                       113,409    3,169
  Progress Energy, Inc.                             70,163    3,091
  Consolidated Edison Inc.                          68,569    2,726
  Public Service Enterprise
                     Group, Inc.                    67,330    2,695
  Edison International                              92,675    2,370
  PPL Corp.                                         50,536    2,320
  Sempra Energy                                     65,710    2,262
  Ameren Corp.                                      51,962    2,232
  Kinder Morgan, Inc.                               35,322    2,094
  DTE Energy Co.                                    49,420    2,003
  Cinergy Corp.                                     51,551    1,959
  Xcel Energy, Inc.                                113,626    1,899
  Constellation Energy Group, Inc.                  48,439    1,836
* Qwest Communications
                     International Inc.            510,598    1,833
* AES Corp.                                        181,268    1,800
* Comcast Corp. Special Class A                     64,798    1,789
  KeySpan Corp.                                     46,016    1,689
  NiSource, Inc.                                    75,879    1,565
* NTL Inc.                                          24,311    1,401
* Cablevision Systems NY Group
                     Class A                        63,066    1,239
  CenturyTel, Inc.                                  39,525    1,187
  Telephone & Data Systems, Inc.                    16,383    1,166
  SCANA Corp.                                       31,824    1,157
  Wisconsin Energy Corp.                            34,086    1,112
  Pinnacle West Capital Corp.                       26,209    1,059
  CenterPoint Energy Inc.                           88,414    1,017
  Energy East Corp.                                 41,894    1,016
* Citizens Communications Co.                       82,180      994
* U.S. Cellular Corp.                               24,875      959
  Questar Corp.                                     23,854      922
  Pepco Holdings, Inc.                              49,164      899
* Nextel Partners, Inc.                             52,399      834
  Alliant Energy Corp.                              31,691      827
  MDU Resources Group, Inc.                         33,581      807
* UnitedGlobalCom Inc. Class A                     110,792      804
  NSTAR                                             15,249      730
  Northeast Utilities                               36,594      712
  DPL Inc.                                          36,271      704
* Western Wireless Corp. Class A                    24,265      702
* Level 3 Communications, Inc.                     195,820      695
  TECO Energy, Inc.                                 54,554      654
  ONEOK, Inc.                                       29,394      646

--------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
BALANCED INDEX FUND                                 SHARES     (000)
--------------------------------------------------------------------
  Western Gas Resources, Inc.                       19,644       638
  OGE Energy Corp.                                  24,980       636
  Great Plains Energy, Inc.                         21,162       629
  Puget Energy, Inc.                                28,309       620
  Hawaiian Electric Industries Inc.                 22,904       598
  National Fuel Gas Co.                             23,443       586
* Allegheny Energy, Inc.                            36,548       563
  Vectren Corp.                                     21,604       542
  AGL Resources Inc.                                18,629       541
  Aqua America, Inc.                                26,498       531
* Kinder Morgan Management, LLC                     13,921       512
  Energen Corp.                                     10,441       501
  WPS Resources Corp.                               10,621       492
  Westar Energy, Inc.                               24,484       487
  Piedmont Natural Gas, Inc.                        11,000       470
  UGI Corp. Holding Co.                             14,500       465
  Peoples Energy Corp.                              10,746       453
* Southern Union Co.                                21,094       445
* CMS Energy Corp.                                  47,076       430
  NICOR Inc.                                        12,634       429
  Duquesne Light Holdings, Inc.                     21,753       420
  WGL Holdings Inc.                                 13,924       400
* Southwestern Energy Co.                           13,800       396
  Atmos Energy Corp.                                14,936       382
  PNM Resources Inc.                                17,504       364
  New Jersey Resources Corp.                         8,000       333
* Commonwealth Telephone
                     Enterprises, Inc.               6,999       313
* Cincinnati Bell Inc.                              70,440       313
  IDACORP, Inc.                                     11,100       300
  Black Hills Corp.                                  9,115       287
  Northwest Natural Gas Co.                          9,350       285
  UniSource Energy Corp.                            10,500       261
* Price Communications Corp.                        17,640       260
  Avista Corp.                                      14,100       260
* PTEK Holdings, Inc.                               21,800       251
* Sierra Pacific Resources                          32,458       250
* Centennial Communications
                     Corp. Class A                  34,100       244
  Cleco Corp.                                       13,116       236
  CH Energy Group, Inc.                              4,900       228
  Southwest Gas Corp.                                9,427       227
* El Paso Electric Co.                              13,321       206
  UIL Holdings Corp.                                 4,200       204
* Mediacom Communications Corp.                     24,880       195
* Aquila, Inc.                                      54,121       193
  Otter Tail Corp.                                   7,168       193
  South Jersey Industries, Inc.                      4,200       185
  MGE Energy, Inc.                                   5,200       170
  The Laclede Group, Inc.                            5,800       159
  Atlantic Tele-Network, Inc.                        4,680       150
* UbiquiTel Inc.                                    34,400       145
  NUI Corp.                                          9,900       145
  Empire District Electric Co.                       7,000       141
  Cascade Natural Gas Corp.                          6,357       140
* General Communication, Inc.                       16,615       132
  California Water Service Group                     4,713       130
  Central Vermont Public
                     Service Corp.                   6,300       129
* Primus Telecommunications
                     Group, Inc.                    25,300       129
  Surewest Communications                            4,000       126
* IDT Corp. Class B                                  6,800       125
* Alamosa Holdings, Inc.                            17,000       125
* Talk America Holdings, Inc.                       15,749       121
  American States Water Co.                          4,950       115
  SJW Corp.                                          3,300       112
* Dobson Communications Corp.                       33,301       109
  Middlesex Water Co.                                5,600       109
  Connecticut Water Services, Inc.                   3,675        94
  Green Mountain Power Corp.                         3,300        86
* Global Crossing Ltd.                               5,300        83
* Triton PCS, Inc.                                  16,400        72
  D&E Communications, Inc.                           5,057        68
  Maine & Maritimes Corp.                            2,000        64
* Hector Communications Corp.                        3,000        62
* Time Warner Telecom Inc.                          13,629        57
* Z-Tel Technologies, Inc.                          37,580        51
* Boston Communications
                     Group, Inc.                     4,600        47
* Pac-West Telecom, Inc.                            31,681        35
  North Pittsburgh Systems, Inc.                     1,700        34
  CT Communications, Inc.                            2,000        30
* Energy West Inc.                                   4,000        27
* Intrado Inc.                                       1,500        24
* McLeod USA Inc.                                   48,093        23
* Covista Communications, Inc.                       8,805        23
* IDT Corp.                                            800        14
  EnergySouth, Inc.                                    276        11
  Hickory Tech Corp.                                   500         5
* Hungarian Telephone and
                     Cable Corp.                       500         5
* BayCorp Holdings, Ltd.                               382         5
* RCN Corp.                                         30,842         4
* FiberNet Telecom Group, Inc.                          40        --
                                                          ----------
                                                              43,736
                                                          ----------
OTHER (2.7%)
  General Electric Co.                           2,965,533    96,083
* Berkshire Hathaway Inc.
                       Class A                         326    28,998
  3M Co.                                           222,540    20,031
  Honeywell International Inc.                     244,488     8,956
  Fortune Brands, Inc.                              41,574     3,136
  Johnson Controls, Inc.                            54,052     2,885

----------------------------------------------------------------------
                                                                MARKET
                                                                VALUE^
BALANCED INDEX FUND                                 SHARES       (000)
----------------------------------------------------------------------
  Eaton Corp.                                       42,814       2,772
  Textron, Inc.                                     39,127       2,322
  ITT Industries, Inc.                              26,409       2,192
  Brunswick Corp.                                   27,008       1,102
  Hillenbrand Industries, Inc.                      17,813       1,077
  SPX Corp.                                         21,771       1,011
  Allete, Inc.                                      25,180         838
  Wesco Financial Corp.                              2,030         735
  Teleflex Inc.                                     11,539         579
  Carlisle Co., Inc.                                 8,906         554
  Trinity Industries, Inc.                          13,459         428
  Lancaster Colony Corp.                            10,221         426
* Global Signal, Inc.                               12,700         279
* McDermott International, Inc.                     20,100         204
* Sequa Corp. Class A                                3,256         190
  Walter Industries, Inc.                           13,300         181
  GenCorp, Inc.                                     13,100         175
* United Capital Corp.                               5,700          97
* Xanser Corp.                                      36,984          91
  Kaman Corp. Class A                                6,251          87
* GP Strategies Corp.                                7,900          52
* Berkshire Hathaway Inc. Class B                       12          35
* Foster Wheeler Ltd.                               20,900          29
  Raven Industries, Inc.                               600          21
* Adesa, Inc.                                          400          10
                                                          ------------
                                                               175,576
                                                          ------------
----------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $3,262,946)                                           3,902,033
----------------------------------------------------------------------


                                               FACE        MARKET
                                             AMOUNT        VALUE^
                                              (000)         (000)
-----------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (27.1%)
-----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (9.3%)

U.S. TREASURY BONDS
10.375%, 11/15/2007                           4,000         4,888
12.00%, 8/15/2013                             4,000         5,280
13.25%, 5/15/2014                             2,000         2,831
11.75%, 11/15/2014                            2,000         2,746
11.25%, 2/15/2015                             2,275         3,510
9.875%, 11/15/2015                            1,075         1,548
9.25%, 2/15/2016                              4,200         5,831
7.50%, 11/15/2016                            15,400        18,981
8.75%, 5/15/2017                                525           712
8.875%, 8/15/2017                            14,300        19,595
9.125%, 5/15/2018                             1,075         1,509
8.875%, 2/15/2019                            23,600        32,664
8.125%, 8/15/2019                             1,380         1,807
8.50%, 2/15/2020                              4,205         5,691
8.75%, 5/15/2020                              5,025         6,949
8.75%, 8/15/2020                              1,675         2,320
7.875%, 2/15/2021                             6,700         8,647
8.125%, 5/15/2021                               325           429
8.125%, 8/15/2021                             7,675        10,153
8.00%, 11/15/2021                             1,120         1,468
7.625%, 11/15/2022                           22,350        28,427
6.75%, 8/15/2026                              6,860         8,064
6.625%, 2/15/2027                             4,695         5,450
6.375%, 8/15/2027                             6,365         7,186
5.50%, 8/15/2028                              4,025         4,078
U.S. TREASURY NOTES
6.50%, 8/15/2005                              7,050         7,386
2.00%, 8/31/2005                              5,525         5,512
1.875%, 11/30/2005                           34,775        34,536
1.875%, 12/31/2005                           34,225        33,942
1.875%, 1/31/2006                             7,100         7,033
1.625%, 2/28/2006                            22,925        22,592
4.625%, 5/15/2006                            12,100        12,531
6.875%, 5/15/2006                            22,835        24,583
7.00%, 7/15/2006                             32,425        35,141
6.50%, 10/15/2006                            21,375        23,082
6.625%, 5/15/2007                            18,275        20,017
6.125%, 8/15/2007                             8,075         8,763
5.625%, 5/15/2008                            33,510        36,081
3.125%, 9/15/2008                               900           883
3.125%, 10/15/2008                           18,825        18,452
4.75%, 11/15/2008                             3,600         3,761
3.375%, 12/15/2008                           13,700        13,529
3.25%, 1/15/2009                              4,225         4,144
6.00%, 8/15/2009                             32,135        35,333
6.50%, 2/15/2010                                550           620
5.75%, 8/15/2010                                975         1,063
5.00%, 2/15/2011                                975         1,021
5.00%, 8/15/2011                              1,425         1,488
4.875%, 2/15/2012                            35,170        36,330
4.375%, 8/15/2012                            26,100        25,990
                                                   --------------
                                                          604,577
                                                   --------------
AGENCY BONDS AND NOTES (4.3%)

FEDERAL HOME LOAN BANK+
3.25%, 8/15/2005                              5,500         5,556
5.125%, 3/6/2006                             12,500        12,970
1.875%, 6/15/2006                             1,500         1,468
2.875%, 9/15/2006                             2,500         2,484
6.50%, 8/15/2007                              3,500         3,799
5.80%, 9/2/2008                               1,500         1,602
5.865%, 9/2/2008                              1,300         1,391
3.625%, 11/14/2008                            2,500         2,455
7.625%, 5/14/2010                             8,800        10,190
5.75%, 5/15/2012                              8,675         9,136
4.50%, 9/16/2013                              1,300         1,242
FEDERAL HOME LOAN MORTGAGE CORP.+
7.00%, 7/15/2005                              3,225         3,380
4.00%, 6/12/2006                              1,825         1,661
5.50%, 7/15/2006                              5,850         6,131

--------------------------------------------------------------------------------
                                                    FACE                  MARKET
                                                  AMOUNT                  VALUE^
                                                   (000)                   (000)
--------------------------------------------------------------------------------
4.875%, 3/15/2007                                 15,000                  15,575
5.75%, 4/15/2008                                   6,500                   6,936
5.75%, 3/15/2009                                  14,000                  14,900
6.625%, 9/15/2009                                  4,650                   5,138
7.00%, 3/15/2010                                   4,000                   4,498
6.875%, 9/15/2010                                  3,125                   3,511
5.875%, 3/21/2011                                  2,000                   2,104
6.00%, 6/15/2011                                   2,750                   2,950
5.50%, 9/15/2011                                   1,800                   1,877
5.75%, 1/15/2012                                   9,925                  10,467
5.125%, 7/15/2012                                  8,400                   8,493
4.50%, 1/15/2013                                   5,000                   4,812
4.50%, 7/15/2013                                   1,500                   1,434
Federal National Mortgage Assn.+
7.00%, 7/15/2005                                  22,000                  23,058
5.50%, 2/15/2006                                  11,125                  11,604
5.25%, 6/15/2006                                   8,000                   8,340
5.00%, 1/15/2007                                   2,500                   2,603
7.125%, 3/15/2007                                  2,000                   2,192
6.625%, 10/15/2007                                 6,500                   7,096
5.75%, 2/15/2008                                   3,250                   3,461
6.00%, 5/15/2008                                   6,000                   6,453
7.25%, 1/15/2010                                   6,720                   7,642
6.625%, 11/15/2010                                 1,650                   1,831
6.25%, 2/1/2011                                    1,425                   1,531
6.00%, 5/15/2011                                   7,300                   7,835
5.375%, 11/15/2011                                 1,925                   1,990
6.125%, 3/15/2012                                 18,450                  19,865
4.625%, 5/1/2013                                     700                     662
4.625%, 10/15/2013                                 2,500                   2,408
5.125%, 1/2/2014                                     975                     948
7.125%, 1/15/2030                                  1,800                   2,093
7.25%, 5/15/2030                                   4,200                   4,957
6.625%, 11/15/2030                                 1,850                   2,035
Private Export Funding Corp.
  (U.S. Government Guaranteed)
7.20%, 1/15/2010 6,900 7,828
State of Israel
  (U.S. Government Guaranteed)
5.50%, 9/18/2023                                     500                     497
5.50%, 12/4/2023                                     375                     373
5.50%, 4/26/2024                                     300                     298
Tennessee Valley Auth.+
5.375%, 11/13/2008                                 2,400                   2,523
7.125%, 5/1/2030                                   4,000                   4,655
                                                                   -------------
                                                                         280,938
                                                                   -------------
MORTGAGE-BACKED SECURITIES (13.5%)
Federal Home Loan Mortgage Corp.+
(2)   4.00%, 3/1/2008-4/1/2019                    19,582                  18,906
(2)   4.50%, 1/1/2008-9/1/2033                    56,241                  54,834
(2)   5.00%, 12/1/2007-6/1/2034                   87,359                  85,563
(2)   5.50%, 4/1/2007-3/1/2034                    65,546                  65,821
(2)   6.00%, 5/1/2005-9/1/2033                    56,623                  58,227
(2)   6.50%, 10/1/2004-11/1/2033                  27,796                  29,092
(2)   7.00%, 7/1/2004-10/1/2033                   11,077                  11,705
(2)   7.50%, 1/1/2007-1/1/2032                     2,607                   2,802
(2)   8.00%, 12/1/2007-10/1/2031                   2,237                   2,423
(2)   8.50%, 11/1/2007-5/1/2030                      300                     328
(2)   9.00%, 1/1/2005-4/1/2030                       269                     294
(2)   9.50%, 4/1/2016-4/1/2025                        80                      86
(2)   10.00%, 3/1/2017-4/1/2025                       32                      34
Federal National Mortgage Assn.+
(2)   4.00%, 8/1/2010-6/1/2019                    12,406                  11,922
(2)   4.50%, 7/1/2011-5/1/2034                    51,374                  49,884
(2)   5.00%, 9/1/2009-3/1/2034                   114,568                 112,319
(2)   5.50%, 11/1/2008-3/1/2035                  132,295                 132,327
(2)   6.00%, 10/1/2008-4/1/2034                   55,362                  56,826
(2)   6.50%, 8/1/2008-12/1/2033                   41,543                  43,386
(2)   7.00%, 10/1/2007-10/1/2033                  15,851                  16,743
(2)   7.50%, 8/1/2007-12/1/2032                    6,904                   7,395
(2)   8.00%, 7/1/2007-1/1/2031                       998                   1,080
(2)   8.50%, 10/1/2004-9/1/2030                      494                     541
(2)   9.00%, 7/1/2007-8/1/2026                        93                     101
(2)   9.50%, 4/1/2005-2/1/2025                        44                      47
(2)   10.00%, 1/1/2020-8/1/2021                        7                       7
(2)   10.50%, 8/1/2020                                 4                       5
Government National Mortgage Assn.
(2)   4.50%, 8/15/2018-9/15/2033                   3,587                   3,455
(2)   5.00%, 3/1/2018-3/1/2035                    19,792                  19,324
(2)   5.50%, 6/15/2018-5/15/2034                  34,972                  35,020
(2)   6.00%, 3/15/2009-3/15/2034                  24,328                  24,988
(2)   6.50%, 9/15/2008-3/1/2035                   16,171                  16,924
(2)   7.00%, 5/15/2008-8/15/2032                  11,832                  12,584
(2)   7.50%, 5/15/2008-3/15/2032                   3,689                   3,973
(2)   8.00%, 9/15/2009-3/15/2032                   2,094                   2,294
(2)   8.50%, 3/15/2017-7/15/2030                     372                     410
(2)   9.00%, 6/15/2016-2/15/2030                     305                     339
(2)   9.50%, 9/15/2018-8/15/2030                      93                     104
(2)   10.00%, 10/15/2017-12/15/2020                   22                      24
(2)   10.50%, 9/15/2019                                4                       5
(2)   11.00%, 7/15/2013-12/15/2015                     7                       7
                                                                   -------------
                                                                         882,149
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (COST $1,765,902)                                                     1,767,664
--------------------------------------------------------------------------------
CORPORATE BONDS (11.3%)
--------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (2.4%)
American Express Credit Account Master Trust
(2)(5) 1.369%, 11/17/2008                         13,200                  13,234
BA Master Credit Card Trust
(2)(5) 1.359%, 6/15/2008                           1,800                   1,804

----------------------------------------------------------------------
                                                    FACE        MARKET
                                                  AMOUNT        VALUE^
BALANCED INDEX FUND                                (000)         (000)
----------------------------------------------------------------------
Bank of America
Mortgage Securities
(2) 4.654%, 6/25/2032                                112           112
Bear Stearns Commercial
Mortgage Securities, Inc.
(2) 5.61%, 11/15/2033                              4,000         4,146
California Infrastructure &
Econ. Dev. Bank Special
Purpose Trust PG&E-1
(2) 6.42%, 9/25/2008                               7,796         8,139
California Infrastructure
& Econ. Dev. Bank Special
Purpose Trust SDG&E-1
(2) 6.31%, 9/25/2008                               3,735         3,900
Carco Auto Loan Master Trust
(2)(5) 1.304%, 11/15/2006                          9,000         9,011
Centex Home Equity
(2) 4.64%, 8/25/2006                                 248           249
Chase Credit Card Master Trust
(2)(5)      1.339%, 2/15/2007                      6,000         6,002
(2)(5)      1.299%, 3/17/2008                      5,000         5,005
(2)(5)      1.379%, 6/16/2008                     12,000        12,027
Citibank Credit Card Master Trust
(2) 5.875%, 3/10/2011                              2,000         2,135
Commercial Mortgage Lease-Backed
Certificate
(2) 6.746%, 6/20/2031                                718           773
Countrywide Home Loans
(2)   4.557%, 9/19/2032                              217           217
(2)   4.145%, 5/25/2033                            2,208         2,212
Discover Card Master Trust I
(2)(5)      1.519%, 2/16/2007                      1,000         1,000
(2)(5)      1.369%, 4/16/2007                      6,000         6,002
(2)(5)      1.419%, 9/18/2007                      8,000         8,010
(2)(5)      1.419%, 11/15/2007                     2,000         2,003
First Union National Bank Commercial
Mortgage Securities
(2) 6.223%, 12/12/2033                               350           373
First USA Credit Card Master Trust
(2)(5)      1.42%, 4/17/2007                       2,000         2,000
(2)(5)      1.43%, 9/19/2008                      11,000        11,022
Ford Credit Auto Owner Trust
(2) 3.62%, 1/15/2006                                 384           385
Harley-Davidson Motorcycle Trust
(2) 4.50%, 1/15/2010                               1,000         1,020
Honda Auto Receivables Owner Trust
(2) 4.22%, 4/16/2007                               1,100         1,117
Household Credit Card Master Note
Trust I
(2)(5) 1.369%, 7/15/2008                          10,000        10,015
MBNA Credit Card Master Note Trust
(2) 4.95%, 6/15/2009                               1,700         1,765
MBNA Master Credit Card Trust
(2)(5) 1.359%, 2/15/2007                          16,000        16,004
Nissan Auto Receivables Owner Trust
(2) 4.28%, 10/16/2006                              2,200         2,237
PECO Energy Transition Trust
(2) 5.80%, 3/1/2007                                3,128         3,186
PP&L Transition Bond Co. LLC
(2) 6.96%, 12/26/2005                              5,000         5,248
PSE&G Transition Funding LLC
(2) 6.89%, 12/15/2017                              2,000         2,248
Residential Asset Securities Corp.
(2) 4.988%, 2/25/2027                                580           581
Salomon Brothers Mortgage
Securities VII
(2) 4.161%, 9/25/2033                              3,505         3,468
Target Credit Card Master Trust
(2)(5) 1.41%, 7/25/2008                            7,000         7,000
Toyota Auto Receivables
Owner Trust
(2) 2.65%, 11/15/2006                              1,246         1,250
Washington Mutual Mortgage
Pass-Through Certificates
(2)   5.435%, 2/25/2032                              167           167
(2)   5.50%, 4/26/2032                               230           231
(2)   5.55%, 4/26/2032                               109           110
World Omni Auto Receivables Trust
(2) 3.79%, 11/21/2005                                 64            64
                                                        --------------
                                                               155,472
                                                        --------------
FINANCE (3.6%)
BANKING (1.9%)
Abbey National PLC
7.95%, 10/26/2029                                  1,275         1,513
ABN AMRO Bank NV
7.125%, 6/18/2007                                  2,500         2,729
African Development Bank
3.25%, 8/1/2008                                      600           587
Asian Development Bank
4.875%, 2/5/2007                                   2,400         2,493
5.593%, 7/16/2018                                    500           511
Bank of America Corp.
3.25%, 8/15/2008                                   1,000           964
7.40%, 1/15/2011                                     500           569
4.75%, 8/15/2013                                   1,000           957
5.375%, 6/15/2014                                    225           223
5.125%, 11/15/2014                                   500           487
5.25%, 12/1/2015                                     200           192
Bank of New York Co., Inc.
3.75%, 2/15/2008                                   1,050         1,044
Bank One Corp.
7.625%, 8/1/2005                                   2,500         2,633
5.50%, 3/26/2007                                     500           525
4.125%, 9/1/2007                                   1,700         1,715
6.00%, 2/17/2009                                   1,000         1,059
7.875%, 8/1/2010                                     375           434

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Bayerische Landesbank
2.875%, 10/15/2008                        500         476
BB&T Corp.
6.50%, 8/1/2011                           250         271
4.75%, 10/1/2012                          300         289
5.20%, 12/23/2015                         475         457
BBVA-Bancomer Capital Trust I
(3) 10.50%, 2/16/2011                     725         814
BSCH Issuances Ltd.
7.625%, 9/14/2010                         400         458
Citicorp Capital II
8.015%, 2/15/2027                       1,050       1,157
Citicorp Lease Pass-Through Trust
(2)(3)7.22%, 6/15/2005                    364         377
(3) 8.04%, 12/15/2019                   1,700       1,936
Citigroup, Inc.
4.125%, 6/30/2005                       2,325       2,359
6.75%, 12/1/2005                        2,250       2,375
5.50%, 8/9/2006                           400         418
4.875%, 5/7/2015                          200         189
6.625%, 6/15/2032                       1,050       1,084
5.875%, 2/22/2033                         600         562
6.00%, 10/31/2033                         300         283
CoreStates Capital Corp.
(3) 8.00%, 12/15/2026                   1,200       1,313
Corporacion Andina de Fomento
7.375%, 1/18/2011                       1,000       1,103
5.20%, 5/21/2013                          225         217
Credit Suisse First Boston USA, Inc.
      5.75%, 4/15/2007                    475         500
      4.70%, 6/1/2009                     400         401
      6.50%, 1/15/2012                  1,600       1,711
(2)   5.125%, 1/15/2014                   250         242
      7.125%, 7/15/2032                   500         547
Deutsche Bank Financial LLC
5.375%, 3/2/2015                          550         540
European Investment Bank
3.00%, 8/15/2006                        1,100       1,106
4.875%, 9/6/2006                        2,550       2,649
7.125%, 9/18/2006                         200         217
4.625%, 3/1/2007                        3,800       3,930
2.375%, 6/15/2007                         250         243
3.00%, 6/16/2008                          875         854
3.375%, 3/16/2009                       1,375       1,337
Fifth Third Bank
3.375%, 8/15/2008                       1,200       1,172
First Union Corp.
7.50%, 4/15/2035                          250         291
Fleet Boston Financial Corp.
4.875%, 12/1/2006                       1,225       1,267
Fleet Capital Trust II
7.92%, 12/11/2026                         500         544
Fleet Financial Group, Inc.
7.125%, 4/15/2006                         500         535
6.875%, 1/15/2028                         600         655
Golden West Financial
4.125%, 8/15/2007                         700         708
HSBC Holdings PLC
7.50%, 7/15/2009                          500         566
5.25%, 12/12/2012                       1,500       1,500
Inter-American Development Bank
5.375%, 1/18/2006                         600         625
6.375%, 10/22/2007                        608         660
3.375%, 3/17/2008                         800         789
5.625%, 4/16/2009                       3,000       3,202
8.50%, 3/15/2011                          175         215
7.00%, 6/15/2025                          250         288
International Bank for Reconstruction & Development
5.00%, 3/28/2006                        1,200       1,247
4.375%, 9/28/2006                         700         721
4.125%, 8/12/2009                       3,250       3,273
J.P. Morgan Chase & Co.
5.625%, 8/15/2006                       1,000       1,046
5.25%, 5/30/2007                        3,450       3,591
3.625%, 5/1/2008                          775         762
4.50%, 11/15/2010                         400         392
6.625%, 3/15/2012                         250         270
4.875%, 3/15/2014                         700         660
5.25%, 5/1/2015                           450         431
JPM Capital Trust II
7.95%, 2/1/2027                           200         218
Key Bank NA
5.00%, 7/17/2007                          200         206
KFW International Finance, Inc.
2.50%, 10/17/2005                       2,850       2,850
5.25%, 6/28/2006                          800         835
Korea Development Bank
6.75%, 12/1/2005                        1,190       1,247
5.75%, 9/10/2013                          500         498
Marshall & Ilsley Bank
4.125%, 9/4/2007                        1,475       1,499
Mellon Capital II
7.995%, 1/15/2027                       1,250       1,380
Mellon Funding Corp.
5.00%, 12/1/2014                          250         241
Mizuho Finance (Cayman)
(3) 5.79%, 4/15/2014                      375         362
National City Bank of Indiana
4.875%, 7/20/2007                         900         930
National City Corp.
3.20%, 4/1/2008                         1,500       1,458
NationsBank Corp.
7.50%, 9/15/2006                        4,750       5,214

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
NB Capital Trust IV
8.25%, 4/15/2027                        1,000       1,122
Nordic Investment Bank
3.125%, 4/24/2008                         400         394
North Fork Bancorp
5.875%, 8/15/2012                         600         618
Oesterreich Kontrollbank
5.50%, 1/20/2006                          500         521
5.125%, 3/20/2007                         625         654
PNC Funding Corp.
5.75%, 8/1/2006                         1,000       1,046
5.25%, 11/15/2015                         250         238
Regions Financial Corp.
7.00%, 3/1/2011                         1,250       1,384
Republic New York Corp.
7.75%, 5/15/2009                          300         342
Royal Bank of Scotland Group PLC
5.00%, 11/12/2013                         250         242
7.648%, 8/31/2049                       1,525       1,711
Sanwa Bank Ltd.
8.35%, 7/15/2009                          250         285
7.40%, 6/15/2011                          525         571
Southtrust Corp.
5.80%, 6/15/2014                          300         305
Sumitomo Mitsui Banking Corp.
8.00%, 6/15/2012                          225         262
SunTrust Banks, Inc.
5.05%, 7/1/2007                         1,500       1,559
6.375%, 4/1/2011                          500         544
Swiss Bank Corp.
7.00%, 10/15/2015                         750         851
Synovus Financial Corp.
7.25%, 12/15/2005                         750         796
The Chase Manhattan Corp.
7.125%, 2/1/2007                          750         812
UFJ Finance Aruba AEC
6.75%, 7/15/2013                          350         363
Union Planters Corp.
7.75%, 3/1/2011                         1,000       1,154
UnionBanCal Corp.
5.25%, 12/16/2013                         150         147
US Bank NA
2.85%, 11/15/2006                         200         198
6.375%, 8/1/2011                          250         271
6.30%, 2/4/2014                           250         265
US Bank NA Minnesota
6.50%, 2/1/2008                         1,500       1,627
Wachovia Corp.
4.95%, 11/1/2006                        1,750       1,816
3.50%, 8/15/2008                        1,000         974
Washington Mutual Bank
6.875%, 6/15/2011                       2,050       2,286
Washington Mutual Finance Corp.
6.25%, 5/15/2006                          700         741
Wells Fargo & Co.
5.25%, 12/1/2007                        4,100       4,262
4.95%, 10/16/2013                         550         532
Zions Bancorp.
6.00%, 9/15/2015                          200         202

BROKERAGE (0.6%)
Bear Stearns Co., Inc.
5.70%, 1/15/2007                        1,700       1,787
7.80%, 8/15/2007                          800         894
4.00%, 1/31/2008                          225         225
5.70%, 11/15/2014                         750         752
4.65%, 7/2/2018                           500         441
Goldman Sachs Group, Inc.
7.625%, 8/17/2005                         600         633
4.125%, 1/15/2008                         550         552
3.875%, 1/15/2009                         425         414
6.875%, 1/15/2011                         500         548
5.70%, 9/1/2012                         2,500       2,531
5.25%, 10/15/2013                         650         630
5.15%, 1/15/2014                          600         577
5.50%, 11/15/2014                       1,350       1,326
6.125%, 2/15/2033                         500         473
6.345%, 2/15/2034                       1,125       1,057
Lehman Brothers Holdings, Inc.
6.625%, 2/5/2006                          590         624
4.00%, 1/22/2008                        1,500       1,499
7.00%, 2/1/2008                         1,500       1,641
3.60%, 3/13/2009                          500         481
4.375%, 11/30/2010                        100          97
6.625%, 1/18/2012                         600         648
4.80%, 3/13/2014                          650         609
Merrill Lynch & Co., Inc.
5.36%, 2/1/2007                           150         156
4.00%, 11/15/2007                       3,550       3,565
3.70%, 4/21/2008                          200         197
3.125%, 7/15/2008                         200         192
4.125%, 1/15/2009                         250         247
6.00%, 2/17/2009                          650         691
5.00%, 2/3/2014                           250         240
5.30%, 9/30/2015                          275         267
Morgan Stanley Dean Witter
6.10%, 4/15/2006                        1,250       1,318
6.875%, 3/1/2007                          750         811
5.80%, 4/1/2007                         2,175       2,295
3.625%, 4/1/2008                        1,000         981
3.875%, 1/15/2009                         900         877
6.75%, 4/15/2011                          500         547
6.60%, 4/1/2012                         1,000       1,079
4.75%, 4/1/2014                         2,000       1,846
7.25%, 4/1/2032                           475         530

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Salomon Smith Barney Holdings Inc.
5.875%, 3/15/2006                       3,000       3,142
6.50%, 2/15/2008                          500         541
Waddell & Reed Financial, Inc.
7.50%, 1/18/2006                          550         585

FINANCE COMPANIES (0.7%)
American Express Co.
3.75%, 11/20/2007                       1,225       1,221
American Express Credit Corp.
3.00%, 5/16/2008                        1,000         964
American General Finance Corp.
5.875%, 7/14/2006                         300         315
5.75%, 3/15/2007                        1,000       1,056
5.375%, 10/1/2012                       1,000       1,008
Capital One Bank
6.875%, 2/1/2006                          350         369
4.875%, 5/15/2008                         500         507
4.25%, 12/1/2008                          375         368
5.125%, 2/15/2014                         500         473
CIT Group, Inc.
4.125%, 2/21/2006                         550         559
2.875%, 9/29/2006                         750         739
7.375%, 4/2/2007                          800         877
4.00%, 5/8/2008                           650         645
4.75%, 12/15/2010                         550         540
7.75%, 4/2/2012                           300         342
5.00%, 2/13/2014                          325         307
Countrywide Home Loan
5.50%, 2/1/2007                         1,950       2,037
2.875%, 2/15/2007                         500         490
3.25%, 5/21/2008                        1,000         963
General Electric Capital Corp.
5.35%, 3/30/2006                        2,000       2,082
2.75%, 9/25/2006                        1,200       1,190
2.80%, 1/15/2007                        1,000         988
5.375%, 3/15/2007                       2,600       2,727
3.50%, 5/1/2008                         1,250       1,231
4.625%, 9/15/2009                       1,500       1,515
4.25%, 12/1/2010                          575         559
6.125%, 2/22/2011                       1,000       1,067
6.75%, 3/15/2032                        3,650       3,927
Household Finance Corp.
5.75%, 1/30/2007                        2,325       2,450
6.40%, 6/17/2008                        2,575       2,772
4.125%, 12/15/2008                        100          99
6.375%, 10/15/2011                        750         801
7.625%, 5/17/2032                         400         468
7.35%, 11/27/2032                         900       1,020
International Lease Finance Corp.
3.125%, 5/3/2007                          100          98
5.625%, 6/1/2007                          575         602
4.50%, 5/1/2008                           750         757
5.875%, 5/1/2013                        1,000       1,028
MBNA America Bank NA
(3) 7.75%, 9/15/2005                      575         606
5.375%, 1/15/2008                       1,000       1,037
MBNA Corp.
5.00%, 6/15/2015                          200         186
SLM Corp.
3.625%, 3/17/2008                       2,500       2,461
5.375%, 1/15/2013                         500         497
5.625%, 8/1/2033                          700         639
USA Education, Inc.
5.625%, 4/10/2007                         625         657

INSURANCE (0.3%)
ACE Ltd.
6.00%, 4/1/2007                         1,200       1,268
AEGON NV
4.75%, 6/1/2013                           775         739
Aetna, Inc./Lion Connecticut Holdings
6.97%, 8/15/2004                          100         107
Allstate Corp.
5.375%, 12/1/2006                         500         523
7.20%, 12/1/2009                        1,425       1,605
6.125%, 12/15/2032                        250         248
American General Capital II
8.50%, 7/1/2030                           700         890
American International Group, Inc.
(5) 2.875%, 11/15/2004                    275         266
Aon Capital Trust
8.205%, 1/1/2027                          200         219
Arch Capital Group Ltd.
7.35%, 5/1/2034                           375         372
Assurant, Inc.
5.625%, 2/15/2014                         100          99
6.75%, 2/15/2034                          200         199
AXA SA
8.60%, 12/15/2030                       1,125       1,384
Commerce Group, Inc.
5.95%, 12/9/2013                          175         174
Fund American Cos., Inc.
5.875%, 5/15/2013                         150         149
GE Global Insurance Holdings Corp.
6.45%, 3/1/2019                           500         514
7.00%, 2/15/2026                          175         184
7.75%, 6/15/2030                          300         342
Genworth Financial, Inc.
4.75%, 6/15/2009                          300         302
5.75%, 6/15/2014                          225         228
6.50%, 6/15/2034                          375         379

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Hartford Financial Services Group Inc.
4.625%, 7/15/2013                         400         378
Hartford Life, Inc.
7.375%, 3/1/2031                          600         682
Lincoln National Corp.
6.20%, 12/15/2011                         750         799
Loews Corp.
5.25%, 3/15/2016                          350         324
Marsh & McLennan Cos., Inc.
6.25%, 3/15/2012                          525         556
5.875%, 8/1/2033                          600         566
MetLife, Inc.
5.25%, 12/1/2006                        1,150       1,197
6.375%, 6/15/2034                         450         450
Monumental Global Funding II
(3) 6.05%, 1/19/2006                      625         655
Nationwide Life Global Funding
(3) 5.35%, 2/15/2007                      700         732
Principal Life Inc. Funding
5.10%, 4/15/2014                          475         462
Protective Life Secured Trust
3.70%, 11/24/2008                         650         636
Prudential Financial, Inc.
4.50%, 7/15/2013                          200         186
5.75%, 7/15/2033                          200         184
Safeco Capital Trust I
8.072%, 7/15/2037                         200         219
St. Paul Cos., Inc.
5.75%, 3/15/2007                          200         210
Travelers Property Casualty Corp.
3.75%, 3/15/2008                          275         271
6.375%, 3/15/2033                         250         247

REAL ESTATE INVESTMENT TRUSTS (0.1%)
Boston Properties, Inc.
6.25%, 1/15/2013                          250         261
5.625%, 4/15/2015                         275         269
EOP Operating LP
8.375%, 3/15/2006                         500         541
6.75%, 2/15/2008                          325         349
7.00%, 7/15/2011                          250         272
4.75%, 3/15/2014                          450         414
7.875%, 7/15/2031                         400         450
ERP Operating LP
6.625%, 3/15/2012                       1,000       1,084
Health Care Property Investment, Inc.
6.45%, 6/25/2012                          800         845
Health Care REIT, Inc.
6.00%, 11/15/2013                         500         495
ProLogis
5.50%, 3/1/2013                           175         174
Regency Centers LP
6.75%, 1/15/2012                          450         483
Rouse Co.
5.375%, 11/26/2013                        200         194
Simon Property Group Inc.
6.375%, 11/15/2007                        725         773
3.75%, 1/30/2009                          200         191

OTHER
Berkshire Hathaway, Inc.
3.375%, 10/15/2008                        250         242
4.20%, 12/15/2010                         400         389
4.625%, 10/15/2013                        175         167
J. Paul Getty Trust
5.875%, 10/1/2033                         250         244
                                             ------------
                                                  231,065
                                             ------------

INDUSTRIAL (4.6%)

BASIC INDUSTRY (0.3%)
Alcan, Inc.
4.50%, 5/15/2013                          575         540
5.20%, 1/15/2014                          500         492
7.25%, 3/15/2031                          250         279
6.125%, 12/15/2033                        150         145
Alcoa, Inc.
4.25%, 8/15/2007                        2,400       2,435
Aluminum Co. of America
6.75%, 1/15/2028                          500         539
Celulosa Arauco Constitution SA
8.625%, 8/15/2010                         250         291
5.125%, 7/9/2013                          500         469
Domtar, Inc.
7.875%, 10/15/2011                        150         168
Dow Chemical Co.
7.375%, 11/1/2029                       1,000       1,085
E.I. du Pont de Nemours & Co.
4.125%, 4/30/2010                       1,025       1,006
4.875%, 4/30/2014                         225         219
6.50%, 1/15/2028                          500         531
Eastman Chemical Co.
3.25%, 6/15/2008                          200         192
7.00%, 4/15/2012                          650         712
ICI Wilmington
4.375%, 12/1/2008                         375         369
Inco Ltd.
5.70%, 10/15/2015                         250         244
International Paper Co.
3.80%, 4/1/2008                           200         196
4.25%, 1/15/2009                          375         369
6.75%, 9/1/2011                           100         108
5.85%, 10/30/2012                         575         584
5.50%, 1/15/2014                          275         269
5.30%, 4/1/2015                           200         190
5.25%, 4/1/2016                           250         235

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Noranda, Inc.
7.25%, 7/15/2012                          250         262
Placer Dome, Inc.
6.45%, 10/15/2035                         250         249
Potash Corp. of Saskatchewan
7.75%, 5/31/2011                        1,000       1,142
Praxair, Inc.
6.90%, 11/1/2006                          350         378
3.95%, 6/1/2013                           750         688
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008                       1,000         938
Rohm & Haas Co.
7.85%, 7/15/2029                          600         719
Weyerhaeuser Co.
5.50%, 3/15/2005                          570         580
6.75%, 3/15/2012                        1,000       1,082
7.375%, 3/15/2032                         600         653
WMC Finance USA
5.125%, 5/15/2013                       1,000         974

CAPITAL GOODS (0.5%)
BAE Systems 2001
(3) 7.156%, 12/15/2011                    453         484
Boeing Capital Corp.
5.75%, 2/15/2007                        2,000       2,108
6.50%, 2/15/2012                          600         648
Bombardier Capital Corp.
(3) 6.125%, 6/29/2006                     340         340
Brascan Corp.
7.125%, 6/15/2012                         500         542
Caterpillar Financial Services Corp.
5.95%, 5/1/2006                           500         526
Caterpillar, Inc.
6.55%, 5/1/2011                         1,000       1,102
7.375%, 3/1/2097                          400         455
CRH America Inc.
6.95%, 3/15/2012                          450         496
6.40%, 10/15/2033                         200         200
Deere & Co.
6.95%, 4/25/2014                          900       1,012
Emerson Electric Co.
4.625%, 10/15/2012                      1,500       1,454
General Dynamics Corp.
2.125%, 5/15/2006                         250         246
3.00%, 5/15/2008                          250         241
4.25%, 5/15/2013                          400         372
5.375%, 8/15/2015                         250         250
General Electric Co.
5.00%, 2/1/2013                         1,850       1,823
Goodrich Corp.
6.45%, 12/15/2007                         500         535
Hanson PLC
5.25%, 3/15/2013                        1,000         972
Honeywell International, Inc.
5.125%, 11/1/2006                         500         520
7.50%, 3/1/2010                           500         570
6.125%, 11/1/2011                         200         213
Hutchison Whampoa International Ltd.
(3) 5.45%, 11/24/2010                     450         442
John Deere Capital Corp.
3.90%, 1/15/2008                          250         250
7.00%, 3/15/2012                        1,250       1,399
Lockheed Martin Corp.
7.70%, 6/15/2008                        1,300       1,465
8.50%, 12/1/2029                          700         877
Masco Corp.
6.75%, 3/15/2006                        1,250       1,324
6.50%, 8/15/2032                          100         102
Raytheon Co.
8.30%, 3/1/2010                           250         293
5.50%, 11/15/2012                         375         378
5.375%, 4/1/2013                          950         947
7.20%, 8/15/2027                          550         596
Republic Services, Inc.
6.75%, 8/15/2011                          775         847
Textron Financial Corp.
5.875%, 6/1/2007                          900         953
Textron, Inc.
6.50%, 6/1/2012                           700         755
The Boeing Co.
8.75%, 8/15/2021                          500         626
6.625%, 2/15/2038                         300         300
TRW, Inc.
7.75%, 6/1/2029                         1,200       1,386
Tyco International Group SA
6.375%, 2/15/2006                         400         420
5.80%, 8/1/2006                           500         522
6.75%, 2/15/2011                          400         434
6.375%, 10/15/2011                        400         428
6.00%, 11/15/2013                         400         411
6.875%, 1/15/2029                         400         415
United Technologies Corp.
4.875%, 11/1/2006                         800         829
8.875%, 11/15/2019                        575         751
7.50%, 9/15/2029                          100         118
USA Waste Services, Inc.
7.00%, 7/15/2028                        1,075       1,123
Waste Management, Inc.
7.375%, 8/1/2010                          150        168
5.00%, 3/15/2014                          575        546
7.75%, 5/15/2032                          250        286

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                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
COMMUNICATION (1.0%)
America Movil SA de C.V.
(3)   4.125%, 3/1/2009                    525         493
(3)   5.50%, 3/1/2014                     250         231
AT&T Broadband Corp.
8.375%, 3/15/2013                         300         353
9.455%, 11/15/2022                      1,108       1,433
AT&T Corp.
8.05%, 11/15/2011                       1,470       1,508
8.75%, 11/15/2031                         300         292
AT&T Wireless Services, Inc.
7.35%, 3/1/2006                         1,000       1,068
8.125%, 5/1/2012                          250         289
8.75%, 3/1/2031                         1,925       2,355
BellSouth Capital Funding
7.875%, 2/15/2030                       1,350       1,568
BellSouth Corp.
5.00%, 10/15/2006                         600         621
6.55%, 6/15/2034                          700         701
BellSouth Telecommunications
6.375%, 6/1/2028                          500         495
British Sky Broadcasting Corp.
7.30%, 10/15/2006                         150         163
6.875%, 2/23/2009                         150         164
8.20%, 7/15/2009                          400         462
British Telecommunications PLC
7.875%, 12/15/2005                      2,750       2,939
8.375%, 12/15/2010                        100         117
8.875%, 12/15/2030                        700         866
Century Tel Enterprises
6.875%, 1/15/2028                         150         146
Cingular Wireless
7.125%, 12/15/2031                        500         524
Citizens Communications
9.25%, 5/15/2011                          900         943
Clear Channel Communications, Inc.
7.65%, 9/15/2010                        1,500       1,692
Comcast Cable Communications, Inc.
6.375%, 1/30/2006                         750         787
8.375%, 5/1/2007                        1,000       1,118
8.875%, 5/1/2017                          850       1,039
Comcast Corp.
5.30%, 1/15/2014                          450         434
6.50%, 1/15/2015                          600         625
7.05%, 3/15/2033                          600         625
Cox Communications, Inc.
3.875%, 10/1/2008                         500         488
7.75%, 11/1/2010                          425         481
5.50%, 10/1/2015                          400         384
Deutsche Telekom International Finance
3.875%, 7/22/2008                         150         148
8.50%, 6/15/2010                        1,025       1,195
5.25%, 7/22/2013                          700         683
8.75%, 6/15/2030                        1,500       1,830
France Telecom
8.20%, 3/1/2006                         2,000       2,144
9.50%, 3/1/2031                         1,200       1,505
Gannett Co., Inc.
6.375%, 4/1/2012                          400         434
GTE Corp.
6.94%, 4/15/2028                          325         332
GTE North, Inc.
5.65%, 11/15/2008                         200         209
GTE South, Inc.
6.125%, 6/15/2007                       2,500       2,648
Koninklijke KPN NV
8.00%, 10/1/2010                        1,650       1,912
Lenfest Communications, Inc.
8.375%, 11/1/2005                         950       1,015
New England Telephone & Telegraph Co.
6.875%, 10/1/2023                         200         205
7.875%, 11/15/2029                        750         860
News America Holdings, Inc.
9.25%, 2/1/2013                         1,750       2,202
8.15%, 10/17/2036                         385         461
Pacific Bell
7.125%, 3/15/2026                         200         213
R.R. Donnelley & Sons Co.
(3)   3.75%, 4/1/2009                     225         217
(3)   4.95%, 4/1/2014                     200         191
SBC Communications, Inc.
5.75%, 5/2/2006                           800         837
6.25%, 3/15/2011                          750         798
5.875%, 2/1/2012                          250         258
5.875%, 8/15/2012                         250         257
Sprint Capital Corp.
6.00%, 1/15/2007                          500         524
6.125%, 11/15/2008                        500         527
7.625%, 1/30/2011                         700         776
8.375%, 3/15/2012                         250         287
8.75%, 3/15/2032                        2,550       2,972
Telecom Italia Capital
(3)   4.00%, 11/15/2008                   775         761
(3)   5.25%, 11/15/2013                   850         823
(3)   6.375%, 11/15/2033                  225         217
Telecomunicaciones de Puerto Rico
6.65%, 5/15/2006                          300         316
6.80%, 5/15/2009                          400         434
Telefonica Europe BV
7.35%, 9/15/2005                        1,000       1,053
7.75%, 9/15/2010                          300         343
8.25%, 9/15/2030                          250         304

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                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Telefonos de Mexico SA
8.25%, 1/26/2006                          700         749
4.50%, 11/19/2008                         200         193
Telus Corp.
7.50%, 6/1/2007                           350         381
8.00%, 6/1/2011                           575         660
Thomson Corp.
5.75%, 2/1/2008                           800         836
Time Warner Entertainment
8.375%, 3/15/2023                       1,500       1,743
8.375%, 7/15/2033                         100         118
Univision Communications, Inc.
2.875%, 10/15/2006                        225         222
3.50%, 10/15/2007                         300         296
US Cellular
6.70%, 12/15/2033                         350         332
USA Interactive
7.00%, 1/15/2013                          850         922
Verizon Global Funding Corp.
7.375%, 9/1/2012                          750         846
Verizon New Jersey, Inc.
5.875%, 1/17/2012                       1,975       2,033
Verizon New York, Inc.
6.875%, 4/1/2012                        1,200       1,291
Verizon Wireless Capital
5.375%, 12/15/2006                        475         496
Vodafone AirTouch PLC
7.75%, 2/15/2010                          550         631
Vodafone Group PLC
5.00%, 12/16/2013                         750         726
WPP Finance USA Corp.
(3) 5.875%, 6/15/2014                     425         427

CONSUMER CYCLICAL (1.1%)
AOL Time Warner, Inc.
6.125%, 4/15/2006                         200         210
6.15%, 5/1/2007                         1,375       1,458
6.75%, 4/15/2011                          650         703
7.625%, 4/15/2031                         600         658
7.70%, 5/1/2032                           475         526
Brinker International
(3) 5.75%, 6/1/2014                       200         201
Cendant Corp.
6.875%, 8/15/2006                         855         915
6.25%, 1/15/2008                          425         450
7.375%, 1/15/2013                         425         473
7.125%, 3/15/2015                         200         220
Centex Corp.
5.125%, 10/1/2013                         250         235
Costco Wholesale Corp.
5.50%, 3/15/2007                          350         368
DaimlerChrysler North America Holding Corp.
7.25%, 1/18/2006                          525         557
7.375%, 9/15/2006                         500         537
4.75%, 1/15/2008                          600         606
4.05%, 6/4/2008                         1,000         981
8.00%, 6/15/2010                        1,300       1,469
7.75%, 1/18/2011                          750         836
7.30%, 1/15/2012                        1,175       1,276
6.50%, 11/15/2013                         750         768
8.50%, 1/18/2031                          100         114
Dayton Hudson Corp.
6.65%, 8/1/2028                           500         532
Delphi Corp.
6.55%, 6/15/2006                          200         211
6.50%, 8/15/2013                          375         380
Federated Department Stores, Inc.
6.79%, 7/15/2027                          300         308
6.90%, 4/1/2029                           300         311
Ford Capital BV
9.50%, 6/1/2010                           100         113
Ford Motor Co.
6.375%, 2/1/2029                        1,250       1,052
7.45%, 7/16/2031                        2,200       2,087
9.98%, 2/15/2047                        1,000       1,172
Ford Motor Credit Co.
6.875%, 2/1/2006                          325         341
6.50%, 1/25/2007                        4,500       4,733
5.625%, 10/1/2008                       2,000       2,023
5.80%, 1/12/2009                        2,750       2,771
7.375%, 10/28/2009                        175         186
7.875%, 6/15/2010                         500         543
7.375%, 2/1/2011                          725         765
7.25%, 10/25/2011                       1,750       1,831
General Motors Acceptance Corp.
5.25%, 5/16/2005                        1,475       1,504
7.50%, 7/15/2005                        1,000       1,046
6.75%, 1/15/2006                          300         314
4.50%, 7/15/2006                          500         506
6.125%, 2/1/2007                        2,000       2,087
6.15%, 4/5/2007                           750         784
6.125%, 8/28/2007                         700         730
5.625%, 5/15/2009                         275         275
7.25%, 3/2/2011                           250         262
6.875%, 8/28/2012                       3,500       3,556
8.00%, 11/1/2031                        2,100       2,148
General Motors Corp.
7.20%, 1/15/2011                          500         522
8.25%, 7/15/2023                          525         549
7.40%, 9/1/2025                           500         482
6.75%, 5/1/2028                           550         494
8.375%, 7/15/2033                       1,825       1,920

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                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Harrah's Operating Co., Inc.
7.125%, 6/1/2007                          500         536
7.50%, 1/15/2009                          500         547
5.375%, 12/15/2013                        225         211
Kohl's Corp.
6.00%, 1/15/2033                          725         695
Liberty Media Corp.
3.50%, 9/25/2006                          600         599
8.25%, 2/1/2030                         1,000       1,147
Lowe's Cos., Inc.
7.50%, 12/15/2005                         475         506
6.875%, 2/15/2028                         367         401
May Department Stores Co.
9.75%, 2/15/2021                          102         129
Nordstrom, Inc.
6.95%, 3/15/2028                          200         210
Pulte Homes, Inc.
5.25%, 1/15/2014                           75          71
7.875%, 6/15/2032                         600         656
Target Corp.
5.375%, 6/15/2009                       1,000       1,043
7.00%, 7/15/2031                          425         473
6.35%, 11/1/2032                          200         206
The Walt Disney Co.
5.375%, 6/1/2007                        1,000       1,039
7.00%, 3/1/2032                           500         538
Time Warner, Inc.
8.18%, 8/15/2007                          700         782
9.15%, 2/1/2023                           300         372
6.625%, 5/15/2029                         200         196
Toyota Motor Credit Corp.
4.35%, 12/15/2010                         400         396
Tricon Global Restaurants, Inc.
8.875%, 4/15/2011                         500         603
Viacom International Inc.
6.40%, 1/30/2006                          500         526
5.625%, 8/15/2012                       1,000       1,012
7.875%, 7/30/2030                         900       1,063
5.50%, 5/15/2033                          450         401
Wal-Mart Stores, Inc.
4.375%, 7/12/2007                       2,075       2,120
4.125%, 2/15/2011                         375         362
4.55%, 5/1/2013                           500         481
7.55%, 2/15/2030                          700         837
Wal-Mart Stores, Inc. Canada
(3) 5.58%, 5/1/2006                     1,000       1,045
Yum! Brands, Inc.
7.70%, 7/1/2012                           250         286

CONSUMER NONCYCLICAL (0.8%)
Abbott Laboratories
5.625%, 7/1/2006                          500         524
3.50%, 2/17/2009                        1,050       1,017
Albertson's, Inc.
7.50%, 2/15/2011                          500         561
7.45%, 8/1/2029                           300         323
8.00%, 5/1/2031                           250         287
Altria Group, Inc.
5.625%, 11/4/2008                         500         500
7.00%, 11/4/2013                           50          51
American Home Products
6.95%, 3/15/2011                          500         533
Anheuser-Busch Cos., Inc.
7.125%, 7/1/2017                          400         441
6.80%, 8/20/2032                          600         661
Archer-Daniels-Midland Co.
8.125%, 6/1/2012                          500         599
5.935%, 10/1/2032                         150         146
AztraZeneca PLC
5.40%, 6/1/2014                           350         356
Baxter International, Inc.
4.625%, 3/15/2015                         750         690
Boston Scientific
5.45%, 6/15/2014                          325         327
Bottling Group LLC
4.625%, 11/15/2012                      1,350       1,312
Bristol-Myers Squibb Co.
4.75%, 10/1/2006                          700         721
(3)   4.00%, 8/15/2008                    500         496
5.75%, 10/1/2011                        1,100       1,142
(3)   5.25%, 8/15/2013                    500         498
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008                        350         346
(3) 5.35%, 4/15/2014                      475         458
C.R. Bard, Inc.
6.70%, 12/1/2026                          900         957
Campbell Soup Co.
6.75%, 2/15/2011                        1,000       1,104
Cia. Brasil de Bebidas AmBev
10.50%, 12/15/2011                        280         319
(3) 8.75%, 9/15/2013                      250         263
CIGNA Corp.
7.40%, 5/15/2007                          300         326
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011                       1,400       1,503
8.50%, 2/1/2022                           125         158
6.95%, 11/15/2026                         750         826
6.75%, 9/15/2028                          150         162
Conagra, Inc.
7.875%, 9/15/2010                       1,700       1,951
Diageo Capital PLC
3.50%, 11/19/2007                         550         544
3.375%, 3/20/2008                         700         685
Eli Lilly & Co.
6.00%, 3/15/2012                          250         267

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Fred Meyer, Inc.
7.375%, 3/1/2005                        1,500       1,551
General Mills, Inc.
2.625%, 10/24/2006                        500         490
5.125%, 2/15/2007                         850         880
Gillette Co.
4.125%, 8/30/2007                         400         406
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007                         700         685
4.375%, 4/15/2014                         500         470
5.375%, 4/15/2034                         300         272
Grand Metropolitan Investment Corp.
9.00%, 8/15/2011                        1,000       1,226
H.J. Heinz Co.
6.375%, 7/15/2028                         500         515
Hospira, Inc.
(3)   4.95%, 6/15/2009                    300         302
(3)   5.90%, 6/15/2014                    200         202
Imperial Tobacco
7.125%, 4/1/2009                          300         329
International Flavors & Fragrances
6.45%, 5/15/2006                          450         475
Johnson & Johnson
3.80%, 5/15/2013                          425         391
4.95%, 5/15/2033                          250         218
Kellogg Co.
6.00%, 4/1/2006                         1,600       1,678
2.875%, 6/1/2008                          250         239
6.60%, 4/1/2011                           250         274
Kimberly-Clark Corp.
5.625%, 2/15/2012                         250         262
Kraft Foods, Inc.
4.625%, 11/1/2006                       1,200       1,228
5.625%, 11/1/2011                         400         407
6.50%, 11/1/2031                          875         882
Kroger Co.
7.50%, 4/1/2031                           600         665
Merck & Co.
6.40%, 3/1/2028                           300         316
Newell Rubbermaid, Inc.
4.00%, 5/1/2010                           500         474
Pfizer, Inc.
4.50%, 2/15/2014                          700         670
Pharmacia Corp.
5.75%, 12/1/2005                        1,000       1,043
Philip Morris Cos., Inc.
7.00%, 7/15/2005                          500         517
7.65%, 7/1/2008                           450         483
Procter & Gamble Co.
5.50%, 2/1/2034                           700         659
Procter & Gamble Co. ESOP
9.36%, 1/1/2021                         1,200       1,576
Quest Diagnostic, Inc.
6.75%, 7/12/2006                          775         827
Safeway, Inc.
6.50%, 3/1/2011                         1,000       1,059
Sara Lee Corp.
6.125%, 11/1/2032                         825         821
Schering-Plough Corp.
5.30%, 12/1/2013                          575         565
6.50%, 12/1/2033                          300         298
Tyson Foods, Inc.
7.25%, 10/1/2006                          200         214
8.25%, 10/1/2011                          200         230
Unilever Capital Corp.
6.875%, 11/1/2005                       1,000       1,054
7.125%, 11/1/2010                         200         225
5.90%, 11/15/2032                         250         242
UnitedHealth Group, Inc.
5.20%, 1/17/2007                          700         729
Wellpoint Health Networks Inc.
6.375%, 1/15/2012                         900         956
Wyeth
4.375%, 3/1/2008                          500         501
5.50%, 2/1/2014                           425         407
6.45%, 2/1/2024                           400         381
6.50%, 2/1/2034                           200         189


ENERGY (0.4%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031                         750         845
Anadarko Finance Co.
6.125%, 3/15/2012                         750         793
7.50%, 5/1/2031                           450         514
Apache Finance Canada
7.75%, 12/15/2029                         225         272
Baker Hughes, Inc.
6.875%, 1/15/2029                         400         440
BP Capital Markets PLC
2.75%, 12/29/2006                         450         446
2.625%, 3/15/2007                         800         785
Burlington Resources, Inc.
7.40%, 12/1/2031                        1,100       1,250
Canadian Natural Resources
5.45%, 10/1/2012                          650         659
7.20%, 1/15/2032                          275         309
Conoco Funding Co.
5.45%, 10/15/2006                       1,000       1,046
6.35%, 10/15/2011                         175         190
6.95%, 4/15/2029                          500         551
7.25%, 10/15/2031                       1,200       1,369
ConocoPhillips
5.90%, 10/15/2032                       1,000         969

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                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Devon Energy Corp.
7.95%, 4/15/2032                          700         810
Devon Financing Corp.
7.875%, 9/30/2031                         650         747
Encana Holdings Finance Corp.
5.80%, 5/1/2014                            50          51
Halliburton Co.
5.50%, 10/15/2010                         250         252
8.75%, 2/15/2021                          200         237
Kerr McGee Corp.
6.95%, 7/1/2024                           325         324
Marathon Oil Corp.
6.80%, 3/15/2032                          900         939
Nexen, Inc.
5.05%, 11/20/2013                         400         384
7.875%, 3/15/2032                         100         116
Norsk Hydro
6.36%, 1/15/2009                          500         543
7.50%, 10/1/2016                          100         116
7.25%, 9/23/2027                          300         340
7.15%, 1/15/2029                          250         281
Occidental Petroleum
6.75%, 1/15/2012                          625         689
7.20%, 4/1/2028                           400         446
PanCanadian Energy Corp.
7.20%, 11/1/2031                          225         249
Pemex Project Funding Master Trust
8.50%, 2/15/2008                          250         276
7.875%, 2/1/2009                        1,070       1,161
8.00%, 11/15/2011                         100         108
7.375%, 12/15/2014                      1,500       1,526
8.625%, 2/1/2022                          600         621
Petro-Canada
4.00%, 7/15/2013                          800         711
Petronas Capital Ltd.
(3) 7.875%, 5/22/2022                     200         221
PF Export Receivables Master Trust
(2)(3)6.60%, 12/1/2011                  1,500       1,574
Suncor Energy, Inc.
7.15%, 2/1/2032                           500         559
Transocean Sedco Forex, Inc.
6.625%, 4/15/2011                       1,000       1,094
7.50%, 4/15/2031                          500         568
Union Oil Co. of California
7.50%, 2/15/2029                          910       1,031
Valero Energy Corp.
6.125%, 4/15/2007                         500         529

TECHNOLOGY (0.2%)
Arrow Electronics, Inc.
6.875%, 7/1/2013                          150         156
Computer Sciences Corp.
3.50%, 4/15/2008                          500         489
Eastman Kodak Co.
3.625%, 5/15/2008                         400         381
Electronic Data Systems
6.00%, 8/1/2013                           750         717
First Data Corp.
5.625%, 11/1/2011                       1,500       1,565
Hewlett-Packard Co.
5.75%, 12/15/2006                       1,500       1,581
3.625%, 3/15/2008                         700         691
International Business Machines Corp.
4.875%, 10/1/2006                         500         518
6.45%, 8/1/2007                         1,000       1,082
4.75%, 11/29/2012                       1,000         975
7.125%, 12/1/2096                       1,125       1,221
Motorola, Inc.
6.75%, 2/1/2006                           500         526
7.625%, 11/15/2010                        975       1,096
8.00%, 11/1/2011                          100         115
7.50%, 5/15/2025                          325         348
Science Applications International Corp.
6.25%, 7/1/2012                           100         106
5.50%, 7/1/2033                           100          89
SunGard Data Systems, Inc.
3.75%, 1/15/2009                          100          97
4.875%, 1/15/2014                          75          71
Texas Instruments, Inc.
6.125%, 2/1/2006                          600         629

TRANSPORTATION (0.3%)
American Airlines, Inc. Pass-Through Certificates
6.855%, 4/15/2009                         536         533
7.024%, 10/15/2009                        600         597
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010                      1,000       1,120
6.75%, 7/15/2011                          700         768
7.00%, 12/15/2025                         600         646
Canadian National Railway Co.
6.80%, 7/15/2018                          775         844
Canadian Pacific Rail
7.125%, 10/15/2031                        850         951
CNF, Inc.
(3) 6.70%, 5/1/2034                       350         344
Consolidated Rail Corp.
9.75%, 6/15/2020                          200         267
7.875%, 5/15/2043                         250         290

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                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Continental Airlines Enhanced Equipment Trust Certificates
6.648%, 9/15/2017                         707 657
CSX Corp.
6.75%, 3/15/2011                          400         434
6.30%, 3/15/2012                        1,000       1,052
Delta Air Lines Enhanced Equipment Trust Certificates
7.111%, 9/18/2011                       1,500       1,376
ERAC USA Finance Co.
(3) 7.35%, 6/15/2008                      475         528
FedEx Corp.
(3)   2.65%, 4/1/2007                     325         316
(3)   3.50%, 4/1/2009                     150         144
Hertz Corp.
6.35%, 6/15/2010                          250         249
7.40%, 3/1/2011                         1,000       1,046
7.625%, 6/1/2012                          500         525
MISC Capital Ltd.
(3)   5.00%, 7/1/2009                     425         424
(3)   6.125%, 7/1/2014                    575         573
Norfolk Southern Corp.
6.20%, 4/15/2009                        1,250       1,338
7.70%, 5/15/2017                          400         464
7.25%, 2/15/2031                          500         547
7.05%, 5/1/2037                           200         213
7.90%, 5/15/2097                          100         115
Northwest Airlines, Inc. Pass-Through Certificates
6.841%, 4/1/2011                          800         772
Southwest Airlines Co.
6.50%, 3/1/2012                           650         683
Union Pacific Corp.
3.625%, 6/1/2010                        1,000         936
7.125%, 2/1/2028                          600         650


OTHER
Rockwell International Corp.
6.70%, 1/15/2028                          200         211
                                             ------------
                                                  300,161
                                             ------------

UTILITIES (0.7%)

ELECTRIC (0.6%)
AEP Texas Central Co.
5.50%, 2/15/2013                          550         551
6.65%, 2/15/2033                          400         410
Alabama Power Co.
5.50%, 10/15/2017                       1,300       1,298
Arizona Public Service Co.
5.80%, 6/30/2014                          100         100
4.65%, 5/15/2015                          775         706
Boston Edison Co.
4.875%, 4/15/2014                         225         218
Cincinnati Gas & Electric Co.
5.70%, 9/15/2012                          675         687
Cleveland Electric Illumination Co.
7.88%, 11/1/2017                          200         231
Commonwealth Edison Co.
3.70%, 2/1/2008                           750         743
6.15%, 3/15/2012                          600         641
4.70%, 4/15/2015                          175         166
Consolidated Edison, Inc.
6.625%, 12/15/2005                      1,000       1,054
Constellation Energy Group, Inc.
6.125%, 9/1/2009                          600         636
7.00%, 4/1/2012                           500         543
4.55%, 6/15/2015                          500         447
7.60%, 4/1/2032                           250         278
Consumers Energy Co.
4.25%, 4/15/2008                          175         173
5.375%, 4/15/2013                         175         171
Dominion Resources, Inc.
5.25%, 8/1/2015                           200         192
6.30%, 3/15/2033                          750         713
Duke Energy Corp.
3.75%, 3/5/2008                           500         493
6.25%, 1/15/2012                          400         417
5.625%, 11/30/2012                        500         500
Energy East Corp.
6.75%, 6/15/2012                          500         534
Entergy Gulf States
3.60%, 6/1/2005                           250         242
Florida Power & Light
6.875%, 12/1/2005                       1,250       1,321
4.85%, 2/1/2013                           250         246
5.95%, 10/1/2033                          500         492
HQI Transelec Chile SA
7.875%, 4/15/2011                         850         947
Jersey Central Power & Light
(3) 5.625%, 5/1/2016                      350         343
MidAmerican Energy Co.
6.75%, 12/30/2031                       1,225       1,325
National Rural Utilities Cooperative Finance Corp.
6.50%, 3/1/2007                           425         457
5.75%, 8/28/2009                          500         530
7.25%, 3/1/2012                           650         738
4.75%, 3/1/2014                           700         667
8.00%, 3/1/2032                           600         742
NiSource Finance Corp.
3.20%, 11/1/2006                          600         596
7.875%, 11/15/2010                        250         286
5.40%, 7/15/2014                          175         170

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Oncor Electric Delivery Co.
6.375%, 1/15/2015                         400         424
7.25%, 1/15/2033                          850         955
Pacific Gas & Electric Co.
3.60%, 3/1/2009                           100          96
4.20%, 3/1/2011                           225         214
4.80%, 3/1/2014                           150         142
6.05%, 3/1/2034                         1,300       1,223
PacifiCorp
6.90%, 11/15/2011                         500         554
7.70%, 11/15/2031                         500         597
Pepco Holdings, Inc.
5.50%, 8/15/2007                          500         521
6.45%, 8/15/2012                          175         182
Progress Energy, Inc.
6.05%, 4/15/2007                          450         474
7.75%, 3/1/2031                           200         225
7.00%, 10/30/2031                       1,000       1,032
PSEG Power Corp.
6.875%, 4/15/2006                         925         981
5.50%, 12/1/2015                          100          95
8.625%, 4/15/2031                         150         183
Public Service Co. of Colorado
4.375%, 10/1/2008                         725         730
Public Service Co. of New Mexico
4.40%, 9/15/2008                          750         745
South Carolina Electric & Gas Co.
6.625%, 2/1/2032                          450         484
5.30%, 5/15/2033                          500         448
Southern California Edison Co.
8.00%, 2/15/2007                          250         277
5.00%, 1/15/2014                          250         244
6.00%, 1/15/2034                          675         649
5.75%, 4/1/2035                           275         255
TXU Energy Co.
6.125%, 3/15/2008                         500         532
United Utilities PLC
5.375%, 2/1/2019                          700         650
Virginia Electric & Power Co.
5.375%, 2/1/2007                        2,025       2,111
Wisconsin Electric Power Co.
5.625%, 5/15/2033                         200         187
XCEL Energy, Inc.
7.00%, 12/1/2010                          300         333

NATURAL GAS (0.1%)
Columbia Energy Group
7.62%, 11/28/2025                         250         265
Consolidated Natural Gas
5.375%, 11/1/2006                         900         937
Duke Energy Field Services
7.875%, 8/16/2010                       1,000       1,141
Enron Corp.
** 7.125%, 5/15/2007                      300          78
** 6.875%, 10/15/2007                   1,000         260
Keyspan Corp.
7.25%, 11/15/2005                       2,100       2,220
Kinder Morgan, Inc.
6.50%, 9/1/2012                         1,200       1,269
KN Energy, Inc.
7.25%, 3/1/2028                           100         107
Sempra Energy
6.00%, 2/1/2013                         1,000       1,033
Texas Gas Transmission
4.60%, 6/1/2015                           250         229
Trans-Canada Pipelines
4.00%, 6/15/2013                          750         683
Yosemite Security Trust
(3)**8.25%, 11/15/2004                  4,000       1,410
                                             ------------
                                                   46,179
                                             ------------
---------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $729,708)                                  732,877
---------------------------------------------------------
SOVEREIGN BONDS (0.9%)
 (U.S. DOLLAR-DENOMINATED)
---------------------------------------------------------

Canadian Government
6.75%, 8/28/2006                        1,050       1,133
5.25%, 11/5/2008                          450         477
Eksportfinans
4.375%, 7/15/2009                         575         577
Export Development Canada
4.00%, 8/1/2007                           350         354
Federation of Malaysia
8.75%, 6/1/2009                           500         590
7.50%, 7/15/2011                          250         284
Hellenic Republic
6.95%, 3/4/2008                           525         580
Instituto de Credito Oficial
6.00%, 5/19/2008                          750         806
International Finance Corp.
3.00%, 4/15/2008                          700         686
Kredit Fuer Wiederaufbau
2.375%, 9/25/2006                       1,100       1,085
3.375%, 1/23/2008                       2,000       1,984
3.25%, 3/30/2009                          400         387
Landwirtschaft Rentenbank
3.375%, 11/15/2007                      1,200       1,191
3.25%, 6/16/2008                          300         294
3.875%, 9/4/2008                        1,000       1,000

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
                                        (000)       (000)
---------------------------------------------------------
Ontario Hydro Electric
6.10%, 1/30/2008                          500         538
7.45%, 3/31/2013                          600         710
People's Republic of China
7.30%, 12/15/2008                         200         224
4.75%, 10/29/2013                         200         192
Petroleos Mexicanos
6.50%, 2/1/2005                         1,000       1,025
Province of British Columbia
5.375%, 10/29/2008                      1,800       1,905
Province of Manitoba
7.50%, 2/22/2010                        1,000       1,157
Province of New Brunswick
3.50%, 10/23/2007                         500         499
Province of Nova Scotia
5.75%, 2/27/2012                          250         266
Province of Ontario
5.50%, 10/1/2008                        1,750       1,851
5.125%, 7/17/2012                       1,800       1,827
Province of Quebec
5.75%, 2/15/2009                        1,000       1,068
5.00%, 7/17/2009                          750         776
7.50%, 9/15/2029                        1,000       1,214
7.125%, 2/9/2024                          400         462
Quebec Hydro Electric
6.30%, 5/11/2011                        2,000       2,184
8.40%, 1/15/2022                          500         638
Region of Lombardy
5.804%, 10/25/2032                        500         492
Republic of Chile
5.625%, 7/23/2007                         925         968
Republic of Finland
5.875%, 2/27/2006                         250         263
4.75%, 3/6/2007                           250         259
Republic of Italy
4.375%, 10/25/2006                      1,800       1,848
2.75%, 12/15/2006                       1,675       1,657
3.625%, 9/14/2007                       2,000       2,000
3.25%, 5/15/2009                        1,000         958
5.625%, 6/15/2012                       3,800       4,001
4.375%, 6/15/2013                         500         481
5.375%, 6/15/2033                       1,200       1,119
Republic of Korea
8.875%, 4/15/2008                         500         581
4.25%, 6/1/2013                           500         460
Republic of South Africa
7.375%, 4/25/2012                       1,175       1,276
6.50%, 6/2/2014                           650         657
State of Israel
4.625%, 6/15/2013                         200         184
Swedish Export Credit
2.875%, 1/26/2007                         425         421
United Mexican States
8.625%, 3/12/2008                         125         141
4.625%, 10/8/2008                         550         540
10.375%, 2/17/2009                      1,500       1,806
9.875%, 2/1/2010                          500         600
8.375%, 1/14/2011                       4,000       4,510
6.375%, 1/16/2013                       1,300       1,294
5.875%, 1/15/2014                         500         479
6.625%, 3/3/2015                          500         491
11.375%, 9/15/2016                        100         140
8.125%, 12/30/2019                        150         160
8.30%, 8/15/2031                        1,450       1,515
7.50%, 4/8/2033                           250         241
---------------------------------------------------------
TOTAL SOVEREIGN BONDS
              (COST $57,610)                       57,506
---------------------------------------------------------
TAXABLE MUNICIPAL BONDS (0.1%)
---------------------------------------------------------

Illinois (Taxable Pension) GO
4.95%, 6/1/2023                           125         114
5.10%, 6/1/2033                         3,100       2,762
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)
5.501%, 5/1/2034                        1,150       1,088
New Jersey Econ. Dev. Auth.
State Pension Rev.
7.425%, 2/15/2029                         425         503
New Jersey Turnpike Auth. Rev.
4.252%, 1/1/2016                          350         325
Oregon (Taxable Pension) GO
5.762%, 6/1/2023                          250         253
5.892%, 6/1/2027                          375         378
Wisconsin Public Service Rev.
4.80%, 5/1/2013                           275         270
5.70%, 5/1/2026                           325         319
---------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
 (COST $6,150)                                      6,012
---------------------------------------------------------

---------------------------------------------------------
                                         FACE      MARKET
                                       AMOUNT      VALUE^
BALANCED INDEX FUND                     (000)       (000)
---------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.7%)(1)
---------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(4) 1.045%, 7/14/2004                   1,500       1,499
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
1.46%-1.47%,
7/1/2004--Note E                      106,566     106,566
1.47%, 7/1/2004                        70,410      70,410
---------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
             (COST$178,475)                       178,475
---------------------------------------------------------
TOTAL INVESTMENTS (102.0%)
             (COST $6,000,791)                 6,644,567
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
---------------------------------------------------------
Other Assets--Note B 93,158
Liabilities--Note E (220,895)
                                             ------------
                                                (127,737)
                                             ------------
---------------------------------------------------------
NET ASSETS (100%)                              $6,516,830
=========================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Non-income-producing security--debt security in default.
+The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.2% and 2.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $20,763,000, representing 0.3% of net assets.
(4)Security segregated as initial margin for open futures contracts.
(5)Adjustable-rate note.
REIT--Real Estate Investment Trust.
GO--General Obligation Bond.

---------------------------------------------------------
                                                   AMOUNT
                                                    (000)
---------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
---------------------------------------------------------
Paid-in Capital                               $ 6,008,118
Overdistributed Net Investment Income               (538)
Accumulated Net Realized Losses                 (134,779)
Unrealized Appreciation
 Investment Securities                            643,776
 Futures Contracts                                    231
 Swap Contracts                                        22
---------------------------------------------------------
NET ASSETS                                     $6,516,830
=========================================================

Investor Shares---Net Assets
Applicable to 230,541,867 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                     $4,264,567
---------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES        $18.50
=========================================================
Admiral Shares---Net Assets
Applicable to 45,312,283 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                       $838,217
---------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES         $18.50
=========================================================
Institutional Shares---Net Assets
Applicable to 76,436,247 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                     $1,414,046
---------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES   $18.50
=========================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                             BALANCED INDEX FUND
                                                  SIX MONTHS ENDED JUNE 30, 2004
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                                              $ 28,235
 Interest                                                                 54,131
 Security Lending                                                            261
--------------------------------------------------------------------------------
  Total Income                                                            82,627
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                                                37
  Management and Administrative
   Investor Shares                                                         3,828
   Admiral Shares                                                            401
   Institutional Shares                                                      389
  Marketing and Distribution
   Investor Shares                                                           315
   Admiral Shares                                                             54
   Institutional Shares                                                      116
 Custodian Fees                                                              133
 Shareholders' Reports
   Investor Shares                                                           143
   Admiral Shares                                                              2
   Institutional Shares                                                        1
 Trustees' Fees and Expenses 3
--------------------------------------------------------------------------------
  Total Expenses                                                           5,422
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     77,205
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                             (20,254)
 Futures Contracts                                                           569
 Swap Contracts                                                            (311)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (19,996)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                                    83,071
 Futures Contracts                                                          (66)
 Swap Contracts                                                            (298)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          82,707
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $139,916
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                          BALANCED INDEX FUND
                                              ----------------------------------
                                                   SIX MONTHS               YEAR
                                                        ENDED              ENDED
                                                JUNE 30, 2004      DEC. 31, 2003
                                                        (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                               $ 77,205          $ 134,950
 Realized Net Gain (Loss)                            (19,996)           (41,405)
 Change in Unrealized Appreciation (Depreciation)      82,707            816,947
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         139,916            910,492
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                    (47,438)           (91,247)
  Admiral Shares                                      (9,625)           (16,612)
  Institutional Shares                               (16,630)           (27,219)
 Realized Capital Gain
  Investor Shares                                          --                 --
  Admiral Shares                                           --                 --
  Institutional Shares                                     --                 --
--------------------------------------------------------------------------------
   Total Distributions                               (73,693)          (135,078)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
 Investor Shares                                      323,539            374,318
 Admiral Shares                                        78,629            176,618
 Institutional Shares                                 271,834            171,227
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions                        674,002            722,163
--------------------------------------------------------------------------------
 Total Increase (Decrease)                            740,225          1,497,577
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                5,776,605          4,279,028
--------------------------------------------------------------------------------
 End of Period                                     $6,516,830         $5,776,605
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

-------------------------------------------------------------------------------------------------------------------------
BALANCED INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                                             ENDED   ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2004       2003       2002       2001       2000       1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $18.27     $15.65     $17.86     $19.08     $20.22     $18.48
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                         .22        .44        .52       .591       .645        .58
 Net Realized and Unrealized Gain (Loss)
  on Investments                                               .22       2.63     (2.21)    (1.189)    (1.038)       1.88
-------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             .44       3.07     (1.69)     (.598)     (.393)       2.46
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.21)      (.45)      (.52)     (.597)     (.647)      (.58)
 Distributions from Realized Capital Gains                      --         --         --     (.025)     (.100)     (.14)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                        (.21)      (.45)      (.52)     (.622)     (.747)      (.72)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $18.50     $18.27     $15.65     $17.86     $19.08     $20.22
=========================================================================================================================
TOTAL RETURN*                                                2.42%     19.87%     -9.52%     -3.02%     -2.04%     13.61%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                        $4,265     $3,895     $2,990     $3,117     $3,586     $3,128
Ratio of Total Expenses to Average Net Assets              0.21%**      0.22%      0.22%      0.22%      0.22%      0.20%
Ratio of Net Investment Income
 to Average Net Assets                                     2.44%**      2.68%      3.14%      3.26%      3.30%      3.18%
Portfolio Turnover Rate                                      26%**        27%        40%        33%        28%        29%
=========================================================================================================================

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
** Annualized.

BALANCED INDEX FUND ADMIRAL SHARES

--------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED
                                                        SIX MONTHS               DECEMBER 31       NOV. 13* TO
                                                           ENDED , --------------------------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $18.28     $15.65     $17.86     $19.08     $19.40
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                         .223       .462       .529       .602       .088
Net Realized and Unrealized Gain (Loss) on Investments        .216      2.630    (2.206)    (1.189)     (.129)
--------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                             .439      3.092    (1.677)     (.587)     (.041)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                        (.219)     (.462)     (.533)     (.608)     (.189)
Distributions from Realized Capital Gains                       --         --         --     (.025)     (.090)
--------------------------------------------------------------------------------------------------------------
 Total Distributions                                        (.219)     (.462)     (.533)     (.633)     (.279)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $18.50     $18.28     $15.65     $17.86     $19.08
==============================================================================================================
TOTAL RETURN                                                 2.41%     20.02%     -9.45%     -2.96%     -0.20%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                          $838       $750       $481       $471       $316
Ratio of Total Expenses to Average of Net Assets           0.12%**      0.15%      0.15%      0.15%    0.15%**
Ratio of Net Investment Income to Average Net Assets       2.54%**      2.74%      3.22%      3.32%    3.49%**
Portfolio Turnover Rate                                      26%**        27%        40%        33%        28%
==============================================================================================================

*Inception.
**Annualized.

BALANCED INDEX FUND INSTITUTIONAL SHARES

--------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED
                                                        SIX MONTHS               DECEMBER 31       NOV. 13* TO
                                                           ENDED , --------------------------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $18.28     $15.65     $17.86     $19.08     $19.05
--------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                         .226        .47        .54       .612       .056
Net Realized and Unrealized Gain (Loss) on Investments        .216       2.63     (2.21)    (1.189)       .253
--------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                             .442       3.10     (1.67)     (.577)       .309
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                        (.222)      (.47)      (.54)     (.618)     (.189)
Distributions from Realized Capital Gains                       --         --         --     (.025)     (.090)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                                       (.222)      (.47)      (.54)     (.643)     (.279)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $18.50     $18.28     $15.65     $17.86     $19.08
==============================================================================================================
TOTAL RETURN                                                 2.43%     20.07%     -9.41%     -2.90%      1.63%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                        $1,414     $1,131       $807       $599       $148
Ratio of Total Expenses to Average Net Assets              0.08%**      0.10%      0.10%      0.10%    0.10%**
Ratio of Net Investment Income to Average Net Assets       2.57%**      2.79%      3.27%      3.37%    3.36%**
Portfolio Turnover Rate                                      26%**        27%        40%        33%        28%
==============================================================================================================

*Inception.
**Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. SWAP CONTRACTS: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

5. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2004, the fund had contributed capital of $938,000 to Vanguard (included in Other Assets), representing 0.01% of the fund's net assets and 0.94% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund's swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund's income dividends to shareholders is offset by a change in principal return.
Realized gains on swap contracts of $847,000 have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2003, the fund had available realized losses of $114,111,000 to offset future net capital gains of $5,846,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December 31, 2011, and $16,162,000 through December 31, 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2004; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2004, net unrealized appreciation of investment securities for tax purposes was $643,776,000, consisting of unrealized gains of $1,001,020,000 on securities that had risen in value since their purchase and $357,244,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2004,  the  aggregate  settlement  value of open  futures  contracts
expiring   in   September   2004  and  the   related   unrealized   appreciation
(depreciation) were:

--------------------------------------------------------------------------------
                                                               (000)
                                                   -----------------------------
                                                     Aggregate        Unrealized
                                   Number of        Settlement      Appreciation
Index Fund/Futures Contracts  Long Contracts             Value    (Depreciation)
--------------------------------------------------------------------------------
E-mini S&P 500 Index                     140            $7,983               $35
S&P 500 Index                             29             8,268                55
S&P MidCap 400 Index                       5             1,521                34
Russell 2000 Index                         9             2,665               107
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2004, the fund had the following open swap contracts:

TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                         FLOATING     UNREALIZED
                                             NOTIONAL    INTEREST   APPRECIATION
                                               AMOUNT        RATE (DEPRECIATION)
REFERENCE ENTITY/TERMINATION DATE  DEALER*      (000)      PAID**          (000)
-------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities Index

7/1/2004                               UBS    $30,000        0.61%           $67
7/31/2004                              DBS     21,000        0.56             48
10/31/2004                              BA      8,000        0.51             19
10/31/2004                              BA     10,000        0.51          (125)
Federal Home Loan Mortgage Corp., 6.0% 30-Year
7/31/2004                              UBS      2,000        1.01           (36)
Federal Home Loan Mortgage Corp., 5.5% 30-Year
8/31/2004                              UBS      5,000        1.11              4
10/31/2004                             UBS     11,000        1.13              2
Federal National Mortgage Association, 5.0% 15-Year
8/31/2004                              UBS      8,000        1.18             43
10/31/2004                             UBS      6,000        1.16           (10)
Federal National Mortgage Association, 5.0% 30-Year
10/31/2004                             UBS      4,000        1.16            (1)
Federal National Mortgage Association, 5.5% 30-Year
10/31/2004                             UBS     10,000        1.18             11
                                                                       ---------
                                                                            $ 22
--------------------------------------------------------------------------------
*BA--Bank of America.
DBS--Deutsche Bank Securities.
UBS--UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

D. During the six months ended June 30, 2004, the fund purchased $578,899,000 of investment securities and sold $194,467,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $962,523,000 and $503,663,000, respectively.

E. The market value of securities on loan to broker/dealers at June 30, 2004, was $162,291,000, for which the fund held as collateral cash of $106,566,000 and U.S. government and agency securities with a market value of $60,710,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:
--------------------------------------------------------------------------------
                                   SIX MONTHS ENDED           YEAR ENDED
                                     JUNE 30, 2004         DECEMBER 31, 2003
                                ----------------------  ------------------------
                                     AMOUNT     SHARES       AMOUNT       SHARES
                                      (000)      (000)        (000)        (000)
--------------------------------------------------------------------------------
Investor Shares
Issued                            $ 709,725     38,278   $1,035,955       61,515
Issued in Lieu of Cash Distributions 45,448      2,467       87,128        5,121
Redeemed                          (431,634)   (23,325)    (748,765)     (44,585)
--------------------------------------------------------------------------------
  Net Increase (Decrease)
   --Investor Shares                323,539     17,420      374,318       22,051
--------------------------------------------------------------------------------
Admiral Shares
Issued                              169,952      9,180      278,676       16,421
Issued in Lieu of Cash Distributions  8,646        469       14,776          866
Redeemed                           (99,969)    (5,397)    (116,834)      (6,967)
--------------------------------------------------------------------------------
  Net Increase (Decrease)
   --Admiral Shares                  78,629      4,252      176,618       10,320
--------------------------------------------------------------------------------
Institutional Shares
Issued                              325,507     17,429      320,037       19,323
Issued in Lieu of Cash Distributions 16,460        893       26,861        1,578
Redeemed                           (70,133)    (3,790)    (175,671)     (10,585)
--------------------------------------------------------------------------------
  Net Increase (Decrease)
   --Institutional Shares           271,834     14,532      171,227       10,316
--------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND
--------------------------------------------------------------------------------
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of
--------------------------------------------------------------------------------

                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (129)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (129)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (129)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (129)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL Trustee              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (127)                Director of Vanguard Investment Series plc (Irish investment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
--------------------------------------------------------------------------------

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (129)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (129)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (129)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (129)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, beginning August 31, 2004, you may obtain a free report on how the Fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                               (C) 2004 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q022 082004

Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD BALANCED INDEX FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD BALANCED INDEX FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

       VANGUARD BALANCED INDEX FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  August 16, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.